UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

THOMAS A. SWANK, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

SBL Fund

June 30, 2007

Semi-Annual Report

(unaudited)

Chairman’s Letter

August 15, 2007

Thomas A. Swank

Chairman of the Board

To Our Shareholders:

Investors in the stock market in general enjoyed strong returns over the first half of 2007, but not without experiencing some event driven volatility both early in the first quarter of 2007 as they weathered negative news from Asian markets and again late in the second quarter as the housing sector was hit with negative sub-prime related concerns. The fact that the stock market rebounded to end the first quarter with positive returns and then continued to rally through much of the second quarter is remarkable and an indication that fundamentals such as stronger than expected corporate earnings growth and benign inflation continued to be strong drivers. In addition, merger and acquisition activity was generating headlines, which helped to keep investors thinking positively about the markets.

Interest rates on US Treasury securities with both short-term and long-term maturities during the period are summarized below.

	% Rates
U.S. Treasury Maturity	12/31/06	3/31/07	6/30/07
3 Month	5.02	5.04	4.82
5 Year	4.70	4.54	4.92
10 Year	4.71	4.65	5.03
20 Year	4.91	4.92	5.21

The performance of selected major indexes in each quarter and for the six-month period is shown in the table below.

Index	Return %
	1st Qtr 2007	2nd Qtr 2007	Six Months 12/31/06- 6/30/07
S&P 500	0.64	6.28	6.96
Russell 1000	1.21	5.90	7.18
Russell 2500	3.55	4.94	8.67
Russell 2000	1.95	4.41	6.45
MSCI EAFE ($US)	4.08	6.40	10.74
Lehman Aggregate Bond	1.50	(0.52)	0.98
Lehman High Yield	2.64	0.22	2.87

Overall during the period, the highest returns came from international equities. On the domestic side, stocks on the whole performed well all along the large-mid-small cap spectrum with little significant variation between growth and value styles. Bond performance was much more modest as longer term interest rates rose, and credit concerns caused corporate interest rate spreads to widen over US Treasuries.

The Federal Reserve continued in its strategy of staying on the sidelines with the key factors being the growth in the economy and inflationary trends. As economic growth moderates over the next few quarters, and absent any spike in inflation, the market would expect the next Fed move to be one of easing, or lowering of short term rates. If the economy continues in its resilience, such a Fed move may not happen for some time, even though it has been over a year since the Fed raised the Fed target rate to its current level, and over four years since its last easing move. The Fed is not likely to be making any change in its policy until a clear indication of the direction of inflation unfolds.

Given that these types of events are difficult to successfully and consistently predict for any investor, it behooves all of us to maintain a diversified portfolio strategy that is designed to meet key financial objectives over the long run. One of the main roles of the SBL Fund is to provide professionally managed investment portfolios that give shareholders the benefits of diversification as well as investment returns that meet their long term goals.

We appreciate your continued investment in the Fund and as always welcome any comments or questions you may have.

Sincerely,

Thomas A. Swank

Chairman, The SBL Fund

Series A

EQUITY SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series A
Performance Summary	(Equity Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series A (Equity Series) on June 30, 1997 and reflects the fees and expenses of Series A. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Portfolio Composition by Sector

Consumer Discretionary	10.14%
Consumer Staples	8.65
Energy	12.44
Financials	24.54
Health Care	9.96
Industrials	15.93
Information Technology	10.65
Materials	1.18
Telecommunication Services	2.63
Commercial Paper	4.69
Liabilities, less cash & other assets	(0.81)
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series A	14.32%	7.48%	3.41%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series A
Performance Summary	(Equity Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series A (Equity Series)
Actual	$1,000.00	$1,032.10	$4.43
Hypothetical	1,000.00	1,020.43	4.41

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 3.21%.

[2]	Expenses are equal to the Series annualized expense ratio 0.88% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series A (Equity Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 96.1%
Aerospace & Defense - 4.3%
General Dynamics Corporation	162,100	$12,679,462
L-3 Communications Holdings, Inc.	46,000	4,479,940

		17,159,402

Air Freight & Logistics - 2.9%
FedEx Corporation	106,000	11,762,820

Broadcasting & Cable TV - 1.3%
CBS Corporation (CI.B)	152,950	5,096,294

Building Products - 0.3%
USG Corporation *	27,800	1,363,312

Coal & Consumable Fuels - 1.5%
Evergreen Energy, Inc. *	1,027,400	6,195,222

Communications Equipment - 2.1%
ADC Telecommunications, Inc. *	452,100	8,286,993

Construction & Engineering - 0.4%
Shaw Group, Inc. *	33,450	1,548,400

Consumer Finance - 10.1%
American Express Company	222,700	13,624,786
Capital One Financial Corporation	146,200	11,467,928
First Marblehead Corporation	399,600	15,440,544

		40,533,258

Data Processing & Outsourced Services - 4.2%
First Data Corporation	208,700	6,818,229
Western Union Company	477,600	9,948,408

		16,766,637

Drug Retail - 2.1%
CVS Caremark Corporation	228,500	8,328,825

Health Care Equipment - 1.8%
Hospira, Inc. *	185,300	7,234,112

Health Care Services - 2.0%
Medco Health Solutions, Inc. *	103,300	8,056,367

Home Improvement Retail - 4.1%
Home Depot, Inc.	418,200	16,456,170

Hotels, Resorts & Cruise Lines - 2.1%
Carnival Corporation	172,200	8,398,194

Hypermarkets & Super Centers - 6.6%
Costco Wholesale Corporation	223,000	13,049,960
Wal-Mart Stores, Inc.	275,800	13,268,738

		26,318,698

Industrial Conglomerates - 8.0%
General Electric Company	492,700	18,860,556
Tyco International, Ltd.	387,600	13,097,004

		31,957,560

Industrial Gases - 1.2%
Praxair, Inc.	65,800	4,736,942

Integrated Oil & Gas - 6.9%
Chevron Corporation	134,000	11,288,160
Exxon Mobil Corporation	196,900	16,515,972

		27,804,132

IT Consulting & Other Services - 0.6%
Unisys Corporation *	277,850	2,539,549

Managed Health Care - 3.0%
UnitedHealth Group, Inc.	78,800	4,029,832
WellPoint, Inc. *	101,600	8,110,728

		12,140,560

Movies & Entertainment - 2.6%
Time Warner, Inc.	505,000	10,625,200

Multi-Line Insurance - 4.9%
American International Group, Inc.	278,800	19,524,364

Oil & Gas Drilling - 1.1%
Transocean, Inc. *	40,200	4,260,396

Oil & Gas Equipment & Services - 2.9%
Baker Hughes, Inc.	65,000	5,468,450
BJ Services Company	70,900	2,016,396
Halliburton Company	117,700	4,060,650

		11,545,496

Other Diversified Financial Services - 5.6%
Citigroup, Inc.	278,600	14,289,394
JPMorgan Chase & Company	165,900	8,037,855

		22,327,249

Pharmaceuticals - 3.1%
Johnson & Johnson	201,400	12,410,268

Property & Casualty Insurance - 4.0%
Berkshire Hathaway, Inc. *	145	15,873,875

Systems Software - 3.8%
Microsoft Corporation	510,200	15,035,594

Wireless Telecommunication Services - 2.6%
Sprint Nextel Corporation	508,300	10,526,893

TOTAL COMMON STOCK (Cost $316,109,250)		$384,812,782

	Principal Amount	Value
COMMERCIAL PAPER - 4.7%
Banking - 0.7%
Bank of America
5.27%, 7/5/2007	1,295,000	1,294,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series A (Equity Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Banking (continued)
UBS Finance (Delaware) LLC
5.28%, 7/17/2007	1,500,000	$1,496,433

		2,790,675

Brokerage - 0.5%
ING (US) Funding LLC
5.25%, 7/9/2007	1,800,000	1,797,900

Consumer Products - 0.5%
Procter & Gamble International Funding
5.32%, 7/10/2007	2,000,000	1,997,340

Financial Companies - Captive - 1.0%
Caterpillar Financial Service Corporation
5.28%, 7/16/2007	2,000,000	1,995,600
International Lease Finance Company
5.32%, 7/6/2007	2,000,000	1,998,311

		3,993,911

Non U.S. Banking - 1.0%
Bank of Ireland
5.34%, 7/12/2007	2,000,000	1,996,737
Danske Corporation
5.30%, 7/11/2007	2,000,000	1,997,055

		3,993,792

Pharmaceuticals - 1.0%
Abbott Laboratories
5.25%, 7/2/2007	1,300,000	1,299,811
5.25%, 7/3/2007	1,400,000	1,399,592
5.27%, 7/13/2007	1,500,000	1,497,360

		4,196,763

TOTAL COMMERCIAL PAPER (Cost $18,770,381)		$18,770,381

Total Investments (SBLA Fund)		$403,583,163
(Cost $334,879,631) - 100.8%
Liabilities in Excess of Other Assets - (0.8)%		(3,248,3081)

TOTAL NET ASSETS - 100.0%		$400,334,855

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $335,017,968.

*	- Non-income producing security

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series A
(Equity Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$403,583,163
Receivables:
Fund shares sold	118,722
Dividends	192,011
Prepaid expenses	6,625

Total assets	403,900,521

Liabilities:
Cash overdraft	1,585,572
Payable for:
Fund shares redeemed	267,578
Securities purchased	1,357,006
Management fees	251,683
Custodian fees	851
Transfer agent/maintenance fees	2,083
Administration fees	32,029
Professional fees	29,608
Directors’ fees	5,738
Other	33,518

Total liabilities	3,565,666

Net Assets	$400,334,855

Net assets consist of:
Paid in capital	$255,018,221
Undistributed net investment income	2,333,391
Undistributed net realized gain on sale of investments and options written	74,279,711
Net unrealized appreciation in value of investments and options written	68,703,532

Net assets	$400,334,855

Capital shares authorized	unlimited
Capital shares outstanding	15,014,577
Net asset value per share (net assets divided by shares outstanding)	$26.66

[1] Investments, at cost	$334,879,631

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$2,559,164
Interest	156,864

Total investment income	2,716,028

Expenses:
Management fees	1,568,641
Administration fees	199,103
Transfer agent/maintenance fees	12,629
Custodian fees	8,275
Directors’ fees	11,666
Professional fees	19,983
Reports to shareholders	19,452
Other expenses	9,653

Total expenses	1,849,402

Net investment income	866,626

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	26,934,054
Options written	108,939

Net realized gain	27,042,993

Net unrealized appreciation (depreciation) during the period on:
Investments	(14,757,835)
Options written	56,903

Net unrealized depreciation	(14,700,932)

Net realized and unrealized gain	12,342,061

Net increase in net assets resulting from operations	$13,208,687

The accompanying notes are an integral part of the financial statements.

Series A
Statement of Changes in Net Assets	(Equity Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$866,626	$1,466,765
Net realized gain during the period on investments and options written	27,042,993	47,236,718
Net unrealized appreciation (depreciation) during the period on investments and options written	(14,700,932)	4,445,082

Net increase in net assets resulting from operations	13,208,687	53,148,565

Capital share transactions:
Proceeds from sale of shares	16,443,462	37,464,659
Cost of shares redeemed	(71,105,374)	(115,755,780)

Net decrease from capital share transactions	(54,661,912)	(78,291,121)

Net decrease in net assets	(41,453,225)	(25,142,556)

Net assets:
Beginning of period	441,788,080	466,930,636

End of period	$400,334,855	$441,788,080

Undistributed net investment income at end of period	$2,333,391	$1,466,765

Capital Share Activity:
Shares sold	631,395	1,582,979
Shares redeemed	(2,723,306)	(4,888,558)

Total capital share activity	(2,091,911)	(3,305,579)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Series A
Selected data for each share of capital stock outstanding throughout each period	(Equity Series)

	Six Months Ended June 30, 2007[d,e]	2006	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$25.83	$22.88	$21.93	$20.37	$16.83	$22.36

Income (loss) from investment operations:
Net investment income	0.05	0.11	0.16	0.18	0.13	0.10
Net gain (loss) on securities (realized and unrealized)	0.78	2.84	0.79	1.40	3.53	(5.47)

Total from investment operations	0.83	2.95	0.95	1.58	3.66	(5.37)

Less distributions:
Dividends from net investment income	—	—	—	(0.02)	(0.12)	(0.16)

Total distributions	—	—	—	(0.02)	(0.12)	(0.16)

Net asset value, end of period	$26.66	$25.83	$22.88	$21.93	$20.37	$16.83

Total Return[a]	3.21%	12.89%	4.33%	7.77%	21.74%	(24.10)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$400,335	$441,788	$466,931	$530,096	$559,290	$517,837

Ratios to average net assets:
Net investment income	0.41%	0.33%	0.55%	0.81%	0.66%	0.49%
Total expenses[b]	0.88%	0.90%	0.89%	0.87%	0.82%	0.82%
Net expenses[c]	0.88%	0.90%	0.89%	0.87%	0.82%	0.82%

Portfolio turnover rate	14%	26%	37%	27%	53%	25%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series B

LARGE CAP VALUE SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series B
Performance Summary	(Large Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 1997 and reflects the fees and expenses of Series B. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series B	20.69%	12.69%	5.41%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	9.71%
Consumer Staples	8.13
Energy	13.86
Financials	21.23
Health Care	4.81
Industrials	20.00
Information Technology	3.53
Materials	6.13
Telecommunication Services	3.98
Utilities	2.17
Exchange Traded Funds	4.42
Commercial Paper	2.36
Repurchase Agreement	0.17
Liabilities, less cash & other assets	(0.50)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series B
Performance Summary	(Large Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series B (Large Cap Value Series)
Actual	$1,000.00	$1,098.10	$4.06
Hypothetical	1,000.00	1,020.93	3.91

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 9.81%.

[2]	Expenses are equal to the Series annualized expense ratio 0.78% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series B (Large Cap Value Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 98.0%
Aerospace & Defense - 3.2%
United Technologies Corporation	228,400	$16,200,412

Agricultural Products - 1.8%
Archer-Daniels-Midland Company	281,400	9,311,526

Aluminum - 1.0%
Alcoa, Inc.	119,600	4,847,388

Broadcasting & Cable TV - 2.6%
CBS Corporation (CI.B)	402,100	13,397,972

Building Products - 2.4%
USG Corporation *	244,800	12,004,992

Computer Hardware - 2.9%
Hewlett-Packard Company	331,200	14,778,144

Construction & Engineering - 0.4%
Shaw Group, Inc. *	47,450	2,196,461

Consumer Finance - 7.6%
Capital One Financial Corporation	181,800	14,260,392
First Marblehead Corporation	500,125	19,324,830
SLM Corporation	91,000	5,239,780

		38,825,002

Diversified Chemicals - 3.3%
Dow Chemical Company	176,400	7,800,408
E.I. Du Pont de Nemours & Company	178,600	9,080,024

		16,880,432

Drug Retail - 2.0%
CVS Caremark Corporation	280,800	10,235,160

Electric Utilities - 2.2%
Edison International	196,300	11,016,356

Exchange Traded Funds - 4.4%
iShares Russell 1000 Value Index Fund	170,600	14,797,844
iShares S&P 500 Value Index Fund	93,600	7,640,568

		22,438,412

Health Care Equipment - 1.6%
Hospira, Inc. *	200,700	7,835,328

Health Care Services - 1.8%
Medco Health Solutions, Inc. *	115,200	8,984,448

Home Improvement Retail - 3.0%
Home Depot, Inc.	390,700	15,374,045

Hypermarkets & Super Centers - 3.0%
Costco Wholesale Corporation	262,200	15,343,944

Industrial Conglomerates - 11.2%
General Electric Company	411,900	15,767,532
McDermott International, Inc. *	332,000	27,595,840
Tyco International, Ltd.	406,600	13,739,014

		57,102,386

Integrated Oil & Gas - 9.3%
Chevron Corporation	151,000	12,720,240
ConocoPhillips	92,500	7,261,250
Exxon Mobil Corporation	184,600	15,484,248
Sasol, Ltd. ADR	311,100	11,678,694

		47,144,432

Integrated Telecommunication Services - 1.0%
Windstream Corporation	331,932	4,899,316

IT Consulting & Other Services - 0.6%
Unisys Corporation *	343,500	3,139,590

Managed Health Care - 1.5%
WellPoint, Inc. *	95,500	7,623,765

Movies & Entertainment - 4.0%
News Corporation	260,800	5,531,568
Time Warner, Inc.	712,600	14,993,104

		20,524,672

Multi-Line Insurance - 4.3%
American International Group, Inc.	309,600	21,681,288

Oil & Gas Drilling - 0.8%
Transocean, Inc. *	39,100	4,143,818

Oil & Gas Equipment & Services - 1.6%
Halliburton Company	232,600	8,024,700

Oil & Gas Storage & Transportation - 2.2%
Williams Companies, Inc.	350,800	11,092,296

Other Diversified Financial Services - 5.2%
Citigroup, Inc.	308,800	15,838,352
JPMorgan Chase & Company	221,700	10,741,365

		26,579,717

Property & Casualty Insurance - 4.1%
Berkshire Hathaway, Inc. *	190	20,800,250

Railroads - 2.8%
Union Pacific Corporation	122,800	14,140,420

Specially Chemicals - 1.9%
Rohm & Haas Company	172,200	9,415,896

Tobacco - 1.3%
Altria Group, Inc.	91,800	6,438,852

Wireless Telecommunication Services - 3.0%
Alltel Corporation	59,900	4,046,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series B (Large Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corporation	544,700	$11,280,737

		15,326,982

TOTAL COMMON STOCK (Cost $373,376,276)		$497,748,402

	Principal Amount	Value
COMMERCIAL PAPER - 2.3%
Banking - 0.7%
Bank of America
5.25%, 7/2/2007	2,000,000	1,999,706
UBS Finance (Delaware) LLC
5.24%, 7/11/2007	1,500,000	1,497,808

		3,497,514

Brokerage - 0.4%
ING (US) Funding LLC
5.25%, 7/9/2007	2,000,000	1,997,667

Consumer Products - 0.2%
Procter & Gamble International Funding
5.32%, 7/10/2007	1,000,000	998,670

Financial Companies - Captive - 0.5%
International Lease Finance Company
5.28%, 7/5/2007	1,800,000	1,798,944
5.32%, 7/6/2007	1,100,000	1,099,187

		2,898,131

Pharmaceuticals - 0.5%
Abbott Laboratories
5.25%, 7/2/2007	1,300,000	1,299,811
5.25%, 7/3/2007	1,300,000	1,299,620

		2,599,431

TOTAL COMMERCIAL PAPER (Cost $11,991,413)		$11,991,413

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $870,352 (Collateralized by U.S. Treasury Note, 4.375%, 2/01/08 with a value of $888,234)	$870,000	$870,000

TOTAL REPURCHASE AGREEMENT (Cost $870,000)		$870,000

Total Investments (SBL B Fund)		$510,609,815
(Cost $386,237,689) - 100.5%
Liabilities in Excess of Other Assets - (0.5)%		(2,566,778)

TOTAL NET ASSETS - 100.0%		$508,043,037

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $386,284,655.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series B
(Large Cap Value Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$510,609,815
Cash	764
Receivables:
Fund shares sold	111,591
Dividends	676,370
Prepaid expenses	6,828

Total assets	511,405,368

Liabilities:
Payable for:
Fund shares redeemed	1,022,056
Securities purchased	1,954,838
Management fees	272,830
Directors’ fees	4,051
Custodian fees	1,809
Transfer agent/maintenance fees	2,083
Administration fees	40,115
Professional fees	27,257
Other	37,292

Total liabilities	3,362,331

Net Assets	$508,043,037

Net assets consist of:
Paid in capital	$583,891,347
Undistributed net investment income	5,557,120
Accumulated net realized loss on sale of investments and options written	(205,777,556)
Net unrealized appreciation in value of investments and options written	124,372,126

Net assets	$508,043,037

Capital shares authorized	unlimited
Capital shares outstanding	17,520,396
Net asset value per share (net assets divided by shares outstanding)	$29.00

[1] Investments, at cost	$386,237,689

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$3,695,551
Interest	266,976

Total investment income	3,962,527

Expenses:
Management fees	1,583,042
Administration fees	231,996
Custodian fees	12,733
Transfer agent/maintenance fees	12,632
Directors’ fees	11,957
Professional fees	20,728
Reports to shareholders	27,454
Other expenses	9,713

Total expenses	1,910,255

Net investment income	2,052,272

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	21,184,231
Options written	147,066

Net realized gain	21,331,297

Net unrealized appreciation during the period on:
Investments	22,593,667
Options written	20,790

Net unrealized appreciation	22,614,457

Net realized and unrealized gain	43,945,754

Net increase in net assets resulting from operations	$45,998,026

The accompanying notes are an integral part of the financial statements.

Series B
Statement of Changes in Net Assets	(Large Cap Value Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$2,052,272	$3,504,848
Net realized gain during the period on investments and options written	21,331,297	27,019,837
Net unrealized appreciation during the period on investments and options written	22,614,457	57,084,019

Net increase in net assets resulting from operations	45,998,026	87,608,704

Capital share transactions:
Proceeds from sale of shares	49,938,711	88,964,012
Cost of shares redeemed	(68,577,107)	(106,581,077)

Net decrease from capital share transactions	(18,638,396)	(17,617,065)

Net increase in net assets	27,359,630	69,991,639

Net assets:
Beginning of period	480,683,407	410,691,768

End of period	$508,043,037	$480,683,407

Undistributed net investment income at end of period	$5,557,120	$3,504,848

Capital Share Activity:
Shares sold	1,817,322	3,705,999
Shares redeemed	(2,503,086)	(4,475,464)

Total capital share activity	(685,764)	(769,465)

The accompanying notes are an integral part of the financial statements.

Series B
Financial Highlights	(Large Cap Value Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[e,f]	2006	2005[d]	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$26.40	$21.64	$19.58	$17.68	$13.84	$18.59

Income (loss) from investment operations:
Net investment income	0.11	0.20	0.24	0.21	0.14	0.13
Net gain (loss) on securities (realized and unrealized)	2.49	4.56	1.82	1.70	3.84	(4.58)

Total from investment operations	2.60	4.76	2.06	1.91	3.98	(4.45)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.14)	(0.30)

Total distributions	—	—	—	(0.01)	(0.14)	(0.30)

Net asset value, end of period	$29.00	$26.40	$21.64	$19.58	$17.68	$13.84

Total Return[a]	9.81%	22.00%	10.52%	10.82%	28.81%	(24.14)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$508,043	$480,683	$410,692	$429,493	$434,575	$370,746

Ratios to average net assets:
Net investment income	0.84%	0.80%	0.98%	1.09%	0.93%	0.74%
Total expenses[b]	0.78%	0.79%	0.84%	0.92%	0.89%	0.91%
Net expenses[c]	0.78%	0.79%	0.84%	0.87%	0.83%	0.82%

Portfolio turnover rate	25%	20%	99%	73%	60%	68%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Security Global Investors (SGI) became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SGI paid Dreyfus Corporation for sub-advisory services.
[e]	Net investment income (loss) was computed using the average month-end shares outstanding throughout the period.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series C

MONEY MARKET SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series C
Performance Summary	(Money Market Series)
June 30, 2007	(unaudited)

PERFORMANCE

Portfolio Composition by Quality Ratings

Tier 1 investments	100.01%
Liabilities, less cash & other assets	(0.01)
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series C	4.83%	2.26%	3.39%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series C
Performance Summary	(Money Market Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007–June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series C (Money Market Series)
Actual	$1,000.00	$1,023.60	$3.31
Hypothetical	1,000.00	1,021.52	3.31

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 2.36%.

[2]

Expenses are equal to the Series annualized expense ratio (net of earnings credits), 0.66% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series C (Money Market Series)
June 30, 2007 (Unaudited)

	Principal Amount	Value
CERTIFICATE OF DEPOSIT - 7.9%
Bank of Ireland
5.34%, 8/09/2007	3,000,000	$2,999,708
BNP Paribas NY Branch
5.33%, 8/23/2007	2,000,000	1,999,737
Credit Suisse New York
5.62%, 7/18/2007	2,000,000	2,000,046
Societe Generale NY
5.17%, 1/09/2008	1,500,000	1,499,104
UBS AG Stamford CT
5.30%, 7/20/2007	2,000,000	1,999,939

TOTAL CERTIFICATE OF DEPOSIT (Cost $10,499,309)		$10,498,534

CORPORATE BOND - 18.3%
Automotive - 4.5%
Toyota Motor Credit Corporation
5.346% to 5.35%, 7/02/2007 to 7/16/2007 (1)(2)	$3,500,000	3,500,787
5.405%, 7/02/2007 (1)(2)	2,500,000	2,500,130

		6,000,917

Brokerage - 11.1%
Goldman Sachs Group, Inc.
5.474%, 7/02/2007 (2)	2,000,000	2,000,000
5.475%, 10/05/2007 (2)	1,395,000	1,395,551
Lehman Brothers Holdings, Inc.
5.35%, 7/02/2007 (1)(2)	1,000,000	1,000,082
5.39%, 8/29/2007 (1)(2)	3,000,000	3,001,164
Merrill Lynch & Company, Inc.
5.475% to 5.485%, 7/09/2007 to 7/19/2007 (2)	3,650,000	3,651,013
Morgan Stanley
5.385%, 7/25/2007 (1)(2)	1,500,000	1,500,374
5.484%, 7/18/2007 (1)(2)	2,200,000	2,201,500

		14,749,684

Financial Companies - Captive - 2.7%
Caterpillar Financial Services Corporation
5.365%, 7/27/2007 (2)	2,000,000	2,000,020
General Electric Capital Corporation
5.41%, 5/19/2008 (2)	1,500,000	1,501,325

		3,501,345

TOTAL CORPORATE BOND (Cost $24,252,378)		$24,251,946

MORTGAGE BACKED SECURITIES - 0.8%
Other Non-Agency - 0.8%
Pass-Thru’s - 0.8%
Small Business Administration Pools
#503295, 5.75% - 7/01/2007 (1)(2)	128,033	128,195
#503303, 5.75% - 7/01/2007 (1)(2)	202,527	202,782
#503308, 5.75% - 7/01/2007 (1)(2)	145,360	145,360
#503176, 5.875% - 7/01/2007 (1)(2)	24,727	24,850
#503343, 5.875% - 7/01/2007 (1)(2)	232,607	232,607
#503347, 5.875% - 7/01/2007 (1)(2)	86,160	86,160
#502353, 6.00% - 7/01/2007 (1)(2)	39,194	39,194
#502163, 6.25% - 7/01/2007 (1)(2)	191,359	191,359

		1,050,507

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,050,297)		$1,050,507

U.S. GOVERNMENT SPONSORED AGENCY BONDS NOTES - 10.5%
Federal Home Loan Bank
5.02% - 7/15/2007 (1)(2)	2,000,000	2,000,136
5.04% - 7/15/2007 (1)(2)	1,500,000	1,500,167
5.25% - 11/02/2007	2,000,000	1,998,982
5.25% - 11/29/2007	2,000,000	1,998,904
5.27% - 5/21/2008	2,000,000	1,997,702
5.30% - 5/30/2008	2,000,000	1,998,502
Federal Home Loan Mortage Corporation
5.27% - 4/25/2008	2,500,000	2,497,032

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $13,999,154)		$13,991,425

ASSET BACKED COMMERCIAL PAPER - 24.6%
Financial - Other - 2.6%
Govco, Inc.
5.24%, 7/12/2007	1,000,000	998,504
5.23%, 7/16/2007	1,200,000	1,197,489
5.23%, 7/23/2007	1,200,000	1,196,255

		3,392,248

Financial Companies - Captive - 2.0%
Edison Asset Securitization LLC
5.20%, 8/10/2007	1,383,000	1,375,003
5.25%, 9/4/2007	1,300,000	1,287,730

		2,662,733

Financial Companies - Diversified - 3.7%
Amsterdam Funding Corporation
5.265%, 7/3/2007	1,200,000	1,199,649
5.26%, 7/13/2007	1,000,000	998,247
5.27%, 7/17/2007	1,000,000	997,658
5.27%, 7/19/2007	1,700,000	1,695,520

		4,891,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series C (Money Market Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (continued)
Financial Companies - Miscellaneous
Receivables - 5.4%
Falcon Asset Securitization Corporation
5.26%, 7/9/2007	1,100,000	$1,098,714
5.27%, 7/11/2007	1,500,000	1,497,804
5.26%, 8/13/2007	1,500,000	1,490,576
Jupiter Securitization Corporation
5.255%, 7/5/2007	1,000,000	999,416
5.265%, 7/10/2007	1,000,000	998,684
5.255%, 7/25/2007	1,000,000	996,497

		7,081,691

Financial Companies - Securities - 0.8%
Perry Global Funding LLC
5.21%, 7/19/2007	1,100,000	1,097,210

Financial Companies - Trade & Term
Receivables - 4.1%
CAFCO LLC
5.26%, 7/31/2007	1,000,000	995,617
5.26%, 8/14/2007	1,000,000	993,571
5.26%, 8/15/2007	1,500,000	1,490,137
Eureka Securitization
5.26%, 7/18/2007	1,000,000	997,516
5.25%, 8/3/2007	1,000,000	995,188

		5,472,029

Financial Companies - Trade
Receivables - 6.0%
Old Line Funding LLC
5.26%, 7/9/2007	1,800,000	1,797,896
5.26%, 7/24/2007	1,200,000	1,195,967
Sheffield Receivables Corporation
5.27%, 7/11/2007	1,000,000	998,536
5.265%, 7/12/2007	2,000,000	1,996,783
5.28%, 7/13/2007	2,000,000	1,996,480

		7,985,662

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $32,582,225)		$32,582,647

COMMERCIAL PAPER - 37.9%
Automotive - 4.5%
American Honda Finance
5.22%, 7/5/2007	2,000,000	1,998,840
5.22%, 7/30/2007	2,000,000	1,991,599
5.23%, 8/8/2007	2,000,000	1,988,959

		5,979,398

Banking - 3.0%
Bank of America
5.21%, 7/24/2007	2,000,000	1,993,523
UBS Finance (Delaware) LLC
5.25%, 9/4/2007	2,000,000	1,981,369

		3,974,892

Brokerage - 7.0%
Goldman Sachs Group, Inc.
5.17%, 7/20/2007	1,500,000	1,496,014
ING (US) Funding LLC
5.25%, 7/30/2007	1,500,000	1,493,656
5.27%, 7/31/2007	1,400,000	1,393,852
5.22%, 8/16/2007	1,000,000	993,425
5.22%, 10/9/2007	1,500,000	1,478,385
Merrill Lynch & Company, Inc.
5.19%, 7/11/2007	1,500,000	1,498,001
Morgan Stanley
5.23%, 8/8/2007	1,000,000	994,563

		9,347,896

Consumer Products - 4.1%
Procter & Gamble International Funding
5.25%, 8/30/2007	1,611,000	1,597,162
5.25%, 9/12/2007	1,477,000	1,461,521
5.24%, 9/20/2007	1,400,000	1,383,698
5.26%, 9/21/2007	1,000,000	988,210

		5,430,591

Electric - 0.8%
Florida Power & Light Company
5.30%, 7/23/2007	1,000,000	996,761

Food & Beverage - 0.8%
Coca-Cola Company
5.22%, 7/6/2007	1,000,000	999,275

Non U.S. Banking - 14.2%
Bank of Ireland
5.25%, 8/28/2007	2,000,000	1,983,299
BNP Paribas Finance, Inc.
5.20%, 7/6/2007	1,100,000	1,099,352
5.25%, 8/24/2007	2,000,000	1,984,545
Danske Corporation
5.25%, 7/10/2007	1,000,000	998,688
5.235%, 8/20/2007	1,000,000	992,847
5.25%, 9/5/2007	1,000,000	990,539
5.255%, 9/11/2007	1,000,000	989,665
5.165%, 10/30/2007	1,000,000	982,533
Societe Generale
5.23%, 8/6/2007	1,100,000	1,094,375
5.25%, 8/7/2007	2,500,000	2,486,510
5.23%, 10/9/2007	1,000,000	985,590
Westpac Banking Corporation
5.25%, 7/12/2007	1,000,000	998,528
5.19%, 8/1/2007	2,100,000	2,090,795
5.20%, 8/2/2007	1,200,000	1,194,565

		18,871,831

Pharmaceuticals - 2.8%
Abbott Laboratories
5.27%, 7/13/2007	1,600,000	1,597,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series C (Money Market Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Pharmaceuticals (continued)
Abbott Laboratories (continued)
5.24%, 7/16/2007	2,150,000	$2,145,306

		3,742,495

Utility - Other - 0.7%
National Rural Cooperative Finance Corporation
5.245%, 7/31/2007	1,000,000	995,629

TOTAL COMMERCIAL PAPER (Cost $50,335,012)		$50,338,768

Total Investments (SBL C Fund)		$132,713,827
(Cost $132,718,375) - 100.0%
Liabilities in Excess of Other Assets - 0.0%		(15,813)

TOTAL NET ASSETS - 100.0%		$132,698,014

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $132,718,375.

1	- Maturity date indicated is next interest reset date.
2	- Variable rate security. Rate indicated is rate effective at June 30, 2007.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series C
(Money Market Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$132,713,827
Cash	150,442
Receivables:
Fund shares sold	206,686
Securities sold	9,002
Interest	609,192
Prepaid expenses	1,482

Total assets	133,690,631

Liabilities:
Payable for:
Fund shares redeemed	910,098
Management fees	53,334
Transfer agent/maintenance fees	2,083
Administration fees	11,293
Professional fees	9,901
Directors’ fees	665
Other fees	5,243

Total liabilities	992,617

Net Assets	$132,698,014

Net assets consist of:
Paid in capital	$125,909,584
Undistributed net investment income	6,792,978
Net unrealized depreciation in value of investments	(4,548)

Net assets	$132,698,014

Capital shares authorized	unlimited
Capital shares outstanding	10,183,509
Net asset value per share
(net assets divided by shares outstanding)	$13.03

[1] Investments, at cost	$132,718,375

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$2,985,593

Total investment income	2,985,593

Expenses:
Management fees	279,226
Custodian fees	4,566
Transfer agent/maintenance fees	12,654
Administration fees	55,904
Directors’ fees	2,527
Professional fees	7,474
Reports to shareholders	4,789
Other expenses	2,352

Total expenses	369,492
Less: Earnings credits applied	(120)

Net expenses	369,372

Net investment income	2,616,221

Net Unrealized Loss:
Net unrealized depreciation during the period on:
Investments	(8,699)

Net increase in net assets resulting from operations	$2,607,522

The accompanying notes are an integral part of the financial statements.

Series C
Statement of Changes in Net Assets	(Money Market Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$2,616,221	$4,176,757
Net unrealized appreciation (depreciation) during the period on investments	(8,699)	17,627

Net increase in net assets resulting from operations	2,607,522	4,194,384

Capital share transactions:
Proceeds from sale of shares	193,247,145	290,303,698
Cost of shares redeemed	(162,200,925)	(267,108,743)

Net increase from capital share transactions	31,046,220	23,194,955

Net increase in net assets	33,653,742	27,389,339

Net assets:
Beginning of period	99,044,272	71,654,933

End of period	$132,698,014	$99,044,272

Undistributed net investment income at end of period	$6,792,978	$4,176,757

Capital Share Activity:
Shares sold	14,996,711	23,327,782
Shares redeemed	(12,591,537)	(21,430,027)

Total capital share activity	2,405,174	1,897,755

The accompanying notes are an integral part of the financial statements.

Series C
Financial Highlights	(Money Market Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d]'[e]	2006[d]	2005	2004	2003	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$12.73	$12.19	$11.87	$11.79	$11.82	$12.20

Income (loss) from investment operations:
Net investment income	0.30	0.45	0.33	0.11	0.09	0.16
Net gain (loss) on securities (realized and unrealized)	—	0.09	(0.01)	(0.02)	(0.02)	(0.02)

Total from investment operations	0.30	0.54	0.32	0.09	0.07	0.14

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.10)	(0.52)

Total distributions	—	—	—	(0.01)	(0.10)	(0.52)
Net asset value, end of period	$13.03	$12.73	$12.19	$11.87	$11.79	$11.82

Total Return[a]	2.36%	4.43%	2.70%	0.72%	0.55%	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,698	$99,044	$71,655	$66,084	$86,458	$117,297
Ratios to average net assets:
Net investment income	4.68%	4.43%	2.63%	0.70%	0.63%	1.26%
Total expenses[b]	0.66%	0.68%	0.69%	0.65%	0.59%	0.58%
Net expenses[c]	0.66%	0.68%	0.69%	0.65%	0.59%	0.58%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series D

GLOBAL SERIES

Subadviser,

OppenheimerFunds, Inc.

Series D
Performance Summary	(Global Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 1997 and reflects the fees and expenses of Series D. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Portfolio Composition by Sector

Consumer Discretionary	21.47%
Consumer Staples	7.71
Energy	5.88
Financials	15.21
Health Care	8.42
Industrials	13.17
Information Technology	17.45
Materials	0.51
Telecommunication Services	8.51
Utilities	0.64
Repurchase Agreement	0.87
Cash & other assets, less liabilities	0.16
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series D	22.48%	15.56%	11.63%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series D
Performance Summary	(Global Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007–June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series D (Global Series)
Actual	$1,000.00	$1,081.60	$6.50
Hypothetical	1,000.00	1,018.55	6.31

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 8.16%.

[2]

Expenses are equal to the Series annualized expense ratio 1.26% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series D (Global Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 98.1%
Brazil - 1.8%
Companhia de Bebidas das Americas ADR	64,856	$4,539,920
Empresa Brasileira de Aeronautica S.A. ADR	119,126	5,743,065

		10,282,985

Canada - 1.8%
Husky Energy, Inc.	86,800	7,146,414
Manulife Financial Corporation	83,866	3,136,708

		10,283,122

Cayman Islands - 2.5%
3SBio, Inc. ADR *	24,900	240,036
ACE, Ltd.	57,999	3,626,098
Transocean, Inc. *	72,500	7,683,550
XL Capital, Ltd.	38,500	3,245,165

		14,794,849

Denmark - 0.4%
Novo-Nordisk A/S (CI.B) (1)	20,900	2,273,401

Finland - 0.6%
Fortum Oyj (1)	120,100	3,753,331

France - 5.4%
BNP Paribas (1)	13,080	1,553,900
LVMH Moet Hennessy Louis Vuitton S.A. (1)	68,180	7,846,179
NicOx S.A. * (1)	30,592	744,434
Sanofi-Aventis (1)	66,100	5,340,764
Societe Generale (1)	29,035	5,380,287
Technip S.A. (1)	86,590	7,157,851
Total S.A. (1)	41,232	3,343,470

		31,366,885

Germany - 5.7%
Allianz AG (1)	33,903	7,952,515
Bayerische Motoren Werke (BMW) AG * (1)	90,914	5,894,806
SAP AG (1)	130,909	6,731,033
Siemens AG (1)	89,171	12,833,788

		33,412,142

Hong Kong - 0.3%
Hutchison Whampoa, Ltd. (1)	207,918	2,063,959

India - 2.9%
Dish TV India, Ltd. *	369,380	972,544
Hindustan Unilever, Ltd. (1)	588,000	2,741,125
ICICI Bank, Ltd. ADR	34,450	1,693,218
Infosys Technologies, Ltd. (1)	130,065	6,182,789
Wire and Wireless India, Ltd. * (1)	321,200	503,563
Zee Entertainment Enterprises, Ltd. (1)	642,400	4,713,696
Zee News, Ltd. * (1)	290,429	329,127

		17,136,062

Italy - 0.8%
Bulgari SpA (1)	192,900	3,094,233
Tod's SpA (1)	16,400	1,463,680

		4,557,913

Japan - 10.8%
Canon, Inc. (1)	39,800	2,333,614
Chugai Pharmaceutical Company, Ltd. (1)	95,400	1,713,937
Credit Saison Company, Ltd. (1)	101,100	2,630,957
Fanuc, Ltd. (1)	15,700	1,620,186
Hoya Corporation (1)	123,200	4,086,264
KDDI Corporation (1)	784	5,806,958
Keyence Corporation (1)	12,100	2,642,955
Kyocera Corporation (1)	30,000	3,186,587
Murata Manufacturing Company, Ltd. (1)	74,200	5,581,937
Nidec Corporation (1)	20,500	1,202,518
Nintendo Company, Ltd. (1)	10,300	3,757,277
Resona Holdings, Inc. (1)	772	1,843,867
Secom Company, Ltd. (1)	59,500	2,806,567
Sega Sammy Holdings, Inc. (1)	75,000	1,213,435
Seven & I Holdings Company, Ltd. (1)	61,975	1,771,291
Shionogi & Company, Ltd. (1)	175,000	2,852,065
Sony Corporation (1)	147,800	7,585,605
Square Enix Company, Ltd. (1)	81,000	2,045,538
Sumitomo Mitsui Financial Group, Inc. (1)	431	4,017,305
Toyota Motor Corporation (1)	65,500	4,130,178

		62,829,041

Jersey - 0.2%
Experian Group, Ltd. (1)	96,102	1,208,276

Mexico - 2.2%
Fomento Economico Mexicano, S.A.B. de C.V. *	1,071,000	4,198,231
Grupo Modelo, S.A. de C.V. (CI.C)	497,200	2,708,327
Grupo Televisa S.A. ADR	222,232	6,135,825

		13,042,383

Netherlands - 2.2%
European Aeronautic Defence and Space Company N.V. (1)	178,480	5,793,128
Koninklijke (Royal) Philips Electronics N.V. (1)	163,500	6,929,570

		12,722,698

Norway - 0.6%
Tandberg ASA (1)	145,800	3,252,777

Panama - 1.2%
Carnival Corporation	142,800	6,964,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series D (Global Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Republic of Korea - 2.3%
Hyundai Heavy Industries Company, Ltd. (1)	13,243	$4,937,380
Samsung Electronics Company, Ltd. * (1)	5,582	3,414,787
SK Telecom Company, Ltd. ADR	195,580	5,349,113

		13,701,280

Singapore - 0.2%
Singapore Press Holdings, Ltd. (1)	447,466	1,356,714

Spain - 1.0%
Industria de Diseno Textil S.A. (1)	96,000	5,651,241

Sweden - 6.8%
Assa Abloy AB (1)	133,300	2,933,283
Hennes & Mauritz AB (CI.B) (1)	188,300	11,133,433
Investor AB (CI.B) (1)(2)	138,525	3,575,770
Telefonaktiebolaget LM Ericsson (CI.B) (1)	5,529,100	22,054,991

		39,697,477

Switzerland - 3.3%
Credit Suisse Group (1)	111,421	7,909,896
Novartis AG (1)	50,378	2,828,250
Roche Holding AG (1)	38,583	6,836,390
Syngenta AG (1)	7,114	1,386,880

		18,961,416

Taiwan - 2.0%
Benq Corporation * (1)	1,764,000	668,423
MediaTek, Inc. (1)	381,200	5,935,606
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	453,905	5,051,960

		11,655,989

United Kingdom - 11.9%
BP plc ADR	63,375	4,571,872
Burberry Group plc (1)	194,564	2,662,783
Cadbury Schweppes plc (1)	424,315	5,758,172
Diageo plc (1)	160,830	3,342,368
HSBC Holdings plc (1)	303,071	5,541,931
Pearson plc (1)	158,410	2,668,080
Prudential plc (1)	356,986	5,080,731
Reckitt Benckiser plc (1)	135,663	7,423,188
Royal Bank of Scotland Group Plc (1)	691,560	8,756,326
Smith & Nephew plc (1)	240,763	2,982,635
Tesco plc (1)	567,675	4,748,898
Vodafone Group plc (1)	3,743,897	12,535,857
WPP Group plc (1)	201,370	3,009,350

		69,082,191

United States - 31.2%
3M Company	66,800	5,797,572
Acadia Pharmaceuticals, Inc. *	43,100	589,177
Adobe Systems, Inc. *	145,000	5,821,750
Advanced Micro Devices, Inc. *	343,200	4,907,760
Affymetrix, Inc. *	48,000	1,194,720
Aflac, Inc.	27,900	1,434,060
Altera Corporation	173,600	3,841,768
American International Group, Inc.	41,600	2,913,248
Automatic Data Processing, Inc.	129,100	6,257,477
Berkshire Hathaway, Inc. (CI.B) *	900	3,244,500
Boeing Company	41,500	3,990,640
Boston Scientific Corporation *	248,647	3,814,245
Chevron Corporation	51,354	4,326,061
Cisco Systems, Inc. *	92,300	2,570,555
Citadel Broadcasting Corporation	11,965	77,177
Coach, Inc. *	42,400	2,009,336
Colgate-Palmolive Company	65,000	4,215,250
Corning, Inc.	252,300	6,446,265
Cree, Inc. *	121,900	3,151,115
eBay, Inc. *	264,500	8,511,610
Emerson Electric Company	124,000	5,803,200
Genentech, Inc. *	27,700	2,095,782
Getty Images, Inc. *	34,700	1,659,007
Gilead Sciences, Inc. *	119,400	4,629,138
InterMune, Inc. *	39,400	1,022,036
International Game Technology	82,500	3,275,250
Intuit, Inc. *	176,900	5,321,152
Johnson & Johnson	21,300	1,312,506
Juniper Networks, Inc. *	311,200	7,832,904
Linear Technology Corporation	71,200	2,576,016
Lockheed Martin Corporation	33,900	3,191,007
Maxim Integrated Products, Inc.	139,300	4,654,013
McDonald's Corporation	80,100	4,065,876
Medtronic, Inc.	38,700	2,006,982
Microsoft Corporation	302,900	8,926,463
Morgan Stanley	73,700	6,181,956
Nektar Therapeutics *	42,668	404,919
Northern Trust Corporation	86,500	5,556,760
Northrop Grumman Corporation	37,600	2,927,912
Praxair, Inc.	21,500	1,547,785
Raytheon Company	62,200	3,351,958
Regeneron Pharmaceuticals, Inc.*	27,100	485,632
Scientific Games Corporation *	19,000	664,050
Seattle Genetics, Inc. *	24,200	237,402
Shuffle Master, Inc. *	35,300	585,980
Sirius Satellite Radio, Inc. *	1,346,500	4,066,430
Theravance, Inc. *	40,300	1,289,600
Tiffany & Company	112,000	5,942,720
Wal-Mart Stores, Inc.	107,600	5,176,636
Walt Disney Company	155,800	5,319,012
Xilinx, Inc.	116,100	3,107,997
Yahoo!, Inc. *	37,700	$1,022,801

		181,355,168

TOTAL COMMON STOCK (Cost $380,581,346)		$571,405,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series D (Global Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
PREFERRED STOCK - 0.8%
Germany - 0.8%
Porsche AG (1)	2,588	4,616,331

TOTAL PREFERRED STOCK (Cost $718,467)		$4,616,331

	Principal Amount	Value
REPURCHASE AGREEMENT - 0.9%
State Street, 2.75%, dated 6/29/07, matures 7/02/07; repurchase amount $5,091,212 (Collateralized by FHLB, 10/19/07 with a value of $5,192,081)	$5,090,045	$5,090,045

TOTAL REPURCHASE AGREEMENT (Cost $5,090,045)		$5,090,045

Total Investments (SBL D Fund)		$581,112,032
(Cost $386,389,858) - 99.8%
Other Assets in Excess of Liabilities - 0.2%		948.514

TOTAL NET ASSETS - 100.0%		$582,060,546

INVESTMENT CONCENTRATION

At June 30, 2007, the investment diversification of the fund was as follows:

Industry	% of Net Assets	Value
Communications Equipment	7.3%	$42,157,491
Semiconductors	6.3	36,641,022
Diversified Banks	4.6	26,942,966
Aerospace & Defense	4.3	24,997,709
Wireless Telecommunication Services	4.1	23,691,928
Pharmaceuticals	4.0	23,157,313
Industrial Conglomerates	3.6	20,695,319
Integrated Oil & Gas	3.3	19,387,818
Application Software	3.0	17,873,935
Broadcasting & Cable TV	2.8	16,798,363
Apparel Retail	2.9	16,784,674
Electronic Equipment Manufacturers	2.9	16,700,261
Apparel, Accessories & Luxury Goods	2.7	15,612,531
Automobile Manufacturers	2.5	14,641,315
Consumer Electronics	2.5	14,515,175
Household Products	2.5	14,379,564
Biotechnology	1.9	11,333,237
Multi-Line Insurance	1.9	10,865,763
Property & Casualty Insurance	1.8	10,115,762
Life & Health Insurance	1.7	9,651,499
Internet Software & Services	1.7	9,534,411
Systems Software	1.5	8,926,463
Health Care Equipment	1.5	8,803,862
Diversified Capital Markets	1.4	7,909,896
Oil & Gas Drilling	1.3	7,683,550
Brewers	1.3	7,248,247
Oil & Gas Equipment & Services	1.2	7,157,851
Hotels, Resorts & Cruise Lines	1.2	6,964,356
Food Retail	1.1	6,520,189
Data Processing & Outsourced Services	1.1	6,257,477
IT Consulting & Other Services	1.0	6,182,789
Investment Banking & Brokerage	1.1	6,181,956
Specialty Stores	1.0	5,942,720
Electrical Components & Equipment	1.0	5,803,200
Home Entertainment Software	1.0	5,802,815
Packaged Foods & Meats	1.0	5,758,172
Publishing	1.0	5,683,801
Asset Management & Custody Banks	0.9	5,556,760
Movies & Entertainment	0.9	5,319,012
Hypermarkets & Super Centers	0.9	5,176,636
Repurchase Agreements	0.8	5,090,045
Construction & Farm Machinery & Heavy Trucks	0.8	4,937,380
Casinos & Gaming	0.8	4,525,280
Soft Drinks	0.7	4,198,231
Restaurants	0.7	4,065,876
Diversified Commercial & Professional Services	0.7	4,014,843
Electric Utilities	0.6	3,753,331
Multi-Sector Holdings	0.6	3,575,770
Distillers & Vintners	0.6	3,342,368
Advertising	0.5	3,009,351
Building Products	0.5	2,933,283
Consumer Finance	0.4	2,630,957
Office Electronics	0.4	2,333,614
Regional Banks	0.3	1,843,867
Industrial Machinery	0.3	1,620,186
Life Sciences Tools & Services	0.3	1,599,639
Industrial Gases	0.3	1,547,785
Footwear	0.3	1,463,680
Fertilizers & Agricultural Chemicals	0.2	1,386,880
Leisure Products	0.2	1,213,435
Computer Storage & Peripherals	0.1	668,423

Total Investments	99.8	581,112,032
Other Assets and Liabilities, Net	0.2	948,514

Net Assets	100%	$582,060,546

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $389,621,501.

*	- Non-income producing security
1	Security was subject to the fair value trigger at June 30, 2007. See Note 5 in notes to financial statements.
2	- Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR	- American Depositary Receipt
plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series D

(Global Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$581,112,032
Cash denominated in a foreign currency, at value[2]	681,441
Receivables:
Fund shares sold	378,271
Dividends	818,031
Foreign taxes recoverable	133,024
Prepaid expenses	27,153

Total assets	583,149,952

Liabilities:
Cash overdraft	111,717
Payable for:
Fund shares redeemed	310,192
Management fees	478,846
Custodian fees	42,000
Transfer agent/maintenance fees	2,083
Administration fees	75,427
Professional fees	39,839
Directors’ fees	3,815
Other fees	25,487

Total liabilities	1,089,406

Net Assets	$582,060,546

Net assets consist of:
Paid in capital	$315,090,598
Undistributed net investment income	3,640,911
Undistributed net realized gain on sale of investments and foreign currency transactions	68,600,610
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currency	194,728,427

Net assets	$582,060,546

Capital shares authorized	unlimited
Capital shares outstanding	48,781,124
Net asset value per share (net assets divided by shares outstanding)	$11.93

[1] Investments, at cost	$386,389,858
[2] Cash denominated in a foreign currency, at cost	680,972

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends (net of foreign withholding tax of $654,731)	$6,462,964
Interest	59,751

Total investment income	6,522,715

Expenses:
Management fees	2,846,713
Custodian fees	198,222
Transfer agent/maintenance fees	12,642
Administration fees	433,589
Directors’ fees	15,800
Professional fees	40,959
Reports to shareholders	25,905
Other expenses	19,082

Total expenses	3,592,912
Less: Earnings credits applied	(2,102)

Net expenses	3,590,810

Net investment income	2,931,905

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	23,888,406
Foreign currency transactions	(67,945)

Net realized gain	23,820,461

Net unrealized appreciation (depreciation) during the period on:
Investments	17,560,098
Translation of assets and liabilities in foreign currencies	(29,742)

Net unrealized appreciation	17,530,356

Net realized and unrealized gain	41,350,817

Net increase in net assets resulting from operations	$44,282,722

The accompanying notes are an integral part of the financial statements.

Series D
Statement of Changes in Net Assets	(Global Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$2,931,905	$1,730,545
Net realized gain during the period on investments and foreign currency transactions	23,820,461	45,668,788
Net unrealized appreciation during the period on investments and translation of assets and liabilities in foreign currencies	17,530,356	39,218,745

Net increase in net assets resulting from operations	44,282,722	86,618,078

Capital share transactions:
Proceeds from sale of shares	68,724,332	160,312,177
Cost of shares redeemed	(101,952,110)	(192,137,583)

Net decrease from capital share transactions	(33,227,778)	(31,825,406)

Net increase in net assets	11,054,944	54,792,672

Net assets:
Beginning of period	571,005,602	516,212,930

End of period	$582,060,546	$571,005,602

Undistributed net investment income at end of period	$3,640,911	$709,006

Capital Share Activity:
Shares sold	6,012,000	16,063,388
Shares redeemed	(8,983,295)	(19,215,494)

Total capital share activity	(2,971,295)	(3,152,106)

The accompanying notes are an integral part of the financial statements.

Series D
Financial Highlights	(Global Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[f,g]	2006	2005	2004	2003[c]	Year Ended December 31, 2002[b]
Per Share Data
Net asset value, beginning of period	$11.03	$9.40	$8.28	$6.97	$4.87	$6.31

Income (loss) from investment operations:
Net investment income	0.06	0.03	0.03	0.03	0.03	0.02
Net gain (loss) on securities (realized and unrealized)	0.84	1.60	1.09	1.28	2.09	(1.45)

Total from investment operations	0.90	1.63	1.12	1.31	2.12	(1.43)

Less distributions:
Dividends from net investment income	—	—	—	—	(0.02)	(0.01)

Total distributions	—	—	—	—	(0.02)	(0.01)

Net asset value, end of period	$11.93	$11.03	$9.40	$8.28	$6.97	$4.87

Total Return[a]	8.16%	17.34%	13.53%	18.79%	43.45%	(22.71)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$582,061	$571,006	$516,213	$466,577	$427,609	$305,053

Ratios to average net assets:
Net investment income	1.03%	0.32%	0.30%	0.37%	0.44%	0.27%
Total expenses[d]	1.26%	1.24%	1.24%	1.23%	1.25%	1.23%
Net expenses[e]	1.26%	1.24%	1.24%	1.23%	1.25%	1.23%

Portfolio turnover rate	13%	23%	33%	28%	44%	48%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	The financial highlights for Series D exclude the historical financial highlights of Series M. The assets of Series M were acquired by Series D on August 27, 2002.
[c]	The financial highlights for Series D exclude the historical financial highlights of Series I. The assets of Series I were acquired by Series D on October 3, 2003.
[d]	Total expense information reflects expense ratios absent fund expense reductions, by the Investment Manager, and earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[f]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[g]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series E

DIVERSIFIED INCOME SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series E
Performance Summary	(Diversified Income Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series E (Diversified Income Series) on June 30, 1997 and reflects the fees and expenses of Series E. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Portfolio Composition by Quality Ratings (Based on Standard and Poor’s Ratings)

AAA	62.80%
AA	1.92
A	10.78
BBB	12.79
BB	7.20
Preferred Stock	1.56
Commercial Paper	1.94
Repurchase Agreement	0.20
Cash & other assets, less liabilities	0.81
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series E	5.58%	3.82%	4.91%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series E
Performance Summary	(Diversified Income Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series E (Diversified Income Series)
Actual	$1,000.00	$1,007.50	$3.78
Hypothetical	1,000.00	1,021.03	3.81

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 0.75%.

[2]

Expenses are equal to the Series annualized expense ratio 0.76% (net of expense waivers and earnings credits) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series E (Diversified Income Series)
June 30, 2007 (Unaudited)

	Principal Amount	Value
CORPORATE BOND - 33.9%
Automotive - 1.7%
GMAC LLC
6.31%, 2007	$105,000	$104,748
6.51%, 2008 (1)(2)	2,600,000	2,600,023

		2,704,771

Banking - 6.2%
BankBoston Capital Trust IV
5.96%, 2028 (2)	1,200,000	1,171,851
BOI Capital Funding No. 2, LP
5.571%, 2049 (2)(3)(4)	650,000	616,319
Chase Capital III
5.91%, 2027 (2)	1,200,000	1,157,936
Northgroup Preferred Capital Corporation
6.378%, 2049 (1)(2)(3)(4)	3,700,000	3,586,521
Rabobank Capital Funding II
5.26%, 2049 (2)(3)(4)	1,200,000	1,150,795
Standard Chartered plc
6.409%, 2049 (1)(2)(3)(4)	1,750,000	1,668,828
US Central Federal Credit Union
2.70%, 2009	284,091	274,761

		9,627,011

Building Materials - 1.0%
Cemex
6.64%, 2049 (2)(3)(4)	1,000,000	982,120
CRH America, Inc.
6.95%, 2012	600,000	623,446

		1,605,566

Chemicals - 0.5%
PPG Industries, Inc.
7.40%, 2019	650,000	718,973

Electric - 5.5%
Arizona Public Service Company
6.38%, 2011	600,000	611,702
Cincinnati Gas & Electric
5.70%, 2012	600,000	599,677
Commonwealth Edison Company
5.95%, 2016 (1)	2,000,000	1,957,960
East Coast Power LLC
6.74%, 2008	23,501	23,639
7.07%, 2012	140,867	143,698
Kansas Gas & Electric
5.65%, 2021	650,000	624,280
TXU Electric Delivery Company
6.38%, 2015	600,000	608,563
TXU Energy Company LLC
5.86%, 2008 (1)(2)(3)(4)	3,000,000	3,001,161
WPS Resources Corporation
6.11%, 2066 (2)	900,000	863,015

		8,433,695

Financial - Other - 1.9%
Berkshire Hathaway Finance Corporation
4.75%, 2012 (1)	1,800,000	1,749,651
Willis North America, Inc.
5.63%, 2015	1,200,000	1,117,346

		2,866,997

Financial Companies - Captive - 1.1%
CIT Group Funding Company of Canada
4.65%, 2010 (1)(5)	1,800,000	1,747,305

Financial Companies - Noncaptive Consumer - 4.3%
Nelnet, Inc.
7.40%, 2036 (1)(2)	2,500,000	2,492,540
Residential Capital LLC
7.187%, 2009 (1)(2)(3)(4)	3,000,000	2,986,596
6.50%, 2012	650,000	634,265
SLM Corporation
5.05%, 2014	600,000	498,944

		6,612,345

Financial Companies - Noncaptive Diversified - 0.4%
General Electric Capital Corporation
5.88%, 2012	600,000	607,024

Food & Beverage - 0.8%
General Mills, Inc.
5.70%, 2017	1,200,000	1,169,611

Health Care - 0.4%
Anthem, Inc.
6.80%, 2012	600,000	628,024

Independent Energy - 0.4%
Devon Financing Corporation ULC
6.88%, 2011	600,000	626,361

Insurance - Life - 2.2%
AIG SunAmerica Global Financing X
6.90%, 2032 (3)(4)	1,200,000	1,310,168
Lincoln National Corporation
7.00%, 2066 (1)(2)	2,000,000	2,052,160

		3,362,328

Insurance - Property & Casualty - 1.7%
Nationwide Mutual Insurance Company
8.25%, 2031 (3)(4	650,000	767,553
Navigators Group, Inc.
7.00%, 2016	700,000	700,815
Swiss Re Capital I, LP
6.854%, 2049 (2)(3)(4)	1,200,000	1,207,085

		2,675,453

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series E (Diversified Income Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Cable - 0.3%
Jones Intercable, Inc.
7.63%, 2008	$500,000	$507,339

Metals & Mining - 0.4%
United States Steel Corporation
6.05%, 2017	650,000	633,888

Natural Gas Pipelines - 0.6%
Consolidated Natural Gas Company
6.63%, 2013	600,000	637,152
Express Pipeline, LP
6.47%, 2013 (3)(4)	313,600	316,595

		953,747

Railroads - 1.7%
Canadian National Railway Company
6.25%, 2034	1,200,000	1,190,178
CSX Corporation
6.15%, 2037	1,500,000	1,440,540

		2,630,718

REIT’s - 0.8%
Reckson Operating Partnership, LP
5.15%, 2011	1,200,000	1,167,760

Services - 0.0%
American ECO Corporation
9.625%, 2008 (3)(6)(7)(8)	500,000	—

Technology - 0.4%
Science Applications International Corporation
7.13%, 2032	600,000	623,265

Telecommunications - Wireless - 0.8%
Nextel Communications, Inc.
6.88%, 2013	1,200,000	1,191,035

Transportation Services - 0.4%
TTX Company
4.90%, 2015 (3)(4)	650,000	607,561

U.S. Banking - 0.4%
PartnerRe Finance II
6.44%, 2066 (2)	650,000	617,244

TOTAL CORPORATE BOND (Cost $53,735,348)		$52,318,021

PREFERRED STOCK - 1.6%
Insurance - Life - 0.8%
WoodBourne Pass-Through Trust
6.42%, 2008 (2)(3)(4)	12	1,203,000

Property & Casualty Insurance - 0.8%
Aspen Insurance Holdings, Ltd.
7.401%, 2017 (2)(5)	48,000	1,195,200

TOTAL PREFERRED STOCK (Cost $2,405,796)		$2,398,200

MORTGAGE BACKED SECURITIES - 53.1%
Other Non-Agency - 11.2%
CMO's - 11.2%
Chase Commercial Mortgage Securities Corporation
1998-1, 6.56% - 2030	500,000	503,110
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.241% -2035 (1)(2)	2,140,596	2,122,949
Chaseflex Trust
2006-1, 5.935% - 2036 (1)(2)	3,000,000	3,000,028
Homebanc Mortgage Trust
2006-1, 6.127% - 2037 (1)(2)	2,290,225	2,318,082
JP Morgan Alternative Loan Trust
2006-S2, 5.81% - 2036 (1)	3,007,000	2,996,079
2006-S3, 6.00% - 2036 (1)	3,000,000	2,979,134
JP Morgan Mortgage Trust
2006-A3, 5.30% - 2036 (1)(2)	1,860,598	1,859,013
Washington Mutual, Inc.
2005-AR16 1A1, 5.104% - 2035 (2)	1,576,408	1,559,665

		17,338,060

U.S. Government Sponsored Agencies - 38.0%
CMO's - 6.0%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00% - 2016 (1)	1,919,705	1,903,838
FHR 188 H, 7.00% - 2021	1,891	1,882
Federal National Mortgage Association
FNR 2005-46 TW, 5.00% - 2018 (1)	3,000,000	2,912,475
FNR 1990-68 J, 6.95% - 2020	4,212	4,334
FNR 1990-103 K, 7.50% - 2020	1,340	1,348
FNR 2005-24 AH, 5.00% - 2029 (1)	4,566,174	4,460,709

		9,284,586

Pass-Thru's - 32.0%
Federal Home Loan Mortgage Corporation
#E01378, 5.00% - 2018 (1)	1,833,283	1,778,353
#E01488, 5.00% - 2018 (1)	1,653,709	1,604,219
#E01538, 5.00% - 2018 (1)	1,676,327	1,626,203
#C44050, 7.00% - 2030	45,052	46,577
#C01079, 7.50% - 2030	21,489	22,432
#C01172, 6.50% - 2031	69,842	70,571
#C01210, 6.50% - 2031	88,209	89,998
#C50964, 6.50% - 2031	86,205	87,104
#C50967, 6.50% - 2031	16,951	17,294
#C01277, 7.00% - 2031	121,560	124,741
#C01292, 6.00% - 2032	362,967	362,109
#C62801, 6.00% - 2032	151,198	150,841
#C01287, 6.50% - 2032	200,440	202,529
#C76358, 5.00% - 2033 (1)	2,265,636	2,134,091
#C78238, 5.50% - 2033 (1)	2,135,007	2,069,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series E (Diversified Income Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value

MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Agencies (continued)
Pass-Thru’s (continued)
Federal Home Loan Mortgage Corporation (continued)
#A16943, 6.00% - 2033	$1,086,548	$1,081,942
#G08014, 5.00% - 2034 (1)	2,258,545	2,125,971
#G08015, 5.50% - 2034 (1)	2,045,394	1,980,211
#A17903, 6.00% - 2034	1,321,630	1,313,967
#1B2544, 5.289% - 2036 (1)(2)	2,980,709	2,944,681
#G02109, 6.00% - 2036 (1)	2,512,766	2,494,088
Federal National Mortgage Association
#254473, 5.50% - 2027	1,588,576	1,570,871
#720714, 4.50% - 2028 (1)	1,659,096	1,580,845
#555549, 5.00% - 2028 (1)	1,923,407	1,858,823
#750465, 5.00% - 2028 (1)	1,657,072	1,607,541
#839353, 5.50% - 2028	1,167,976	1,158,573
#780952, 4.00% - 2029 (1)	2,171,903	2,015,385
#252806, 7.50% - 2029	70,276	73,514
#252874, 7.50% - 2029	25,498	26,673
#535277, 7.00% - 2030	37,891	38,906
#551262, 7.50% - 2030	14,003	14,626
#190307, 8.00% - 2030	29,040	30,593
#253356, 8.00% - 2030	34,333	36,168
#541735, 8.00% - 2030	39,961	42,097
#535838, 6.50% - 2031	64,557	65,169
#585348, 6.50% - 2031	59,257	59,819
#591381, 6.50% - 2031	110,104	111,149
#254477, 5.50% - 2032	954,657	920,757
#254198, 6.00% - 2032	355,428	351,622
#254377, 6.00% - 2032	595,595	592,834
#254478, 6.00% - 2032	276,568	275,286
#666750, 6.00% - 2032	612,826	606,264
#254346, 6.50% - 2032	161,199	162,729
#545691, 6.50% - 2032	240,698	242,982
#659790, 6.50% - 2032	236,814	241,008
#702879, 5.00% - 2033	1,294,416	1,219,295
#709805, 5.00% - 2033 (1)	1,837,772	1,731,117
#658077, 5.50% - 2033	1,169,366	1,133,236
#688328, 5.50% - 2033	1,087,412	1,053,585
#689108, 5.50% - 2033	1,058,965	1,026,246
#709748, 5.50% - 2033 (1)	1,810,611	1,754,670
#713971, 5.50% - 2033 (1)	1,769,695	1,714,643
#754903, 5.50% - 2033	1,049,488	1,009,159
#725033, 6.00% - 2034	750,058	745,661
#255554, 5.50% - 2035 (1)	2,002,227	1,938,527

		49,337,323

		58,621,909

U.S. Government Sponsored
Securities - 3.9%
CMO’s - 2.8%
Government National Mortgage Association
GNR 2006-23 A, 6.00% - 2033 (1)	4,377,420	4,366,199

Pass-Thru’s - 1.1%
Government National Mortgage Association
G2 181907, 9.50% - 2020	12,384	13,576
#301465, 9.00% - 2021	20,032	21,470
#305617, 9.00% - 2021	16,333	17,505
#313107, 7.00% - 2022	83,359	86,065
#352022, 7.00% - 2023	65,208	67,325
#369303, 7.00% - 2023	106,185	109,631
#780454, 7.00% - 2026	99,123	102,340
G2 2445, 8.00% - 2027	43,595	45,942
#462680, 7.00% - 2028	59,799	61,740
#482668, 7.00% - 2028	47,642	49,188
#518436, 7.25% - 2029	19,378	20,125
#494109, 7.50% - 2029	23,541	24,485
#510704, 7.50% - 2029	22,901	23,819
#781079, 7.50% - 2029	22,001	22,883
#479229, 8.00% - 2030	12,526	13,251
#479232, 8.00% - 2030	21,022	22,239
#508342, 8.00% - 2030	42,239	44,684
G2 2909, 8.00% - 2030	22,655	23,874
#538285, 6.50% - 2031	75,991	77,208
#561561, 6.50% - 2031	149,497	152,625
#564472, 6.50% - 2031	223,297	227,970
#781414, 5.50% - 2032	329,239	319,529
#552324, 6.50% - 2032	132,663	134,788

		1,682,262

		6,048,461

TOTAL MORTGAGE BACKED SECURITIES (Cost $84,113,905)		$82,008,430

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.5%
Federal National Mortgage Association
5.00% - 2013 (1)(5)	1,935,000	1,885,754
6.63% - 2030	750,000	845,214
7.13% - 2030	1,000,000	1,190,033

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $3,786,093)		$3,921,001

U.S. GOVERNMENT SECURITIES - 3.5%
U.S. Treasury Bill
4.79%, 2007	190,000	186,083

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series E (Diversified Income Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value

U.S. GOVERNMENT SECURITIES (continued)
U.S. Treasury Bonds
5.38%, 2031 (1)	$5,000,000	$5,134,375

TOTAL U.S. GOVERNMENT SECURITIES (Cost $5,753,542)		$5,320,458

ASSET BACKED SECURITIES - 2.5%
Home Equity Loans - 1.7%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 5.58%, 2035 (1)(2)	2,633,917	2,642,112

Other - 0.8%
Squared CDO, Ltd.
6.357%, 2057 (2)(3)	1,200,000	1,186,320

TOTAL ASSET BACKED SECURITIES (Cost $3,820,291)		$3,828,432

COMMERCIAL PAPER - 1.9%
Banking - 1.0%
UBS Finance (Delaware) LLC
5.31%, 7/6/2007 (1)	1,600,000	1,598,820

Financial Companies - Captive - 0.9%
International Lease Finance Company
5.32%, 7/2/2007	1,400,000	1,399,793

TOTAL COMMERCIAL PAPER (Cost $2,998,613)		$2,998,613

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $314,127 (Collateralized by U.S. Treasury Note, 3.25%, 8/15/07 with a value of $320,281)	$314,000	$314,000

TOTAL REPURCHASE AGREEMENT (Cost $314,000)		$314,000

Total Investments (SBL E Fund)		$153,107,155
(Cost $156,927,588) - 99.2%
Other Assets in Excess of Liabilities - 0.8%		1,249,531

TOTAL NET ASSETS - 100.0%		$154,356,686

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $157,929,226.

1	- Security is segregated as collateral for open futures contracts.
2	- Variable rate security. Rate indicated is rate effective at June 30, 2007.
3	- Security was acquired through a private placement.
4	- Security is a 144A security, which places restrictions on resale. See Note 7 in notes to financial statements.
5	- Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.
6	- Security is deemed illiquid. See Note 6 in notes to financial statements.
7	- Security is in default of interest and/or principal obligations.
8	- Security is fair valued by the Board of Directors. See Note 5 in notes to financial statements.

Glossary:

plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series E
(Diversified Income Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$153,107,155
Cash	70,722
Receivables:
Variation margin on futures	38,500
Fund shares sold	67,423
Securities sold	4,306
Dividends	33,101
Interest	1,276,550
Prepaid expenses	2,248

Total assets	154,600,005

Liabilities:
Payable for:
Fund shares redeemed	116,154
Management fees	77 101
Custodian fees	2,784
Directors’ fees	1,837
Transfer agent/maintenance fees	2,083
Administration fees	14,758
Professional fees	15,810
Other	12,792

Total liabilities	243,319

Net Assets	$154,356,686

Net assets consist of:
Paid in capital	$161,600,042
Undistributed net investment income	10,290,702
Accumulated net realized loss on sale of investments and futures	(13,757,846)
Net unrealized depreciation in value of investments and futures	(3,776,212)

Net assets	$154,356,686

Capital shares authorized	unlimited
Capital shares outstanding	12,752,570
Net asset value per share (net assets divided by shares outstanding)	$12.10

[1] Investments, at cost	$156,927,588

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$4,235,366
Dividend	99,042

Total investment income	4,334,408

Expenses:
Management fees	582,608
Administration fees	78,346
Transfer agent/maintenance fees	12,626
Custodian fees	6,831
Professional fees	11,633
Directors' fees	3,591
Reports to shareholders	7,676
Other expenses	3,494

Total expenses	706,805
Less: Expenses waived	(116,522)
Earnings credits applied	(153)

Net expenses	590,130

Net investment income	3,744,278

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	34,657
Futures	(383,030)

Net realized loss	(348,373)

Net unrealized appreciation (depreciation) during the period on:
Investments	(2,382,364)
Futures	148,070

Net unrealized depreciation	(2,234,294)

Net realized and unrealized loss	(2,582,667)

Net increase in net assets resulting from operations	$1,161,611

The accompanying notes are an integral part of the financial statements.

Series E
Statement of Changes in Net Assets	(Diversified Income Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$3,744,278	$7,374,273
Net realized loss during the period on investments and futures	(348,373)	(1,511,726)
Net unrealized depreciation during the period on investments and futures	(2,234,294)	(286,787)

Net increase in net assets resulting from operations	1,161,611	5,575,760

Capital share transactions:
Proceeds from sale of shares	29,933,299	61,806,779
Cost of shares redeemed	(28,049,221)	(75,457,709)

Net increase (decrease) from capital share transactions	1,884,078	(13,650,930)

Net increase (decrease) in net assets	3,045,689	(8,075,170)

Net assets:
Beginning of period	151,310,997	159,386,167

End of period	$154,356,686	$151,310,997

Undistributed net investment income at end of period	$10,290,702	$6,546,424

Capital Share Activity:
Shares sold	2,466,927	5,337,585
Shares redeemed	(2,317,436)	(6,512,120)

Total capital share activity	149,491	(1,174,535)

The accompanying notes are an integral part of the financial statements.

Series E
Financial Highlights	(Diversified Income Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d]'[e]	2006	2005	2004	2003	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$12.01	$11.57	$11.36	$11.04	$11.83	$11.40

Income (loss) from investment operations:
Net investment income	0.29	0.63	0.49	0.50	0.68	0.51
Net gain (loss) on securities (realized and unrealized)	(0.20)	(0.19)	(0.28)	(0.08)	(0.31)	0.51

Total from investment operations	0.09	0.44	0.21	0.42	0.37	1.02

Less distributions:
Dividends from net investment income	—	—	—	(0.10)	(1.16)	(0.59)

Total distributions	—	—	—	(0.10)	(1.16)	(0.59)

Net asset value, end of period	$12.10	$12.01	$11.57	$11.36	$11.04	$11.83

Total Return[a]	0.75%	3.80%	1.85%	3.82%	3.19%	9.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,357	$151,311	$159,386	$159,527	$159,472	$195,754

Ratios to average net assets:
Net investment income	4.82%	4.67%	4.23%	4.42%	4.39%	5.00%
Total expenses[b]	0.91%	0.93%	0.92%	0.89%	0.84%	0.83%
Net expenses[c]	0.76%	0.78%	0.77%	0.75%	0.84%	0.83%
Expenses prior to custodian earnings credits and net of expense waivers	0.91%	0.93%	0.92%	0.89%	0.84%	0.83%

Portfolio turnover rate	33%	64%	60%	39%	45%	32%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series H

ENHANCED INDEX SERIES

Subadviser,

Northern Trust

Series H
Performance Summary	(Enhanced Index Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on May 3, 1999 (date of inception) and reflects the fees and expenses of Series H. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	Since Inception (5-3-99)
Series H	18.86%	9.86%	2.39%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	10.28%
Consumer Staples	8.97
Energy	10.38
Financials	20.10
Health Care	11.21
Industrials	11.04
Information Technology	15.43
Materials	3.32
Telecommunication Services	3.69
Utilities	3.69
U.S. Government Sponsored Securities	0.09
Repurchase Agreement	1.75
Cash & other assets, less liabilities	0.05
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series H
Performance Summary	(Enhanced Index Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series H (Enhanced Index Series)
Actual	$1,000.00	$1,053.30	$3.46
Hypothetical	1,000.00	1,021.42	3.41

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 5.33%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.68% (net of expense waivers and earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 98.1%
Aerospace & Defense - 2.8%
Boeing Company	10,371	$997,275
Honeywell International, Inc.	1,075	60,501
Lockheed Martin Corporation	6,847	644,508
Northrop Grumman Corporation	7,922	616,886
Raytheon Company	5,100	274,839
United Technologies Corporation	7,465	529,493

		3,123,502

Air Freight & Logistics - 0.6%
United Parcel Service, Inc. (Cl.B)	9,693	707,589

Apparel Retail - 0.4%
TJX Companies, Inc.	17,600	484,000

Apparel, Accessories & Luxury Goods - 0.2%
Polo Ralph Lauren Corporation	2,200	215,842

Application Software - 0.4%
Compuware Corporation *	36,700	435,262

Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	8,133	517,015
Mellon Financial Corporation	3,355	147,620

		664,635

Biotechnology - 1.0%
Amgen, Inc. *	16,442	909,078
Biogen Idec, Inc. *	3,000	160,500

		1,069,578

Brewers - 0.4%
Molson Coors Brewing Company	4,200	388,332

Broadcasting & Cable TV - 1.9%
CBS Corporation (Cl.B)	18,000	599,760
Comcast Corporation *	35,536	999,272
DIRECTV Group, Inc. *	19,000	439,090

		2,038,122

Building Products - 0.4%
Masco Corporation	14,700	418,509

Communications Equipment - 2.4%
Cisco Systems, Inc. *	63,783	1,776,357
JDS Uniphase Corporation *	21,427	287,765
Motorola, Inc.	6,929	122,643
Qualcomm, Inc.	10,124	439,280

		2,626,045

Computer & Electronics Retail - 0.4%
RadioShack Corporation	12,500	414,250

Computer Hardware - 4.0%
Apple, Inc. *	3,846	469,366
Dell, Inc. *	3,676	104,950
Hewlett-Packard Company	29,536	1,317,896
International Business Machines Corporation	14,616	1,538,334
NCR Corporation *	8,700	457,098
Sun Microsystems, Inc. *	102,624	539,802

		4,427,446

Computer Storage & Peripherals - 0.1%
Lexmark International, Inc. *	2,000	98,620

Construction & Farm Machinery & Heavy Trucks - 0.4%
Caterpillar, Inc.	4,194	328,390
Cummins, Inc.	1,400	141,694

		470,084

Consumer Finance - 0.7%
American Express Company	13,062	799,133

Data Processing & Outsourced Services - 1.2%
Automatic Data Processing, Inc.	12,500	605,875
Computer Sciences Corporation *	78	4,614
Convergys Corporation *	16,600	402,384
Electronic Data Systems Corporation	8,706	241,417
Fiserv, Inc. *	52	2,954
Western Union Company	1,800	37,494

		1,294,738

Department Stores - 1.0%
JC Penney Company, Inc.	4,822	349,016
Macy’s, Inc.	13,400	533,052
Nordstrom, Inc.	3,500	178,920

		1,060,988

Distributors - 0.3%
Genuine Parts Company	6,800	337,280

Diversified Banks - 2.4%
U.S. Bancorp	25,425	837,754
Wachovia Corporation	9,028	462,685
Wells Fargo & Company	37,838	1,330,762

		2,631,201

Diversified Chemicals - 1.4%
Ashland, Inc.	6,886	440,360
Dow Chemical Company	16,189	715,878
E.l. Du Pont de Nemours & Company	6,705	340,882

		1,497,120

Diversified Commercial & Professional Services - 0.1%
Equifax, Inc.	3,125	138,813

Drug Retail - 0.1%
CVS Caremark Corporation	1,900	69,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Electric Utilities - 2.0%
Allegheny Energy, Inc. *	6,971	$360,680
Edison International	5,578	313,037
Entergy Corporation	5,100	547,485
FirstEnergy Corporation	6,200	401,326
Progress Energy, Inc.	10,327	470,808
Southern Company	3,400	116,586

		2,209,922

Electrical Components & Equipment - 0.2%
Emerson Electric Company	542	25,365
Rockwell Automation, Inc.	2,547	176,864

		202,229

Environmental & Facilities Services - 0.5%
Waste Management, Inc.	14,673	572,981

Food Retail - 1.0%
Kroger Company	19,500	548,535
Safeway, Inc.	14,800	503,644

		1,052,179

General Merchandise Stores - 0.4%
Big Lots, Inc. *	13,600	400,112
Target Corporation	1,065	67,734

		467,846

Health Care Distributors - 0.4%
AmerisourceBergen Corporation	9,084	449,385

Health Care Equipment -1.8%
Baxter International, Inc.	6,900	388,746
Becton Dickinson & Company	3,236	241,082
Medtronic, Inc.	16,725	867,359
Zimmer Holdings, Inc. *	5,200	441,428

		1,938,615

Health Care Services - 0.4%
Laboratory Corporation of America Holdings *	6,158	481,925

Health Care Technology - 0.0%
IMS Health, Inc.	1,300	41,769

Home Furnishings - 0.2%
Leggett & Platt, Inc.	11,400	251,370

Home Improvement Retail - 0.6%
Home Depot, Inc.	6,476	254,831
Lowe’s Companies, Inc.	52	1,596
Sherwin-Williams Company	6,600	438,702

		695,129

Hotels, Resorts & Cruise Lines - 0.8%
Carnival Corporation	11,200	546,224
Marriott International, Inc.	1,600	69,184
Wyndham Worldwide Corporation	6,928	251,209

		866,617

Household Appliances - 0.4%
Black & Decker Corporation	4,800	423,888

Household Products -1.7%
Kimberly-Clark Corporation	9,000	602,010
Procter & Gamble Company	20,929	1,280,646

		1,882,656

Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc.	25,413	1,222,619

Independent Power Producers & Energy Traders - 0.7%
AES Corporation *	21,841	477,881
Dynegy, Inc. *	12,005	113,327
TXU Corporation	2,480	166,904

		758,112

Industrial Conglomerates - 3.7%
3M Company	10,476	909,212
General Electric Company	72,869	2,789,426
Tyco International, Ltd.	10,585	357,667

		4,056,305

Industrial Machinery - 1.1%
Eaton Corporation	2,200	204,600
ITT Corporation	7,000	477,960
Parker Hannifin Corporation	5,200	509,132

		1,191,692

Integrated Oil & Gas - 7.5%
Chevron Corporation	22,168	1,867,432
ConocoPhillips	18,317	1,437,885
Exxon Mobil Corporation (1)	50,041	4,197,439
Marathon Oil Corporation	12,000	719,520

		8,222,276

Integrated Telecommunication Services - 3.3%
AT&T, Inc.	40,382	1,675,853
CenturyTel, Inc.	8,800	431,640
Embarq Corporation	1,700	107,729
Qwest Communications International, Inc. *	51,427	498,842
Verizon Communications, Inc.	22,542	928,054

		3,642,118

Internet Retail - 0.4%
Amazon.com, Inc. *	300	20,523
IAC*	12,900	446,469

		466,992

Internet Software & Services - 1.2%
eBay, Inc. *	20,900	672,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Internet Software & Services (continued)
Google, Inc. *	1,175	$614,972

		1,287,534

Investment Banking & Brokerage - 2.1%
Goldman Sachs Group, Inc.	5,136	1,113,228
Lehman Brothers Holdings, Inc.	3,800	283,176
Merrill Lynch & Company, Inc.	11,453	957,242

		2,353,646

Leisure Products - 0.4%
Hasbro, Inc.	13,400	420,894
Mattel, Inc.	2,500	63,225

		484,119

Life & Health Insurance - 0.7%
MetLife, Inc.	11,764	758,543

Life Sciences Tools & Services - 0.1%
Applera Corporation - Applied Biosystems Group	1,900	58,026

Managed Health Care - 1.6%
Aetna, Inc.	2,100	103,740
Cigna Corporation	9,300	485,646
Humana, Inc. *	2,600	158,366
UnitedHealth Group, Inc.	18,120	926,657
WellPoint, Inc. *	684	54,604

		1,729,013

Metal & Glass Containers - 0.4%
Pactiv Corporation *	12,800	408,192

Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	8,431	502,572

Movies & Entertainment - 1.2%
News Corporation	3,894	82,592
Time Warner, Inc.	16,258	342,068
Walt Disney Company	26,922	919,117

		1,343,777

Multi-Line Insurance - 1.5%
American International Group, Inc.	16,065	1,125,032
Assurant, Inc.	7,300	430,116
Genworth Financial, Inc.	2,665	91,676

		1,646,824

Multi-Utilities - 1.0%
CMS Energy Corporation	8,900	153,080
NiSource, Inc.	20,700	428,697
PG&E Corporation	11,116	503,555

		1,085,332

Office Electronics - 0.4%
Xerox Corporation *	22,100	408,408

Office REIT’s - 0.2%
Boston Properties, Inc.	2,600	265,538

Office Services & Supplies - 0.1%
Avery Dennison Corporation	2,200	146,256

Oil & Gas Drilling - 0.4%
ENSCO International, Inc.	7,700	469,777

Oil & Gas Equipment & Services - 1.4%
BJ Services Company	15,900	452,196
Halliburton Company	2,400	82,800
National Oilwell Varco, Inc. *	5,031	524,432
Schlumberger, Ltd.	5,847	496,644

		1,556,072

Oil & Gas Refining & Marketing - 1.1%
Sunoco, Inc.	5,700	454,176
Valero Energy Corporation	9,584	707,874

		1,162,050

Other Diversified Financial Services - 6.2%
Bank of America Corporation	42,528	2,079,194
Citigroup, Inc.	37,980	1,947,994
JPMorgan Chase & Company	35,510	1,720,459
Morgan Stanley	13,293	1,115,017

		6,862,664

Packaged Foods & Meats - 1.2%
Campbell Soup Company	10,500	407,505
Dean Foods Company	13,100	417,497
Kellogg Company	8,200	424,678
Kraft Foods, Inc.	2,349	82,802

		1,332,482

Paper Packaging - 0.0%
Bemis Company, Inc.	1,200	39,816

Paper Products - 0.5%
International Paper Company	13,500	527,175

Personal Products - 0.2%
Estee Lauder Companies, Inc.	5,000	227,550

Pharmaceuticals - 6.0%
Abbott Laboratories	5,447	291,687
Bristol-Myers Squibb Company	4,075	128,607
Eli Lilly & Company	2,071	115,727
Forest Laboratories, Inc. *	10,900	497,585
Johnson & Johnson	29,283	1,804,418
King Pharmaceuticals, Inc. *	20,300	415,338
Merck & Company, Inc.	10,376	516,725
Pfizer, Inc.	71,938	1,839,455
Schering-Plough Corporation	24,482	745,232
Wyeth	3,655	209,578

		6,564,352

Property & Casualty Insurance - 2.7%
ACE, Ltd.	8,400	525,168
Allstate Corporation	11,265	692,910
AMBAC Financial Group, Inc.	4,900	427,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Property & Casualty Insurance (continued)
Chubb Corporation	10,200	$552,228
Safeco Corporation	7,000	435,820
Travelers Companies, Inc.	6,981	373,484

		3,006,841

Publishing - 0.5%
Gannett Company, Inc.	371	20,386
McGraw-Hill Companies Inc.	7,100	483,368
Tribune Company	725	21,315

		525,069

Railroads - 0.7%
Norfolk Southern Corporation	2,400	126,168
Union Pacific Corporation	5,745	661,537

		787,705

Regional Banks - 1.1%
Huntington Bancshares, Inc.	6,100	138,714
Keycorp	12,565	431,356
M&T Bank Corporation	700	74,830
Regions Financial Corporation	15,800	522,980

		1,167,880

Residential REIT’s - 0.3%
Apartment Investment & Management Company	6,600	332,772

Restaurants - 0.5%
Darden Restaurants, Inc.	9,989	439,416
McDonald's Corporation	1,875	95,175

		534,591

Retail REIT’s - 0.3%
Simon Property Group, Inc.	3,458	321,732

Semiconductor Equipment - 0.9%
Applied Materials, Inc.	29,707	590,278
Novellus Systems, Inc. *	13,700	388,669

		978,947

Semiconductors - 2.0%
Intel Corporation	57,991	1,377,866
Texas Instruments, Inc.	21,594	812,582

		2,190,448

Soft Drinks - 1.9%
Coca-Cola Company	8,934	467,337
Coca-Cola Enterprises, Inc.	500	12,000
Pepsi Bottling Group, Inc.	12,173	409,987
PepsiCo, Inc.	18,947	1,228,713

		2,118,037

Specialized Finance - 0.0%
CIT Group, Inc.	100	5,483

Specialty Chemicals - 0.1%
Rohm & Haas Company	2,740	149,823

Specialty Stores - 0.2%
Staples, Inc.	8,400	199,332

Steel - 0.9%
Nucor Corporation	9,011	528,495
United States Steel Corporation	4,500	489,375

		1,017,870

Systems Software - 2.9%
BMC Software, Inc. *	14,108	427,472
Microsoft Corporation	77,950	2,297,187
Oracle Corporation *	24,629	485,438

		3,210,097

Thrifts & Mortgage Finance - 1.2%
Federal Home Loan Mortgage Corporation	589	35,752
Federal National Mortgage Association	1,869	122,102
MGIC Investment Corporation	7,208	409,847
Washington Mutual, Inc.	16,359	697,548

		1,265,249

Tobacco - 1.4%
Altria Group, Inc.	22,400	1,571,136

Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	3,500	325,675

Wireless Telecommunication Services - 0.4%
Alltel Corporation	2,800	189,140
Sprint Nextel Corporation	10,854	224,786

		413,926

TOTAL COMMON STOCK (Cost $96,486,528)		$107,849,300

	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 5.133%, 8/9/2007	$100,000	$99,525

TOTAL SHORT TERM INVESTMENTS (Cost $99,513)		$99,525

REPURCHASE AGREEMENT - 1.7%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount $1,927,780 (Collateralized by FHLB, 4.875%, 5/14/10 with a value of $1,966,170)	$1,927,000	$1,927,000

TOTAL REPURCHASE AGREEMENT (Cost $1,927,000)		$1,927,000

Total Investments (SBL H Fund)		$109,875,825
(Cost $98,513,041) - 99.9%
Other Assets in Excess of Liabilities - 0.1%		72,377

TOTAL NET ASSETS - 100.0%		$109,948,202

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2007 (Unaudited)—continued

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $100,083,159.

*	- Non-income producing security
1	- Security is segregated as collateral for open futures contracts.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series H
(Enhanced Index Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$109,875,825
Cash	1,069
Receivables:
Fund shares sold	41,424
Securities sold	8,717,062
Dividends	116,592
Prepaid expenses	1,565

Total assets	118,753,537

Liabilities:
Payable for:
Securities purchased	8,669,497
Fund shares redeemed	49,895
Variation margin on futures	2,430
Management fees	45,620
Custodian fees	2,839
Transfer agent/maintenance fees	2,083
Administrative fees	10,196
Professional fees	18,818
Directors’ fees	767
Other	3,190

Total liabilities	8,805,335

Net Assets	$109,948,202

Net assets consist of:
Paid in capital	$98,040,869
Undistributed net investment income	1,571,312
Accumulated net realized loss on sale of investments and futures	(1,026,380)
Net unrealized appreciation in value of investments and futures	11,362,401

Net assets	$109,948,202

Capital shares authorized	unlimited
Capital shares outstanding	9,431,203
Net asset value per share (net assets divided by shares outstanding)	$11.66

[1] Investments, at cost	$98,513,041

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$988,862
Interest	39,002

Total investment income	1,027,864

Expenses:
Management fees	410,245
Custodian fees	8,258
Transfer agent/maintenance fees	12,589
Administration fees	54,983
Directors’ fees	3,069
Professional fees	11,549
Reports to shareholders	4,625
Other expenses	2,117

Total expenses	507,435
Less: Expenses waived	(136,748)
Earnings credits applied	(83)

Net expenses	370,604

Net investment income	657,260

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	3,676,440
Futures	95,991

Net realized gain	3,772,431

Net unrealized appreciation during the period on:
Investments	1,277,183
Futures	178

Net unrealized appreciation	1,277,361

Net realized and unrealized gain	5,049,792

Net increase in net assets resulting from operations	$5,707,052

The accompanying notes are an integral part of the financial statements.

Series H
Statement of Changes in Net Assets	(Enhanced Index Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$657,260	$914,052
Net realized gain during the period on investments and futures	3,772,431	5,896,138
Net unrealized appreciation during the period on investments and futures	1,277,361	8,183,250

Net increase in net assets resulting from operations	5,707,052	14,993,440

Capital share transactions:
Proceeds from sale of shares	16,495,719	42,070,411
Issuance of shares in connection with SBL Series W merger (Note 13)	—	52,171,107
Cost of shares redeemed	(22,284,319)	(39,306,280)

Net increase (decrease) from capital share transactions	(5,788,600)	54,935,238

Net increase (decrease) in net assets	(81,548)	69,928,678

Net assets:
Beginning of period	110,029,750	40,101,072

End of period	$109,948,202	$110,029,750

Undistributed net investment income at end of period	$1,571,312	$914,052

Capital Share Activity:
Shares sold	1,443,130	4,166,677
Shares issued in connection with SBL Series W merger (Note 13)	—	5,481,948
Shares redeemed	(1,949,914)	(3,896,675)

Total capital share activity	(506,784)	5,751,950

The accompanying notes are an integral part of the financial statements.

Series H
Financial Highlights	(Enhanced Index Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[f,g]	2006[e]	2005	2004	2003[d]	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$11.07	$9.58	$9.12	$8.31	$6.55	$8.62

Income (loss) from investment operations:
Net investment income	0.07	0.03	0.11	0.11	0.07	0.05
Net gain (loss) on securities (realized and unrealized)	0.52	1.46	0.35	0.71	1.75	(2.02)

Total from investment operations	0.59	1.49	0.46	0.82	1.82	(1.97)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.06)	(0.10)

Total distributions	—	—	—	(0.01)	(0.06)	(0.10)

Net asset value, end of period	$11.66	$11.07	$9.58	$9.12	$8.31	$6.55

Total Return[a]	5.33%	15.55%	5.04%	9.85%	27.78%	(22.98)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109,948	$110,030	$40,101	$38,822	$33,371	$25,052

Ratios to average net assets:
Net investment income	1.20%	1.23%	1.15%	1.32%	0.94%	0.56%
Total expenses[b]	0.93%	0.98%	1.04%	0.99%	0.96%	0.99%
Net expenses[c]	0.68%	0.73%	0.79%	0.74%	0.77%	0.99%
Expenses prior to custodian earnings credits and net of expense waivers	0.93%	0.98%	1.04%	0.99%	0.96%	0.99%

Portfolio turnover rate	90%	119%	106%	98%	44%	74%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Northern Trust became the sub-adviser of Series H effective May 1, 2003. Prior to May 1, 2003, Security Global Investors (SGI) paid Deutsche Asset Management for sub–advisory services.
[e]

The financial highlights for Series H as set forth herein exclude the historical financial highlights for Series W. The assets of Series W were acquired by Series H on June 16, 2006. A total of $53,926,052 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series H received as a result of the merger.

[f]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[g]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series J

MID CAP GROWTH SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series J
Performance Summary	(Mid Cap Growth Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 1997 and reflects the fees and expenses of Series J. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series J	3.10%	10.58%	11.43%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	4.99%
Consumer Staples	2.34
Energy	19.34
Financials	10.51
Health Care	12.24
Industrials	22.36
Information Technology	17.54
Materials	1.45
Utilities	1.52
Warrants	0.28
U.S. Government Sponsored Agencies	1.09
Asset Backed Commercial Paper	1.21
Commercial Paper	6.08
Liabilities, less cash & other assets	(0.95)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series J
Performance Summary	(Mid Cap Growth Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series J (Mid Cap Growth Series)
Actual	$1,000.00	$1,001.30	$4.47
Hypothetical	1,000.00	1,020.33	4.51

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 0.13%.

[2]	Expenses are equal to the Series annualized expense ratio 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series J (Mid Cap Growth Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 91.9%
Aerospace & Defense - 1.3%
Argon ST, Inc. *	185,850	$4,313,579

Apparel Retail - 0.6%
Chico’s FAS, Inc. *	83,000	2,020,220

Apparel, Accessories & Luxury Goods - 0.9%
Maidenform Brands, Inc. *	148,000	2,939,280

Application Software - 0.7%
TIBCO Software, Inc. *	240,000	2,172,000

Asset Management & Custody Banks - 3.1%
Northern Trust Corporation (1)	152,900	9,822,296

Auto Parts & Equipment - 0.6%
HydroGen Corporation * (2)	435,324	1,958,958

Automotive Retail - 0.3%
O’Reilly Automotive, Inc. *	26,900	983,195

Biotechnology - 4.0%
Cell Genesys, Inc. *	231,000	773,850
Combinatorx, Inc. *	316,200	1,950,954
Human Genome Sciences, Inc. *	312,700	2,789,284
Incyte Corporation *	598,400	3,590,400
lomai Corporation *	371,200	675,584
Isis Pharmaceuticals, Inc. *	157,600	1,525,568
Zymogenetics, Inc. *	102,600	1,498,986

		12,804,626

Broadcasting & Cable TV - 1.8%
Salem Communications Corporation (2)	311,700	3,456,753
WorldSpace, Inc. *	508,800	2,457,504

		5,914,257

Coal & Consumable Fuels - 4.6%
Arch Coal, Inc.	88,200	3,069,360
Evergreen Energy, Inc. *	1,912,500	11,532,375

		14,601,735

Communications Equipment - 4.6%
Finisar Corporation *	944,500	3,570,210
PC-Tel, Inc. * (2)	560,500	4,904,375
Symmetricom, Inc. *	751,700	6,314,280

		14,788,865

Construction & Engineering - 6.8%
Insituform Technologies, Inc. *	306,600	6,686,946
Shaw Group, Inc. *	326,000	15,090,540

		21,777,486

Consumer Finance - 2.3%
First Marblehead Corporation	187,300	7,237,272

Data Processing & Outsourced Services - 1.4%
Euronet Worldwide, Inc. *	157,000	4,578,120

Diversified Commercial & Professional Services - 1.9%
ChoicePoint, Inc. *	15,500	657,975
Navigant Consulting, Inc. *	292,600	5,430,656

		6,088,631

Electrical Components & Equipment - 7.4%
Lime Energy Company * (2)	204,350	388,265
Power-One, Inc. *	2,351,400	9,358,572
Roper Industries, Inc.	172,000	9,821,200
UQM Technologies, Inc. * (2)	962,672	4,023,969

		23,592,006

Electronic Manufacturing Services - 2.8%
Maxwell Technologies, Inc. *	632,700	8,996,994

Gas Utilities - 1.5%
Questar Corporation	92,000	4,862,200

Health Care Distributors - 0.8%
Henry Schein, Inc. *	46,300	2,473,809

Health Care Equipment - 0.8%
Orthovita, Inc. *	800,000	2,400,000

Health Care Facilities - 0.7%
US Physical Therapy, Inc. *	171,500	2,310,105

Health Care Services - 3.1%
Hythiam, Inc. *	216,400	1,871,860
Providence Service Corporation *	304,400	8,133,568

		10,005,428

Health Care Supplies - 1.9%
Dentsply International, Inc.	77,000	2,946,020
Regeneration Technologies, Inc. *	286,700	3,225,375

		6,171,395

Heavy Electrical Equipment - 0.9%
Plug Power, Inc. *	864,800	2,715,472

Industrial Machinery - 2.1%
Basin Water, Inc. *	416,500	3,623,550
Donaldson Company, Inc.	18,400	654,120
Tennant Company	68,600	2,503,900

		6,781,570

Life Sciences Tools & Services - 0.3%
Millipore Corporation *	13,200	991,188

Marine Ports & Services - 0.0%
Aegean Marine Petroleum Network, Inc.	6,000	114,120

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series J (Mid Cap Growth Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Metal & Glass Containers - 1.5%
Pactiv Corporation *	146,000	$4,655,940

Office Services & Supplies - 0.5%
Brady Corporation	46,000	1,708,440

Oil & Gas Drilling - 7.6%
Diamond Offshore Drilling, Inc.	53,800	5,463,928
ENSCO International, Inc. (1)	135,000	8,236,350
Helmerich & Payne, Inc.	296,300	10,494,946

		24,195,224

Oil & Gas Equipment & Services - 1.7%
BJ Services Company	143,000	4,066,920
Superior Energy Services, Inc. *	31,300	1,249,496

		5,316,416

Oil & Gas Refining & Marketing - 4.0%
Nova Biosource Fuels, Inc. *	716,200	1,826,310
Rentech, Inc. *	3,632,000	9,406,880
Syntroleum Corporation *	527,000	1,454,520

		12,687,710

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc. (1)	162,000	5,122,440

Packaged Foods & Meats - 2.3%
Hormel Foods Corporation	201,000	7,507,350

Pharmaceuticals - 0.6%
Artes Medical, Inc. *	16,100	128,478
Mylan Laboratories, Inc.	53,300	969,527
Sirtris Pharmaceuticals, Inc. *	93,750	925,313

		2,023,318

Railroads - 1.1%
Kansas City Southern * (1)	92,900	3,487,466

Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc.	15,300	940,644
Jones Lang LaSalle, Inc.	8,000	908,000

		1,848,644

Regional Banks - 1.2%
Boston Private Financial Holdings, Inc.	145,600	3,912,272

Residential REIT’s - 0.2%
UDR, Inc.	29,500	775,850

Retail REIT’s - 1.0%
Macerich Company	40,000	3,296,800

Semiconductors - 6.5%
Applied Micro Circuits Corporation *	1,765,000	4,412,500
IXYS Corporation *	1,057,400	8,829,290
Mindspeed Technologies, Inc. *	2,613,700	5,776,277
QuickLogic Corporation *	689,150	$1,840,030

		20,858,097

Specialized REIT’s - 0.2%
Ventas, Inc.	18,700	677,875

Specially Stores - 0.7%
PetSmart, Inc.	66,800	2,167,660

Systems Software - 1.5%
Progress Software Corporation *	150,000	4,768,500

Thrifts & Mortgage Finance - 1.9%
Clayton Holdings, Inc. *	534,300	6,085,677

TOTAL COMMON STOCK (Cost $263,491,417)		$294,510,486

PREFERRED STOCK - 0.3%
Environmental & Facilities Services - 0.3%
ThermoEnergy Corporation
PIPE * (2)(3)(4)(5)	1,380,000	966,000

TOTAL PREFERRED STOCK (Cost $1,302,103)		$966,000

WARRANTS - 0.3%
Warrants - 0.3%
Lime Energy Company
$ 1.00, 3/19/2009 (2)	43,050	50,817
Nova Biosource Fuels, Inc.
$ 2.40, 7/5/2011	358,100	533,822
Orthovita, Inc.
$ 4.00, 6/26/2008	175,000	23,137
Syntroleum Corporation
$ 7.60, 5/26/2008	29,100	18,333
ThermoEnergy Corporation
$ 0.75, 7/14/2008 (2)(3)(5)	1,380,000	277,518

		903,627

TOTAL WARRANTS (Cost $1,574,244)		$903,627

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.1%
Federal Home Loan Bank
5.05% - 2007	$1,000,000	999,439
5.11% - 2007	2,500,000	2,494,677

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $3,494,116)		$3,494,116

ASSET BACKED COMMERCIAL PAPER - 1.2%
Financial Companies - Miscellaneous Receivables - 0.7%
Jupiter Securitization Corporation
5.275%, 7/9/2007	2,400,000	2,397,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series J (Mid Cap Growth Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (continued)
Financial Companies - Trade Receivables - 0.5%
Sheffield Receivables Corporation
5.275%, 7/10/2007	1,500,000	$1,498,022

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $3,895,209)		$3,895,209

COMMERCIAL PAPER - 6.1%
Banking - 3.5%
Bank of America
5.25%, 7/2/2007	2,000,000	1,999,708
5.26%, 7/18/2007	1,800,000	1,795,529
UBS Finance (Delaware) LLC
5.27%, 7/3/2007	1,500,000	1,499,561
5.27%, 7/5/2007	1,097,000	1,096,358
5.24%, 7/11/2007	2,300,000	2,296,652
5.27%, 7/16/2007	1,500,000	1,496,706
5.28%, 7/17/2007	1,000,000	997,653

		11,182,167

Consumer Products - 0.3%
Procter & Gamble International Funding
5.33%, 7/2/2007	1,000,000	999,852

Non U.S. Banking - 1.3%
Bank of Ireland
5.29%, 7/13/2007	2,000,000	1,996,473
Danske Corporation
5.25%, 7/6/2007	2,000,000	1,998,539

		3,995,012

Pharmaceuticals - 1.0%
Abbott Laboratories	2,000,000	1,996,804
5.26%, 7/12/2007
5.27%, 7/13/2007	1,300,000	1,297,734

		3,294,538

TOTAL COMMERCIAL PAPER (Cost $19,471,569)		$19,471,569

Total Investments (SBLJ Fund)		$323,241,007
(Cost $293,228,658) - 100.9%
Liabilities in Excess of Other Assets - (0.9)%		(3,041,884)

TOTAL NET ASSETS - 100.0%		$320,199,123

Footnotes

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $293,234,288.

*	-Non-income producing security
1	-Security is segregated as collateral for open written option contracts.
2	-Security is deemed illiquid. See Note 6 in notes to financial statements.
3	-Security is restricted from resale. See notes to financial statements.
4	-PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
5	-Investment in an affiliated issuer. See Note 12 in notes to financial statements.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series J
(Mid Cap Growth Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments in unaffiliated issues, at value[1]	$321,997,489
Investments in affiliated issues, at value[2]	1,243,518

Total investments	323,241,007
Cash	154,678
Receivables:
Securities sold	28,466
Fund shares sold	768,021
Dividends	51,653
Prepaid expenses	6,196

Total assets	324,250,021

Liabilities:
Payable for:
Fund shares redeemed	198,429
Securities purchased	3,315,622
Written options, at value (premiums received, $319,961)	228,205
Management fees	201,539
Custodian fees	4,868
Transfer agent/maintenance fees	2,083
Administration fees	25,978
Professional fees	36,395
Directors’ fees	4,896
Other fees	32,883

Total liabilities	4,050,898

Net Assets	$320,199,123

Net assets consist of:
Paid in capital	$205,508,510
Accumulated net investment loss	(520,585)
Undistributed net realized gain on sale of investments and options written	85,107,093
Net unrealized appreciation in value of investments and options written	30,104,105

Net assets	$320,199,123

Capital shares authorized	unlimited
Capital shares outstanding	10,229,681
Net asset value per share (net assets divided by shares outstanding)	$31.30

[1] Investments in unaffiliated issues, at cost	$291,572,658
[2] Investments in affiliated issues, at cost	1,656,000

Total cost	293,228,658

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$699,967
Interest	359,637

Total investment income	1,059,604

Expenses:
Management fees	1,313,102
Custodian fees	18,281
Transfer agent/maintenance fees	12,608
Administration fees	167,205
Directors’ fees	8,434
Professional fees	29,203
Reports to shareholders	22,195
Other expenses	9,161

Total expenses	1,580,189

Net investment loss	(520,585)

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	44,848,590
Options written	156,309

Net realized gain	45,004,899

Net unrealized appreciation (depreciation) during the period on:
Investments	(44,092,892)
Options written	185,213

Net unrealized depreciation	(43,907,679)

Net realized and unrealized gain	1,097,220

Net increase in net assets resulting from operations	$576,635

The accompanying notes are an integral part of the financial statements.

Series J
Statement of Changes in Net Assets	(Mid Cap Growth Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(520,585)	$(1,992,402)
Net realized gain during the period on investments and options written	45,004,899	42,907,786
Net unrealized depreciation during the period on investments and options written	(43,907,679)	(21,074,608)

Net increase in net assets resulting from operations	576,635	19,840,776

Capital share transactions:
Proceeds from sale of shares	22,867,075	76,838,640
Cost of shares redeemed	(83,908,587)	(136,813,260)

Net decrease from capital share transactions	(61,041,512)	(59,974,620)

Net decrease in net assets	(60,464,877)	(40,133,844)

Net assets:
Beginning of period	380,664,000	420,797,844

End of period	$320,199,123	$380,664,000

Accumulated net investment loss at end of period	$(520,585)	$—

Capital Share Activity:
Shares sold	731,702	2,485,919
Shares redeemed	(2,678,049)	(4,435,068)

Total capital share activity	(1,946,347)	(1,949,149)

The accompanying notes are an integral part of the financial statements.

Series J
Financial Highlights	(Mid Cap Growth Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[e,f]	2006	2005	2004	2003[d]	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$31.26	$29.79	$27.63	$25.09	$16.05	$24.12

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.16)	(0.13)	(0.14)	(0.11)	(0.11)
Net gain (loss) on securities (realized and unrealized)	0.09	1.63	2.29	2.68	9.15	(6.69)

Total from investment operations	0.04	1.47	2.16	2.54	9.04	(6.80)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(1.27)

Total distributions	—	—	—	—	—	(1.27)

Net asset value, end of period	$31.30	$31.26	$29.79	$27.63	$25.09	$16.05

Total Return[a]	0.13%	4.93%	7.82%	10.12%	56.32%	(29.48)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$320,199	$380,664	$420,798	$437,789	$447,928	$293,378

Ratios to average net assets:
Net investment loss	(0.30)%	(0.48)%	(0.47)%	(0.53)%	(0.55)%	(0.56)%
Total expenses[b]	0.90%	0.90%	0.90%	0.88%	0.83%	0.83%
Net expenses[c]	0.90%	0.90%	0.90%	0.88%	0.83%	0.83%

Portfolio turnover rate	25%	29%	29%	37%	61%	41%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	The financial highlights for Series J exclude the historical financial highlights of Series T. The assets of Series T were acquired by Series J on October 3, 2003.
[e]	Net investment loss was computed using the average month-end shares outstanding throughout the period.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series N

MANAGED ASSET ALLOCATION SERIES

Subadviser,

T. Rowe Price Associates, Inc.

Series N
Performance Summary	(Managed Asset Allocation Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 1997 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series N	15.50%	9.88%	7.06%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector for Equity Holdings & Quality Ratings

(Based on Standard and Poor’s Ratings) for Fixed Income Holdings

Consumer Discretionary	6.72%
Consumer Staples	5.16
Energy	6.71
Financials	13.53
Health Care	7.10
Industrials	8.33
Information Technology	8.84
Materials	2.31
Telecommunication Services	2.68
Utilities	2.33
AAA	24.92
AA	0.87
A	2.85
BBB	4.10
BB	0.79
B	1.72
CCC	0.13
Not Rated	0.09
Short Term Investments	0.83
Liabilities, less cash & other assets	(0.01)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series N
Performance Summary	(Managed Asset Allocation Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series N (Managed Asset Allocation Series)
Actual	$1,000.00	$1,052.30	$7.12
Hypothetical	1,000.00	1,017.85	7.00

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 5.23%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.40% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 54.5%
Advertising - 0.2%
Lamar Advertising Company	2,150	$134,934
Omnicom Group, Inc.	2,200	116,424

		251,358

Aerospace & Defense - 1.4%
Boeing Company	4,190	402,911
DRS Technologies, Inc.	105	6,013
General Dynamics Corporation	4,300	336,346
Honeywell International, Inc.	1,300	73,164
MTC Technologies, Inc. *	400	9,824
Precision Castparts Corporation	500	60,680
Raytheon Company	3,000	161,670
Rockwell Collins, Inc.	1,400	98,896
Teledyne Technologies, Inc. *	300	13,785
Triumph Group, Inc.	300	19,641
United Technologies Corporation	5,510	390,824

		1,573,754

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,700	56,253
Bunge, Ltd.	400	33,800

		90,053

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	700	36,764
Expeditors International Washington, Inc.	3,830	158,179
United Parcel Service, Inc. (CI.B)	1,800	131,400
UTi Worldwide, Inc.	900	24,111

		350,454

Airlines - 0.2%
AMR Corporation *	400	10,540
Gol Linhas Aereas Inteligentes S.A. ADR	1,100	36,289
Republic Airways Holdings, Inc. *	700	14,245
Skywest, Inc.	400	9,532
Southwest Airlines Company	11,300	168,483

		239,089

Alternative Carriers - 0.0%
Level 3 Communications, Inc. *	4,400	25,740

Aluminum - 0.1%
Alcoa, Inc.	2,000	81,060

Apparel Retail - 0.3%
American Eagle Outfitters, Inc.	400	10,264
Chico’s FAS, Inc. *	600	14,604
HOT Topic, Inc. *	500	5,435
Pacific Sunwear of California *	500	11,000
Ross Stores, Inc.	3,000	92,400
TJX Companies, Inc.	5,700	156,750

		290,453

Apparel, Accessories & Luxury Goods - 0.1%
Coach, Inc. *	2,300	108,997
Fossil, Inc. *	400	11,796
Quiksilver, Inc. *	600	8,478

		129,271

Application Software - 0.3%
Autodesk, Inc. *	2,800	131,824
Cadence Design Systems, Inc. *	500	10,980
Factset Research Systems, Inc.	220	15,037
Fair Isaac Corporation	515	20,662
Intuit, Inc. *	1,600	48,128
Jack Henry & Associates, Inc.	300	7,725
NAVTEQ Corporation *	1,800	76,212

		310,568

Asset Management & Custody Banks - 0.6%
Affiliated Managers Group, Inc. *	550	70,818
Ameriprise Financial, Inc.	1,940	123,326
Eaton Vance Corporation	500	22,090
Franklin Resources, Inc.	700	92,729
Investors Financial Services Corporation	430	26,518
Legg Mason, Inc.	1,200	118,056
Northern Trust Corporation	1,300	83,512
State Street Corporation	2,600	177,840

		714,889

Auto Parts & Equipment - 0.1%
Gentex Corporation	600	11,814
Johnson Controls, Inc.	600	69,462

		81,276

Automobile Manufacturers - 0.1%
Ford Motor Company	14,100	132,822
Winnebago Industries	200	5,904

		138,726

Automotive Retail - 0.0%
Carmax, Inc. *	600	15,300

Biotechnology - 0.8%
Alkermes, Inc. *	800	11,680
Amgen, Inc. *	5,010	277,003
Celgene Corporation *	2,930	167,977
Cephalon, Inc. *	845	67,930
Digene Corporation *	300	18,015
Genentech, Inc. *	1,120	84,739
Genzyme Corporation *	500	32,200
Gilead Sciences, Inc. *	5,800	224,866
Martek Biosciences Corporation *	300	7,791
Neurocrine Biosciences, Inc. *	400	4,492
Senomyx, Inc. *	1,100	14,850

		911,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Brewers - 0.3%
Anheuser-Busch Companies, Inc.	4,700	$245,152
Boston Beer Company, Inc. *	400	15,740
Compania Cervecerias Unidas S.A. ADR	700	25,809

		286,701

Broadcasting & Cable TV - 0.6%
Cablevision Systems Corporation *	2,500	90,475
Citadel Broadcasting Corporation	1	7
Comcast Corporation *	9,300	261,516
Cox Radio, Inc. *	800	11,392
Discovery Holding Company *	866	19,909
EchoStar Communications Corporation *	2,400	104,088
EW Scripps Company	2,200	100,518
Liberty Global, Inc. *	775	31,806
Liberty Media Corporation - Capital *	630	74,138
Radio One, Inc. (CI.D) *	1,000	7,060
Sirius Satellite Radio, Inc. *	4,400	13,288

		714,197

Building Products - 0.1%
Masco Corporation	2,700	76,869
Universal Forest Products, Inc.	200	8,452
USG Corporation *	300	14,712

		100,033

Casinos & Gaming - 0.3%
International Game Technology	3,500	138,950
Las Vegas Sands Corporation *	260	19,861
MGM Mirage *	1,880	155,062
Shuffle Master, Inc. *	300	4,980
Station Casinos, Inc.	280	24,304
Wynn Resorts, Ltd.	240	21,526

		364,683

Coal & Consumable Fuels - 0.2%
Consol Energy, Inc.	3,600	165,996
Peabody Energy Corporation	2,000	96,760

		262,756

Commodity Chemicals - 0.0%
Lyondell Chemical Company	600	22,272

Communications Equipment - 1.4%
Alcatel-Lucent ADR	5,572	78,008
Blue Coat Systems, Inc. *	400	19,808
Cisco Systems, Inc. *	16,700	465,095
Corning, Inc.	9,000	229,950
F5 Networks, Inc. *	350	28,210
Inter-Telephone, Inc.	800	19,144
Juniper Networks, Inc. *	11,600	291,972
Motorola, Inc.	12,100	214,170
Polycom, Inc. *	500	16,800
Qualcomm, Inc.	5,300	229,967

		1,593,124

Computer & Electronics Retail - 0.1%
Best Buy Company, Inc.	1,225	57,171

Computer Hardware - 1.7%
Apple, Inc. *	2,300	280,692
Avid Technology, Inc. *	600	21,210
Dell, Inc. *	18,700	533,885
Hewlett-Packard Company	12,500	557,750
International Business Machines Corporation	2,920	307,330
Sun Microsystems, Inc. *	40,900	215,134

		1,916,001

Computer Storage & Peripherals - 0.3%
EMC Corporation *	11,100	200,910
Network Appliance, Inc. *	3,200	93,440
Rackable Systems, Inc. *	300	3,708
Seagate Technology	3,000	65,310

		363,368

Construction & Engineering - 0.1%
Fluor Corporation	400	44,548
Foster Wheeler, Ltd. *	600	64,194
Insituform Technologies, Inc. *	500	10,905

		119,647

Construction & Farm Machinery & Heavy Trucks - 0.4%
Caterpillar, Inc.	3,700	289,710
Deere & Company	400	48,296
Joy Global, Inc.	1,000	58,330
Navistar International Corporation *	400	26,400
Oshkosh Truck Corporation	540	33,977

		456,713

Consumer Electronics - 0.1%
Harman International Industries, Inc.	600	70,080

Consumer Finance - 0.4%
American Express Company	4,300	263,074
Capital One Financial Corporation	2,300	180,412
SLM Corporation	1,000	57,580

		501,066

Data Processing & Outsourced Services - 0.7%
Affiliated Computer Services, Inc.*	500	28,360
Automatic Data Processing, Inc.	4,100	198,727
Computer Sciences Corporation *	1,700	100,555
DST Systems, Inc. *	400	31,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Data Processing & Outsourced Services (continued)
Electronic Data Systems Corporation	5,300	$146,969
First Data Corporation	3,700	120,879
Global Cash Access Holdings, Inc. *	300	4,806
Global Payments, Inc.	300	11,895
Heartland Payment Systems, Inc.	300	8,799
Iron Mountain, Inc. *	1,025	26,783
Mastercard, Inc.	100	16,587
Western Union Company	3,900	81,237

		777,281

Department Stores - 0.5%
Kohl’s Corporation *	6,770	480,873
Lotte Shopping Company, Ltd. GDR (1)(2)(3)	1,200	23,379

		504,252

Diversified Banks - 1.0%
U.S. Bancorp	9,000	296,550
Wachovia Corporation	4,700	240,875
Wells Fargo & Company	17,240	606,331

		1,143,756

Diversified Chemicals - 0.3%
Cabot Corporation	330	15,734
Dow Chemical Company	2,800	123,816
E.I. Du Pont de Nemours & Company	3,151	160,197

		299,747

Diversified Commercial & Professional Services - 0.0%
Advisory Board Company *	300	16,668
ChoicePoint, Inc. *	166	7,046
Corporate Executive Board Company	370	24,017
Navigant Consulting, Inc. *	300	5,568

		53,299

Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	2,069	171,355
Rio Tinto plc ADR	500	153,060

		324,415

Drug Retail - 0.4%
CVS Caremark Corporation	10,268	374,269
Rite Aid Corporation *	2,700	17,226
Walgreen Company	2,500	108,850

		500,345

Education Services - 0.0%
Corinthian Colleges, Inc. *	600	9,774

Electric Utilities - 1.0%
Duke Energy Corporation	4,300	78,690
Edison International	2,600	145,912
El Paso Electric Company *	300	7,368
Entergy Corporation	1,900	203,965
Exelon Corporation	4,660	338,316
Great Plains Energy, Inc.	800	23,296
PPL Corporation	3,700	173,123
Reliant Energy, Inc. *	5,500	148,225

		1,118,895

Electrical Components & Equipment - 0.0%
Belden CDT, Inc.	380	21,033

Electronic Equipment Manufacturers - 0.1%
AVX Corporation	800	13,392
Color Kinetics, Inc. *	700	23,387
Flir Systems, Inc. *	600	27,750

		64,529

Electronic Manufacturing Services - 0.0%
Cyberoptics Corporation *	700	9,422
Plexus Corporation *	500	11,495
TTM Technologies, Inc. *	1,200	15,600

		36,517

Environmental & Facilities Services - 0.2%
Allied Waste Industries, Inc. *	8,400	113,064
Republic Services, Inc.	2,600	79,664
Waste Connections, Inc. *	300	9,072

		201,800

Fertilizers & Agricultural Chemicals - 0.1%
Monsanto Company	2,000	135,080
Mosaic Company *	700	27,314

		162,394

Food Distributors - 0.1%
Performance Food Group Company *	300	9,747
SYSCO Corporation	3,900	128,661
United Natural Foods, Inc. *	400	10,632

		149,040

Food Retail - 0.1%
Kroger Company	2,100	59,073
Whole Foods Market, Inc.	300	11,490

		70,563

Footwear - 0.0%
Nike, Inc. (CI.B)	880	51,295

Forest Products - 0.1%
Weyerhaeuser Company	1,000	78,930

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Gas Utilities - 0.1%
National Fuel Gas Company	800	$34,648
WGL Holdings, Inc.	600	19,584

		54,232

General Merchandise Stores - 0.3%
Dollar Tree Stores, Inc. *	200	8,710
Target Corporation	4,900	311,640

		320,350

Gold - 0.1%
Barrick Gold Corporation	3,300	95,931

Health Care Distributors - 0.2%
Cardinal Health, Inc.	3,400	240,176

Health Care Equipment - 0.9%
Aspect Medical Systems, Inc. *	500	7,480
Baxter International, Inc.	1,200	67,608
Becton Dickinson & Company	1,600	119,200
Boston Scientific Corporation *	5,100	78,234
Covidien, Ltd. *	1,000	43,100
CR Bard, Inc.	1,000	82,630
Cytyc Corporation *	700	30,177
Edwards Lifesciences Corporation *	260	12,828
Medtronic, Inc.	6,400	331,904
Respironics, Inc. *	140	5,963
St. Jude Medical, Inc. *	4,100	170,109
STERIS Corporation	700	21,420
Thoratec Corporation *	500	9,195
Zimmer Holdings, Inc. *	200	16,978

		996,826

Health Care Facilities - 0.1%
Community Health Systems, Inc. *	400	16,180
LifePoint Hospitals, Inc. *	200	7,736
Manor Care, Inc.	900	58,761
Symbion, Inc. *	500	10,855
Triad Hospitals, Inc. *	110	5,914

		99,446

Health Care Services - 0.2%
DaVita, Inc. *	280	15,086
Express Scripts, Inc. *	800	40,008
Laboratory Corporation of America Holdings *	1,700	133,042
Medco Health Solutions, Inc. *	900	70,191
Omnicare, Inc.	410	14,785

		273,112

Health Care Supplies - 0.1%
Alcon, Inc.	600	80,946
Dentsply International, Inc.	500	19,130
Merit Medical Systems, Inc. *	1,000	11,960

		112,036

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	700	21,686

Home Entertainment Software - 0.1%
Activision, Inc. *	933	17,419
Electronic Arts, Inc. *	1,100	52,052

		69,471

Home Furnishings - 0.0%
Mohawk Industries, Inc. *	160	16,126

Home Improvement Retail - 0.6%
Home Depot, Inc.	9,850	387,597
Lowe’s Companies, Inc.	7,400	227,106
Sherwin-Williams Company	500	33,235

		647,938

Homebuilding - 0.2%
DR Horton, Inc.	3,100	61,783
Lennar Corporation	2,400	87,744
Meritage Homes Corporation *	150	4,012
Toll Brothers, Inc. *	500	12,490

		166,029

Homefurnishing Retail - 0.3%
Bed Bath & Beyond, Inc. *	8,200	295,118
Cost Plus, Inc. *	800	6,784
Williams-Sonoma, Inc.	300	9,474

		311,376

Hotels, Resorts & Cruise Lines - 0.3%
Carnival Corporation	1,100	53,647
Hilton Hotels Corporation	1,100	36,817
Marriott International, Inc.	4,600	198,904
Starwood Hotels & Resorts Worldwide, Inc.	300	20,121

		309,489

Household Products - 1.2%
Clorox Company	2,300	142,830
Colgate-Palmolive Company	1,900	123,215
Kimberly-Clark Corporation	1,600	107,024
Procter & Gamble Company	15,715	961,601

		1,334,670

Housewares & Specialties - 0.1%
Fortune Brands, Inc.	800	65,896

Human Resource & Employment Services - 0.2%
Manpower, Inc.	200	18,448
Monster Worldwide, Inc. *	3,700	152,070
Robert Half International, Inc.	1,200	43,800
Taleo Corporation *	900	20,277

		234,595

Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corporation	2,200	128,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Hypermarkets & Super Centers (continued)
Wal-Mart Stores, Inc.	10,700	$514,777

		643,521

Independent Power Producers & Energy Traders - 0.5%
AES Corporation *	10,000	218,800
Constellation Energy Group, Inc.	1,200	104,604
Dynegy, Inc. *	14,914	140,788
Mirant Corporation *	620	26,443
NRG Energy, Inc. *	1,700	70,669

		561,304

Industrial Conglomerates - 2.1%
3M Company	4,000	347,160
General Electric Company	34,800	1,332,144
McDermott International, Inc. *	1,400	116,368
Tyco International, Ltd.	15,900	537,261

		2,332,933

Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,600	128,592
Praxair, Inc.	1,700	122,383

		250,975

Industrial Machinery - 1.0%
Actuant Corporation	590	37,205
Briggs & Stratton Corporation	300	9,468
Danaher Corporation	5,800	437,900
Dover Corporation	2,400	122,760
Harsco Corporation	560	29,120
Illinois Tool Works, Inc.	4,200	227,598
Ingersoll-Rand Company, Ltd.	3,900	213,798
Nordson Corporation	200	10,032

		1,087,881

Industrial REIT’s - 0.1%
AMB Property Corporation	200	10,644
EastGroup Properties, Inc.	300	13,146
First Potomac Realty Trust	700	16,303
Prologis	1,700	96,730

		136,823

Insurance Brokers - 0.3%
AON Corporation	4,700	200,267
Arthur J Gallagher & Company	400	11,152
Marsh & McLennan Companies, Inc.	1,300	40,144
Willis Group Holdings, Ltd.	1,100	48,466

		300,029

Integrated Oil & Gas - 3.3%
BP plc ADR	2,200	158,708
Chevron Corporation	8,650	728,676
ConocoPhillips	4,500	353,250
Exxon Mobil Corporation	20,380	1,709,474
Murphy Oil Corporation	2,900	172,376
Occidental Petroleum Corporation	2,600	150,488
Petroleo Brasileiro S.A. ADR	300	32,004
Royal Dutch Shell plc (CI.B) ADR	2,400	200,040
Total S.A. ADR	2,800	226,744

		3,731,760

Integrated Telecommunication Services - 1.1%
AT&T, Inc.	29,992	1,244,668

Internet Retail - 0.3%
Amazon.com, Inc. *	4,100	280,481
Drugstore.com *	4,000	10,760
Expedia, Inc. *	650	19,038

		310,279

Internet Software & Services - 0.8%
Cybersource Corporation *	1,700	20,502
eBay, Inc. *	4,800	154,464
Google, Inc. *	1,110	580,952
Websense, Inc. *	800	17,000
Yahoo!, Inc. *	3,800	103,094

		876,012

Investment Banking & Brokerage - 1.3%
Bear Stearns Companies, Inc.	900	126,000
Charles Schwab Corporation	3,800	77,976
Goldman Sachs Group, Inc.	1,600	346,800
Lehman Brothers Holdings, Inc.	1,800	134,136
Merrill Lynch & Company, Inc.	3,200	267,456
Morgan Stanley	5,000	419,400
Stifel Financial Corporation *	330	19,434
TD Ameritrade Holding Corporation *	1,000	20,000
TradeStation Group, Inc. *	1,100	12,815

		1,424,017

IT Consulting & Other Services - 0.2%
Accenture, Ltd.	4,300	184,427
CACI International, Inc. *	100	4,885
Inforte Corporation *	1,500	6,255
SRA International, Inc. *	400	10,104

		205,671

Leisure Products - 0.1%
Brunswick Corporation	800	26,104
Mattel, Inc.	1,400	35,406
Pool Corporation	512	19,983

		81,493

Life & Health Insurance - 0.6%
MetLife, Inc.	6,500	419,120
Protective Life Corporation	400	19,124
Prudential Financial, Inc.	2,700	262,521
StanCorp Financial Group, Inc.	400	20,992

		721,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. *	260	$13,421
Invitrogen Corporation *	246	18,142
Techne Corporation *	170	9,726
Thermo Fisher Scientific, Inc. *	2,300	118,956

		160,245

Managed Health Care - 0.7%
Aetna, Inc.	4,300	212,420
Humana, Inc. *	1,100	67,001
UnitedHealth Group, Inc.	3,600	184,104
WellPoint, Inc. *	4,000	319,320

		782,845

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	1,500	89,415

Movies & Entertainment - 0.6%
DreamWorks Animation SKG, Inc.*	400	11,536
Marvel Entertainment, Inc. *	500	12,740
News Corporation	7,200	152,712
Time Warner, Inc.	6,600	138,864
Viacom, Inc. (CI.B) *	1,100	45,793
Walt Disney Company	7,500	256,050

		617,695

Multi-Line Insurance - 1.3%
American International Group, Inc.	13,375	936,651
Assurant, Inc.	400	23,568
Genworth Financial, Inc.	5,700	196,080
Hartford Financial Services Group, Inc.	1,700	167,467
Loews Corporation	1,900	96,862

		1,420,628

Multi-Utilities - 0.4%
Alliant Energy Corporation	700	27,195
Ameren Corporation	1,100	53,911
Energy East Corporation	800	20,872
OGE Energy Corporation	900	32,985
Public Service Enterprise Group, Inc.	1,900	166,782
TECO Energy, Inc.	5,400	92,772

		394,517

Office REIT’s - 0.2%
Boston Properties, Inc.	1,200	122,556
Corporate Office Properties Trust SBI MD	150	6,152
Duke Realty Corporation	500	17,835
SL Green Realty Corporation	351	43,485

		190,028

Office Services & Supplies - 0.1%
Avery Dennison Corporation	1,100	73,128
Herman Miller, Inc.	500	15,800

		88,928

Oil & Gas Drilling - 0.3%
GlobalSantaFe Corporation	330	23,842
Grey Wolf, Inc. *	1,500	12,360
Helmerich & Payne, Inc.	700	24,794
Nabors Industries, Ltd. *	1,300	43,394
Patterson-UTI Energy, Inc.	600	15,726
Transocean, Inc. *	2,409	255,306

		375,422

Oil & Gas Equipment & Services - 1.2%
Baker Hughes, Inc.	3,200	269,216
BJ Services Company	3,200	91,008
Cameron International Corporation *	370	26,444
FMC Technologies, Inc. *	1,571	124,455
Grant Prideco, Inc. *	2,900	156,107
Schlumberger, Ltd.	7,800	662,532
Smith International, Inc.	100	5,864

		1,335,626

Oil & Gas Exploration & Production - 0.4%
Anadarko Petroleum Corporation	1,126	58,541
Comstock Resources, Inc. *	800	23,976
Devon Energy Corporation	1,000	78,290
EOG Resources, Inc.	1,400	102,284
Forest Oil Corporation *	400	16,904
Newfield Exploration Company *	520	23,686
Pioneer Natural Resources Company	600	29,226
Southwestern Energy Company *	460	20,470
Ultra Petroleum Corporation *	600	33,144
XTO Energy, Inc.	1,800	108,180

		494,701

Oil & Gas Refining & Marketing - 0.4%
Sunoco, Inc.	3,300	262,944
Tesoro Corporation	360	20,574
Valero Energy Corporation	1,600	118,176

		401,694

Oil & Gas Storage & Transportation - 0.4%
General Maritime Corporation	500	13,390
Spectra Energy Corporation	4,900	127,204
Williams Companies, Inc.	9,000	284,580

		425,174

Other Diversified Financial Services - 2.2%
Bank of America Corporation	12,576	614,841
Citigroup, Inc.	26,173	1,342,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Other Diversified Financial Services (continued)
JPMorgan Chase & Company	9,936	$481,399

		2,438,653

Packaged Foods & Meats - 0.4%
General Mills, Inc.	2,500	146,050
Kraft Foods, Inc.	8,125	286,406
Tootsie Roll Industries, Inc.	174	4,822

		437,278

Paper Packaging - 0.0%
Smurfit-Stone Container Corporation *	900	11,979

Paper Products - 0.2%
Bowater, Inc.	1,200	29,940
International Paper Company	4,100	160,105

		190,045

Personal Products - 0.2%
Avon Products, Inc.	4,600	169,050

Pharmaceuticals - 3.2%
Abbott Laboratories	4,400	235,620
Allergan, Inc.	2,700	155,628
Barr Pharmaceuticals, Inc. *	2,000	100,460
Bristol-Myers Squibb Company	9,800	309,288
Eli Lilly & Company	4,440	248,107
GlaxoSmithKline plc ADR	2,100	109,977
Johnson & Johnson	13,258	816,958
Medicis Pharmaceutical Corporation	200	6,108
Merck & Company, Inc.	10,700	532,860
Noven Pharmaceuticals, Inc. *	600	14,070
Pfizer, Inc.	15,473	395,645
Schering-Plough Corporation	8,600	261,784
Sepracor, Inc. *	630	25,842
Wyeth	6,600	378,444

		3,590,791

Photographic Products - 0.1%
Eastman Kodak Company	2,400	66,792

Property & Casualty Insurance - 0.4%
AMBAC Financial Group, Inc.	900	78,471
Axis Capital Holdings, Ltd.	1,000	40,650
Infinity Property & Casualty Corporation	310	15,726
Markel Corporation *	60	29,074
Mercury General Corporation	160	8,817
Ohio Casualty Corporation	200	8,662
ProAssurance Corporation *	100	5,567
Progressive Corporation	4,700	112,471
Selective Insurance Group	200	5,376
Travelers Companies, Inc.	1,814	97,049
XL Capital, Ltd.	400	33,716

		435,579

Publishing - 0.2%
Getty Images, Inc. *	300	14,343
McGraw-Hill Companies, Inc.	1,300	88,504
Meredith Corporation	600	36,960
Scholastic Corporation *	300	10,782
Tribune Company	634	18,640

		169,229

Railroads - 0.3%
Canadian National Railway Company	2,300	117,139
Norfolk Southern Corporation	4,000	210,280
Union Pacific Corporation	200	23,030

		350,449

Regional Banks - 0.9%
City National Corporation	100	7,609
Commerce Bancshares, Inc.	440	19,932
East West Bancorp, Inc.	500	19,440
First Horizon National Corporation	4,300	167,700
Marshall & llsley Corporation	1,000	47,630
PNC Financial Services Group, Inc.	1,651	118,179
Popular, Inc.	1,000	16,070
SunTrust Banks, Inc.	4,300	368,682
Synovus Financial Corporation	5,000	153,500
TCF Financial Corporation	200	5,560
UCBH Holdings, Inc.	1,100	20,097
Westamerica Bancorporation	100	4,424
Wilmington Trust Corporation	500	20,755

		969,578

Residential RET’s - 0.2%
Camden Property Trust	400	26,788
Equity Residential	4,200	191,646

		218,434

Restaurants - 0.1%
California Pizza Kitchen, Inc. *	750	16,110
Cheesecake Factory *	100	2,452
PF Chang’s China Bistro, Inc. *	150	5,280
Sonic Corporation *	600	13,272
Starbucks Corporation *	2,400	62,976

		100,090

Retail REIT’s - 0.2%
Kite Realty Group Trust	900	17,118
Pennsylvania Real Estate Investment Trust	130	5,763
Regency Centers Corporation	500	35,250
Simon Property Group, Inc.	2,000	186,080
Weingarten Realty Investors	700	28,770

		272,981

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc. *	500	$11,330
Applied Materials, Inc.	9,400	186,778
ASML Holding N.V.*	3,400	93,330
ATMI, Inc. *	400	12,000
Cymer, Inc. *	200	8,040
Entegris, Inc. *	1,312	15,587
Tessera Technologies, Inc. *	400	16,220
Varian Semiconductor Equipment Associates, Inc. *	450	18,027

		361,312

Semiconductors - 1.2%
Advanced Micro Devices, Inc. *	9,100	130,130
Analog Devices, Inc.	3,900	146,796
Broadcom Corporation *	7,800	228,150
Intel Corporation	17,200	408,672
Intersil Corporation	900	28,314
Marvell Technology Group, Ltd. *	15,100	274,971
Microchip Technology, Inc.	400	14,816
Omnivision Technologies, Inc. *	700	12,677
Semtech Corporation *	800	13,864
Xilinx, Inc.	2,800	74,956
Zoran Corporation *	889	17,816

		1,351,162

Son Drinks - 0.8%
Coca-Cola Company	7,600	397,556
Coca-Cola Enterprises, Inc.	1,300	31,200
PepsiCo, Inc.	7,700	499,345

		928,101

Specialized Consumer Services - 0.1%
H&R Block, Inc.	5,200	121,524
Jackson Hewitt Tax Service, Inc.	500	14,055

		135,579

Specialized Finance - 0.4%
Cbot Holdings, Inc. *	130	26,858
Chicago Mercantile Exchange Holdings, Inc.	350	187,026
Interactive Brokers Group, Inc. *	2,800	75,964
IntercontinentalExchange, Inc. *	650	96,103
Moody’s Corporation	1,400	87,080
NYSE Euronext	250	18,405

		491,436

Specialized REIT’s - 0.1%
Host Hotels & Resorts, Inc.	900	20,808
LaSalle Hotel Properties	1,000	43,420
Potlatch Corporation	455	19,588

		83,816

Specially Chemicals - 0.1%
Arch Chemicals, Inc.	600	21,084
Ecolab, Inc.	1,600	68,320
Sigma-Aldrich Corporation	600	25,602
Symyx Technologies *	600	6,906
Valspar Corporation	200	5,682

		127,594

Specially Stores - 0.1%
AC Moore Arts & Crafts, Inc. *	700	13,727
Dick’s Sporting Goods, Inc. *	130	7,562
Hibbett Sports, Inc. *	700	19,166
Office Depot, Inc. *	2,300	69,690
PetSmart, Inc.	400	12,980

		123,125

Steel - 0.1%
Allegheny Technologies, Inc.	700	73,416
Nucor Corporation	840	49,266
Steel Dynamics, Inc.	800	33,528

		156,210

Systems Software - 1.5%
McAfee, Inc. *	3,500	123,200
Microsoft Corporation	41,100	1,211,217
Oracle Corporation *	8,800	173,448
Red Hat, Inc. *	9,900	220,572

		1,728,437

Technology Distributors - 0.0%
CDW Corporation	200	16,994
Insight Enterprises, Inc. *	600	13,542
Tech Data Corporation *	300	11,538

		42,074

Thrifts & Mortgage Finance - 0.5%
BankAtlantic Bancorp, Inc.	1,400	12,054
Countrywide Financial Corporation	7,200	261,720
Federal Home Loan Mortgage Corporation	1,400	84,980
IndyMac Bancorp, Inc.	400	11,668
PMI Group, Inc.	340	15,188
Radian Group, Inc.	200	10,800
Sovereign Bancorp, Inc.	2,200	46,508
Triad Guaranty, Inc. *	300	11,979
Washington Mutual, Inc.	1,700	72,488

		527,385

Tobacco - 0.4%
Altria Group, Inc.	7,030	493,084

Trading Companies & Distributors - 0.0%
Fastenal Company	1,000	41,860

Trucking - 0.0%
Dollar Thrifty Automotive Group *	600	24,504
Old Dominion Freight Line, Inc. *	750	22,613

		47,117

Wireless Telecommunication Services - 1.1%
America Movil S.A. de CV ADR	1,100	68,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
American Tower Corporation *	7,330	$307,860
Crown Castle International Corporation *	7,000	253,890
Leap Wireless International, Inc. *	100	8,450
MetroPCS Communications, Inc. *	4,700	155,288
NIl Holdings, Inc. *	400	32,296
NTELOS Holdings Corporation	800	22,112
Rogers Communications, Inc. (CI.B)	4,600	195,454
Vodafone Group plc ADR	4,600	154,698
Wireless Facilities, Inc. *	3,400	5,712

		1,203,883

TOTAL COMMON STOCK (Cost $51,226,010)		$60,917,740

FOREIGN STOCK - 9.2%
Australia - 0.8%
Australia & New Zealand Banking Group, Ltd. (4)	4,853	119,288
Babcock & Brown, Ltd. (4)	2,807	76,153
Boart Longyear Group *	13,693	25,908
Boral, Ltd. (4)	4,514	33,534
Centro Shopping America Trust (4)	33,173	33,855
CSL, Ltd. (4)	1,215	90,512
Goodman Fielder, Ltd. (4)	11,700	24,097
Harvey Norman Holdings, Ltd. (4)	10,500	47,002
Lion Nathan, Ltd. (4)	3,400	26,705
Macquarie Bank, Ltd. (4)	1,083	77,847
Mirvac Group (4)	5,736	27,689
Pacific Brands, Ltd. (4)	9,100	26,594
QBE Insurance Group, Ltd. (4)	2,556	67,493
Rio Tinto, Ltd. (4)	1,815	151,521
Suncorp-Metway, Ltd. (4)	4,166	71,208
Telstra Corporation, Ltd. (4)	10,009	38,972

		938,378

Belgium - 0.1%
Fortis (4)	1,266	53,716
KBC Groep N.V. (4)(5)	407	54,858

		108,574

Bermuda - 0.0%
Esprit Holdings, Ltd. (4)	3,000	38,115

China - 0.0%
China Petroleum & Chemical Corporation (4)	46,000	51,319

Denmark - 0.1%
Danske Bank A/S (4)	1,900	77,695

Finland - 0.4%
Cargotec Corporation (CI.B) (4)	1,223	75,221
Kesko Oyj (4)	2,079	137,948
Nokia Oyj (4)	5,382	151,175
Sanoma-WSOY Oyj (4)	1,307	41,306

		405,650

France - 1.1%
Accor S.A. (4)	847	74,886
AXA S.A. (4)	3,951	169,859
BNP Paribas (4)	1,043	123,908
Bouygues (4)	1,183	99,131
L’Oreal S.A. (4)	542	64,074
Neopost S.A. (4)	237	34,682
Pernod-Ricard S.A. (4)	553	122,112
Publicis Groupe	1,217	53,787
Sanofi-Aventis (4)	1,620	130,893
Societe Generale (4)	539	99,879
Technip S.A. (4)	663	54,806
Total S.A. (4)	2,077	168,422

		1,196,439

Germany - 0.8%
Adidas AG (4)	874	55,248
Allianz AG (4)	303	71,074
BASF AG (4)	634	83,284
Bayerische Motoren Werke (BMW) AG * (4)	1,759	114,053
Celesio AG * (4)	798	51,863
Deutsche Euroshop AG (4)	510	36,243
EON AG (4)	1,439	241,653
Fresenius AG (4)	762	58,043
Hypo Real Estate Holding AG (4)	808	52,392
ThyssenKrupp AG (4)	1,088	64,811
Wacker Chemie AG (4)	130	30,622

		859,286

Hong Kong - 0.1%
China Overseas Land & Investment, Ltd. (4)	38,000	59,251
Hong Kong & China Gas (4)	26,000	54,787
Hutchison Whampoa, Ltd. (4)	3,700	36,729
Television Broadcasts, Ltd. (4)	4,000	28,144

		178,911

Ireland - 0.2%
Allied Irish Banks plc (4)	2,306	63,001
Bank of Ireland (4)	2,310	46,670
DCC plc (4)	2,855	96,346

		206,017

Italy - 0.5%
AEM SpA (4)	10,414	38,228
Banco Popolare di Verona e Novara SCRL (4)	2,766	79,540
ENI SpA (4)	2,591	93,956
Finmeccanica SpA (4)	1,545	47,475
Intesa Sanpaolo SpA (4)	13,200	98,429
Milano Assicurazioni SPA (4)	3,972	32,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
FOREIGN STOCK (continued)
Italy (continued)
Piaggio & C SpA (4)	6,478	$32,195
Saipem SpA (4)	2,348	80,126
Unipol SpA (4)	11,400	41,039

		543,945

Japan - 1.9%
Aisin Seiki Company, Ltd. (4)	1,000	36,684
All Nippon Airways Company, Ltd. (4)	7,000	26,627
Alpine Electronics, Inc. (4)	1,000	15,333
Aoyama Trading Company, Ltd. (4)	400	12,302
Asahi Kasei Corporation (4)	4,000	26,275
Atrium Company, Ltd. (4)	1,100	29,824
Bank of Yokohama, Ltd. (4)	7,000	49,018
Canon, Inc. (4)	1,800	105,540
Eisai Company, Ltd. (4)	800	34,928
Fanuc, Ltd. (4)	600	61,918
Goldcrest Company, Ltd. (4)	530	27,140
Hamamatsu Photonics KK (4)	1,700	53,356
Honda Motor Company, Ltd. (4)	1,700	61,721
Hoya Corporation (4)	600	19,901
JS Group Corporation (4)	1,100	22,298
KDDI Corporation (4)	10	74,068
Kirin Holdings Company, Ltd. (4)	2,000	29,912
Kobayashi Pharmaceutical Company, Ltd. (4)	500	16,674
Koito Manufacturing Company, Ltd. (4)	2,000	24,238
Mitsubishi Electric Corporation (4)	5,000	46,310
Mitsubishi Gas Chemical Company, Inc. (4)	5,000	45,637
Mitsubishi UFJ Financial Group, Inc. (4)	5	55,095
Mitsui & Company, Ltd. (4)	4,000	79,815
Nichias Corporation (4)	3,000	31,838
Nikon Corporation (4)	3,000	83,534
Nippon Mining Holdings, Inc. (4)	3,000	28,696
Nippon Steel Corporation (4)	11,000	77,367
Nippon Yusen KK (4)	4,000	36,680
NS Solutions Corporation (4)	800	23,176
NSK, Ltd. (4)	4,000	41,347
Resona Holdings, Inc. (4)	15	35,826
Seven & I Holdings Company, Ltd. (4)	1,400	40,013
Sony Corporation (4)	1,700	87,250
Star Micronics Company, Ltd. (4)	1,700	45,357
Sumitomo Corporation (4)	2,800	51,040
Sumitomo Trust & Banking Company, Ltd. (4)	14,000	133,322
T&D Holdings, Inc. (4)	750	50,642
Takeda Pharmaceutical Company, Ltd. (4)	800	51,673
Terumo Corporation (4)	800	30,905
Tokyo Electric Power Company, Inc. (4)	1,900	61,107
Tokyo Electron, Ltd. (4)	700	51,490
Tosoh Corporation (4)	5,000	27,730
Toyota Motor Corporation (4)	2,300	145,029
Wacom Company, Ltd. (4)	9	19,992
Yusen Air & Sea Service Company, Ltd. (4)	1,000	21,408

		2,130,036

Mexico - 0.0%
Cemex S.A. de CV *	6,196	22,762
Grupo Financiero Banorte S.A. de CV	9,216	42,208

		64,970

Netherlands - 0.2%
ASML Holding N.V.* (4)	3,017	82,905
Ordina N.V. (4)	1,835	38,099
TomTom N.V. * (4)	668	34,070
Univar N.V. (4)	633	33,341

		188,415

Norway - 0.2%
Orkla ASA (4)	4,700	88,617
Telenor ASA (4)	3,700	72,323
TGS Nopec Geophysical Company ASA * (4)	2,150	43,990

		204,930

Singapore - 0.2%
DBS Group Holdings, Ltd. (4)	6,000	89,383
Jardine Cycle & Carriage, Ltd. * (4)	2,000	20,548
SembCorp Industries, Ltd. (4)	19,900	74,162
StarHub, Ltd. (4)	19,250	38,525
Venture Corporation, Ltd. (4)	2,000	20,499

		243,117

Spain - 0.4%
Acciona S.A. (4)	559	152,095
Banco Santander Central Hispano S.A. (4)	3,513	64,585
Promotora de Informaciones S.A. (4)	2,307	50,622
Telefonica S.A. (4)	6,738	149,968

		417,270

Sweden - 0.5%
Autoliv, Inc. (4)	850	48,349
Elekta AB (4)	2,400	41,524
Nordea Bank AB (4)	5,327	83,202
SSAB Svenskt Stal AB (4)	5,359	218,994
Svenska Handelsbanken AB (4)	2,239	62,610
Swedbank AB (4)	1,400	50,576

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
FOREIGN STOCK (continued)
Sweden (continued)
Volvo AB (4)	3,200	$63,624

		568,879

Switzerland - 0.5%
Holcim, Ltd. (4)	534	57,671
Nestle S.A. (4)	354	134,511
Novartis AG (4)	2,969	166,681
Panalpina Welttransport Holding AG (4)	309	65,189
Swiss Life Holding (4)	284	74,876
UBS AG (4)	1,846	110,399

		609,327

Taiwan, Province of China - 0.0%
Acer, Inc. (4)	10,000	20,367

United Kingdom - 1.2%
Aegis Group plc (4)	16,187	44,357
Arriva plc (4)	1,791	24,576
Associated British Foods plc (4)	3,700	65,624
Aviva plc (4)	5,296	78,554
Barclays plc (4)	9,982	138,959
BBA Aviation plc (4)	4,400	23,880
Bradford & Bingley plc (4)	4,459	35,153
British Airways plc * (4)	3,183	26,603
Close Brothers Group plc (4)	1,492	25,641
DSG International plc (4)	7,956	25,230
GKN plc (4)	4,701	37,417
HBOS plc (4)	3,168	62,272
Informa plc (4)	2,488	27,696
LogicaCMG plc (4)	3,844	11,647
Persimmon plc (4)	1,453	33,624
Rolls-Royce Group plc (4)	4,852	52,285
Royal Bank of Scotland Group plc (4)	17,299	219,035
Standard Chartered plc (4)	2,066	67,378
Tesco plc (4)	13,152	110,023
Tomkins plc (4)	5,577	28,993
Unilever plc (4)	1,383	44,623
United Utilities plc (4)	6,006	85,248
WPP Group plc (4)	1,918	28,663

		1,297,481

TOTAL FOREIGN STOCK (Cost $7,739,618)		$10,349,121

PREFERRED STOCK - 0.0%
Apparel, Accessories & Luxury Goods - 0.0%
Anvil Holdings, Inc. (CI.B) *	469	879

TOTAL PREFERRED STOCK (Cost $6,135)		$879

CORPORATE BOND - 10.1%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.75%, 2012 (2)(3)	$50,000	$49,250
United Technologies Corporation
5.40%, 2035	20,000	18,238

		67,488

Automotive - 0.3%
AutoNation, Inc.
7.356%, 2013 (6)	25,000	24,938
7.00%, 2014	25,000	24,688
DaimlerChrysler North America Holding Corporation
5.805%, 2009 (6)	30,000	30,156
Erac USA Finance Company
5.60%, 2015 (1)(2)(3)	40,000	38,393
Ford Motor Credit Company LLC
5.80%, 2009	65,000	63,625
Hertz Corporation
8.88%, 2014	100,000	104,250

		286,050

Banking - 1.0%
BAC CAP TRUST VI
5.63%, 2035	80,000	71,431
Bank of America Corporation
4.88%, 2012	55,000	53,149
5.75%, 2016	40,000	39,467
Bank One Corporation
5.25%, 2013	160,000	156,669
BB&T Capital Trust II
6.75%, 2036	60,000	61,837
Bear Stearns Companies, Inc.
5.50%, 2011	35,000	34,662
5.55%, 2017	20,000	18,900
Countrywide Financial Corporation
6.25%, 2016	18,000	17,678
Countrywide Home Loans, Inc.
4.125%, 2009	70,000	67,895
Credit Suisse Guernsey, Ltd.
5.86%, 2049 (6)	40,000	38,538
Credit Suisse USA, Inc.
5.50%, 2011	30,000	29,982
HSBC Finance Corporation
5.00%, 2015	50,000	46,832
JP Morgan Chase Capital XXII
6.45%, 2037	35,000	33,265
Merrill Lynch & Company, Inc.
6.22%, 2026	30,000	29,229
Mizuho Capital Investment 1, Ltd.
6.686%, 2049 (1)(2)(3)(6)	16,000	15,820
Morgan Stanley
6.25%, 2026	15,000	14,942

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Banking (continued)
Northern Trust Company
4.60%, 2013	$25,000	$23,923
Northern Trust Corporation
5.30%, 2011	30,000	29,875
PNC Funding Corporation
5.63%, 2017	35,000	34,287
Residential Capital LLC
6.13%, 2008	70,000	69,361
Svensk Exportkredit AB
5.13%, 2017	70,000	68,176
U.S. Bancorp
4.50%, 2010	45,000	43,831
Wachovia Corporation
5.50%, 2035	25,000	22,411
Wells Fargo & Company
4.88%, 2011	90,000	88,336

		1,110,496

Basic Industry - Other - 0.1%
Cooper US, Inc.
6.10%, 2017	35,000	35,441
Xstrata Finance Canada, Ltd.
5.50%, 2011 (1)(2)(3)	35,000	34,624

		70,065

Brokerage - 0.4%
Citigroup, Inc.
5.00%, 2014	60,000	57,076
Franklin Resources, Inc.
3.70%, 2008	15,000	14,808
Goldman Sachs Group, Inc.
6.35%, 2034	100,000	95,372
Jefferies Group, Inc.
5.875%, 2014	20,000	19,763
6.25%, 2036	35,000	32,796
Legg Mason, Inc.
6.75%, 2008	20,000	20,198
Lehman Brothers Holdings, Inc.
5.75%, 2017	50,000	48,575
Merrill Lynch & Company, Inc.
6.05%, 2016	100,000	98,913
Willis North America, Inc.
6.20%, 2017	25,000	24,480

		411,981

Building Materials - 0.2%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013	40,000	38,197
Centex Corporation
5.45%, 2012	40,000	38,166
CRH America, Inc.
6.00%, 2016	50,000	49,437
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017	100,000	106,750
Lafarge S.A.
6.15%, 2011	20,000	20,334

		252,884

Capital Goods - Other - 0.1%
Freescale Semiconductor, Inc.
8.88%, 2014 (2)(3)	100,000	95,500

Chemicals - 0.3%
Dow Chemical Company
6.13%, 2011	30,000	30,417
El Du Pont de Nemours & Company
5.60%, 2036	50,000	45,337
Hercules, Inc.
6.75%, 2029	50,000	48,500
Huntsman International LLC
7.875%, 2014	25,000	26,781
Lyondell Chemical Company
8.25%, 2016	100,000	104,500
Praxair, Inc.
5.20%, 2017	35,000	33,632

		289,167

Communications - Other - 0.2%
AT&T, Inc.
5.63%, 2016	90,000	87,960
CanWest MediaWorks, Inc.
8.00%, 2012	34,875	34,613
Dun & Bradstreet Corporation
5.50%, 2011	25,000	24,885
Lamar Media Corporation
6.63%, 2015	100,000	94,750

		242,208

Construction Machinery - 0.0%
Owens Corning, Inc.
6.50%, 2016	25,000	24,629

Consumer Cyclical - Other - 0.1%
Procter & Gamble Company
4.95%, 2014	65,000	62,625

Consumer Noncyclical - Other - 0.0%
Bunge North America Finance, LP
5.90%, 2017	55,000	53,290

Consumer Products - 0.1%
Fortune Brands, Inc.
5.13%, 2011	30,000	29,274
Sealy Mattress Company
8.25%, 2014	25,000	25,625
Visant Corporation
7.63%, 2012	25,000	24,875

		79,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Distributors - 0.1%
Atmos Energy Corporation
4.00%, 2009	$45,000	$43,487
Roseton
7.27%, 2010	25,000	25,281
Southern California Gas Company
5.75%, 2035	45,000	42,750
Williams Companies, Inc.
7.75%, 2031	25,000	26,469

		137,987

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037	40,000	38,503
Hawk Corporation
8.75%, 2014 (1)	25,000	25,750

		64,253

Electric - 0.7%
AES Corporation
9.00%, 2015 (2)(3)	25,000	26,469
Alabama Power Company
5.55%, 2009 (6)	20,000	20,061
AmerenUE
5.40%, 2016	50,000	47,640
Appalachian Power Company
6.38%, 2036	25,000	24,971
Baltimore Gas & Electric Company
5.90%, 2016 (1)(2)(3)	50,000	49,348
Black Hills Corporation
6.50%, 2013	30,000	29,901
CE Electric UK Funding Company
7.00%, 2007 (1)(2)(3)	35,000	35,240
Centerpoint Energy, Inc.
7.25%, 2010	25,000	26,107
Duke Energy Carolinas LLC
6.10%, 2037	35,000	34,604
El Paso Electric Company
6.00%, 2035	45,000	42,210
Exelon Generation Company LLC
5.35%, 2014	25,000	23,957
Florida Power & Light Company
6.20%, 2036	20,000	20,233
Midamerican Energy Holdings Company
6.13%, 2036	35,000	33,814
Monongahela Power Company
5.70%, 2017 (1)(2)(3)	40,000	39,167
Pacific Gas & Electric Company
4.80%, 2014	30,000	28,353
Progress Energy, Inc.
5.63%, 2016	30,000	29,384
Public Service Company of New Mexico
4.40%, 2008	40,000	39,373
Public Service Electric & Gas Company
5.70%, 2036	50,000	46,935
Sierra Pacific Resources
7.80%, 2012 (1)	25,000	26,288
Southern California Edison Company
4.65%, 2015	30,000	27,826
Tampa Electric Company
6.15%, 2037	40,000	38,760
Virginia Electric and Power Company
4.50%, 2010	35,000	33,868
Westar Energy, Inc.
5.10%, 2020	25,000	22,494
Western Power Distribution Holdings, Ltd.
6.88%, 2007 (1)(2)(3)	25,000	25,093

		772,096

Energy - Other - 0.0%
Dresser-Rand Group, Inc.
7.375%, 2014 (7)	22,000	22,083

Entertainment - 0.1%
AMF Bowling Worldwide, Inc.
10.00%, 2010	25,000	26,250
International Speedway Corporation
4.20%, 2009	20,000	19,504
K2, Inc.
7.38%, 2014	25,000	26,312

		72,066

Environmental - 0.0%
Casella Waste Systems, Inc.
9.75%, 2013	25,000	25,938

Financial - Other - 0.2%
AvalonBay Communities, Inc.
6.13%, 2012	30,000	30,632
Boeing Capital Corporation, Ltd.
6.10%, 2011	50,000	51,086
EnCana Holdings Finance Corporation
5.80%, 2014	45,000	44,783
Kinder Morgan Finance Company ULC
5.70%, 2016	45,000	41,475
Orion Power Holdings, Inc.
12.00%, 2010	25,000	28,250
Sovereign Capital Trust VI
7.91%, 2036	35,000	37,400

		233,626

Financial Companies - Noncaptive Consumer - 0.1%
American Express Company
5.25%, 2011	40,000	39,572
American General Finance Corporation
5.40%, 2015	50,000	48,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Financial Companies - Noncaptive Consumer (continued)
Residential Capital LLC
6.50%, 2012	$30,000	$29,274
SLM Corporation
3.90%, 2009 (6)	35,000	32,775

		149,807

Financial Companies - Noncaptive Diversified - 0.4%
CIT Group, Inc.
6.00%, 2036	30,000	27,845
FIA Card Services North America
4.63%, 2009	45,000	44,325
General Electric Capital Corporation
5.88%, 2012	70,000	70,819
6.00%, 2012	140,000	142,497
5.38%, 2016	60,000	58,031
International Lease Finance Corporation
5.45%, 2011	50,000	49,774

		393,291

Food & Beverage - 0.1%
B&G Foods, Inc.
8.00%, 2011	25,000	25,000
McCormick & Company, Inc.
5.20%, 2015	40,000	38,195
Pantry, Inc.
7.75%, 2014	25,000	24,375
SABMiller plc
6.20%, 2011 (1)(2)(3)	50,000	50,845
WM Wrigley Jr Company
4.65%, 2015	15,000	13,923

		152,338

Gaming - 0.0%
Harrah’s Operating Company, Inc.
5.50%, 2010	45,000	43,594

Health Care - 0.4%
Cardinal Health, Inc.	30,000	30,018
5.619%, 2009 (1)(2)(3)(6)
Eli Lilly & Company	35,000	32,249
5.55%, 2037
Genentech, Inc.	35,000	32,710
4.75%, 2015
Genesis Healthcare Corporation	25,000	26,685
8.00%, 2013
Highmark, Inc.	30,000	31,075
6.80%, 2013 (1)(2)(3)
Kroger Company	45,000	47,452
8.05%, 2010
Medtronic, Inc.	55,000	51,203
4.75%, 2015
UnitedHealth Group, Inc.
5.375%, 2016	60,000	57,797
Vanguard Health Holding Company II LLC
9.00%, 2014	25,000	24,750
WellPoint, Inc.
5.00%, 2011	30,000	29,333
Wyeth
5.95%, 2037	35,000	33,449

		396,721

Home Construction - 0.2%
DR Horton, Inc.
6.50%, 2016	35,000	33,487
Lennar Corporation
5.60%, 2015	55,000	51,538
MDC Holdings, Inc.
5.50%, 2013	55,000	52,472
NVR, Inc.
5.00%, 2010	20,000	19,498
Pulte Homes, Inc.
5.20%, 2015	50,000	44,930

		201,925

Independent Energy - 0.1%
Devon Financing Corporation ULC
6.88%, 2011	30,000	31,318
Forest Oil Corporation
8.00%, 2011	25,000	25,750
NRG Energy, Inc.
7.25%, 2014	25,000	25,063
Pacific Gas & Electric Company
5.80%, 2037	35,000	32,647
Southern Company
5.30%, 2012	15,000	14,816

		129,594

Insurance - Life - 0.3%
Genworth Financial, Inc.
5.75%, 2014	40,000	39,825
6.15%, 2066 (6)	18,000	17,061
Hartford Financial Services Group, Inc.
5.38%, 2017	45,000	43,226
Lincoln National Corporation
6.05%, 2067 (6)	20,000	19,096
MetLife, Inc.
6.13%, 2011	50,000	51,061
6.40%, 2036	35,000	32,422
NLV Financial Corporation
7.50%, 2033 (1)(2)(3)	30,000	32,420
Principal Financial Group, Inc.
6.05%, 2036	30,000	29,078
Principal Life Global Funding I
5.13%, 2013 (1)(2)(3)	45,000	44,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Insurance - Life (continued)
Sun Life Financial Global Funding, LP
5.60%, 2013 (1)(2)(3)(6)	$45,000	$45,068
Torchmark Corporation
6.38%, 2016	30,000	30,748

		384,050

Insurance - Property & Casually - 0.1%
Ace INA Holdings, Inc.
5.88%, 2014	35,000	34,801
5.70%, 2017	30,000	29,181
Fund American Companies, Inc.
5.88%, 2013	45,000	44,251
Nationwide Mutual Insurance Company
6.60%, 2034 (1)(2)(3)	25,000	23,852
Travelers Companies, Inc.
6.25%, 2037 (6)	35,000	33,633

		165,718

Integrated Energy - 0.1%
ConocoPhillips
5.90%, 2032	40,000	38,921
Hess Corporation
7.88%, 2029	20,000	22,544
Jersey Central Power & Light Company
5.65%, 2017 (1)(2)(3)	45,000	43,687
Petro-Canada
5.95%, 2035	40,000	36,830

		141,982

Media - Cable - 0.4%
Charter Communications Operating LLC
8.00%, 2012 (2)(3)	25,000	25,312
Comcast Cable Communications Holdings, Inc.
8.38%, 2013	45,000	50,234
Comcast Corporation
5.88%, 2018	45,000	43,583
COX Communications, Inc.
7.13%, 2012	15,000	15,847
CSC Holdings, Inc.
7.25%, 2008	100,000	100,750
News America, Inc.
6.15%, 2037 (1)(2)	60,000	55,310
Rogers Cable, Inc.
5.50%, 2014	40,000	38,789
Time Warner Cable, Inc.
5.40%, 2012 (1)(2)	35,000	34,371
Time Warner Entertainment Company, LP
7.25%, 2008	40,000	40,729
Time Warner, Inc.
5.50%, 2011	30,000	29,667
Viacom, Inc.
6.25%, 2016	50,000	49,247

		483,839

Media - Non Cable - 0.3%
Affinity Group, Inc.
9.00%, 2012	25,000	26,625
CBS Corporation
5.625%, 2012	20,000	19,664
Dex Media East LLC
9.88%, 2009	25,000	25,906
12.13%, 2012	32,000	34,440
Idearc, Inc.
8.00%, 2016	100,000	101,000
News America, Inc.
6.40%, 2035	45,000	42,854
Time Warner Entertainment Company, LP
8.375%, 2023	65,000	75,435

		325,924

Metals & Mining - 0.2%
BHP Billiton Finance, Ltd.
5.40%, 2017	40,000	38,452
Placer Dome, Inc.
6.45%, 2035	35,000	34,579
Russel Metals, Inc.
6.38%, 2014	25,000	24,000
Sunoco, Inc.
5.75%, 2017	34,000	32,769
Vale Overseas, Ltd.
6.25%, 2017	55,000	54,550

		184,350

Natural Gas Pipelines - 0.1%
Boardwalk Pipelines LLC
5.50%, 2017	10,000	9,527
Enterprise Products Operating, LP
4.95%, 2010	35,000	34,369
Williams Companies, Inc.
8.75%, 2032 (7)	25,000	28,938

		72,834

Noncaptive - Consumer - 0.1%
Capital One Capital IV
6.75%, 2037	70,000	64,407
John Deere Capital Corporation
5.50%, 2017	50,000	48,724

		113,131

Oil Field Services - 0.5%
Apache Corporation
6.00%, 2037	29,000	27,653
Baker Hughes, Inc.
6.88%, 2029	55,000	59,173

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Oil Field Services (continued)
Chesapeake Energy Corporation
6.50%, 2017	$100,000	$94,750
Denbury Resources, Inc.
7.50%, 2015	50,000	49,875
Devon Financing Corporation ULC
7.88%, 2031	25,000	28,959
Diamond Offshore Drilling, Inc.
5.15%, 2014	25,000	23,845
El Paso Natural Gas Company
5.95%, 2017 (1)(2)(3)	13,000	12,592
Enbridge, Inc.
5.60%, 2017	35,000	33,663
Halliburton Company
5.50%, 2010	60,000	59,942
Pemex Project Funding Master Trust
6.66%, 2010 (1)(2)(3)(6)	45,000	46,170
5.75%, 2015	45,000	44,145
Southern Natural Gas Company
5.90%, 2017 (1)(2)	13,000	12,574
XTO Energy, Inc.
5.65%, 2016	25,000	24,277

		517,618

Packaging - 0.1%
BWAY Corporation
10.00%, 2010 (7)	25,000	26,031
Graphic Packaging International Corporation
8.50%, 2011	25,000	25,563
Owens Brockway Glass Container, Inc.
8.88%, 2009	25,000	25,438
8.75%, 2012	25,000	26,125
Owens-Illinois, Inc.
7.35%, 2008	25,000	25,062

		128,219

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014	25,000	23,750
Georgia-Pacific Corporation
7.13%, 2017 (2)(3)	100,000	96,000
Sealed Air Corporation
5.38%, 2008 (1)(2)(3)	40,000	39,782

		159,532

Pharmaceuticals - 0.1%
HCA, Inc.
8.75%, 2010	125,000	130,469
Teva Pharmaceutical Finance LLC
5.55%, 2016	20,000	19,163

		149,632

Pipelines - 0.0%
Panhandle Eastern Pipe Line
4.80%, 2008	20,000	19,820

Railroads - 0.1%
Burlington Northern Santa Fe Corporation
5.65%, 2017	32,000	31,173
6.15%, 2037	53,000	51,511
Norfolk Southern Corporation
6.00%, 2008	50,000	50,158

		132,842

Refining - 0.1%
Denbury Resources, Inc.
7.50%, 2013	25,000	25,000
Diamond Offshore Drilling, Inc.
4.88%, 2015	30,000	27,774
Valero Energy Corporation
6.125%, 2017	55,000	54,823

		107,597

REIT’s - 0.2%
Archstone-Smith Operating Trust
5.25%, 2015	40,000	38,669
ERP Operating, LP
5.25%, 2014	25,000	24,086
Federal Realty Invs Trust
6.00%, 2012	15,000	15,141
Hospitality Properties Trust
5.625%, 2017	25,000	23,857
Reckson Operating Partnership, LP
6.00%, 2016	30,000	28,606
Regency Centers, LP
5.875%, 2017	15,000	14,751
Simon Property Group, LP
5.75%, 2015	50,000	49,473

		194,583

Restaurants - 0.0%
Federated Retail Holdings, Inc.
5.35%, 2012	15,000	14,736
McDonald’s Corporation
5.30%, 2017	35,000	33,563

		48,299

Retailers - 0.2%
AmeriGas Partners, LP
7.13%, 2016	100,000	98,250
Costco Wholesale Corporation
5.30%, 2012	30,000	29,775
Home Depot, Inc.
5.40%, 2016	35,000	32,809
JC Penney Corporation, Inc.
9.00%, 2012	30,000	33,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Retailers (continued)
Wal-Mart Stores, Inc.
5.25%, 2035	$45,000	$39,337

		234,127

Sovereigns - 0.1%
Italy Government International Bond	85,000	83,744

5.25%, 2016
Technology - 0.3%
Cisco Systems, Inc.
5.25%, 2011	45,000	44,730
National Semiconductor Corporation
6.15%, 2012	20,000	20,228
Oracle Corporation and Ozark Holding, Inc.
5.00%, 2011	50,000	49,280
STATS ChipPAC, Ltd.
6.75%, 2011	25,000	25,188
Sungard Data Systems, Inc.
9.13%, 2013	100,000	102,375
Xerox Corporation
5.50%, 2012	15,000	14,742
6.75%, 2017	100,000	102,578

		359,121

Telecommunications - Wireless - 0.4%
America Movil S.A. de CV
6.38%, 2035	45,000	44,204
New Cingular Wireless Services, Inc.
7.88%, 2011	30,000	32,255
Rogers Wireless, Inc.
9.63%, 2011	100,000	112,530
Sprint Capital Corporation
6.90%, 2019	55,000	54,446
6.88%, 2028	27,000	25,700
Verizon Communications, Inc.
5.55%, 2016	75,000	73,070
Verizon Global Funding Corporation
7.75%, 2030	30,000	33,605
Vodafone Group plc
5.63%, 2017	35,000	33,467

		409,277

Telecommunications - Wirelines - 0.7%
AT&T, Inc.
5.30%, 2010	100,000	99,529
6.45%, 2034	60,000	59,295
CenturyTel, Inc.
6.00%, 2017	13,000	12,649
Citizens Communications Company
7.125%, 2019	100,000	94,500
Nordic Telephone Company Holdings ApS
8.88%, 2016 (2)(3)	100,000	106,000
Qwest Corporation
7.50%, 2014	100,000	102,500
Rogers Wireless, Inc.
7.50%, 2015	15,000	16,068
Telecom Italia Capital S.A.
5.25%, 2013	95,000	90,523
Telefonica Emisiones SAU
6.42%, 2016	75,000	76,046
Telefonos de Mexico SAB de CV
5.50%, 2015	30,000	29,159
Windstream Corporation
8.63%, 2016	100,000	105,750

		792,019

Textile - 0.1%
In vista
9.25%, 2012 (2)(3)	100,000	105,750

Transportation Services - 0.0%
GATX Financial Corporation
5.50%, 2012	30,000	29,216

Utility - Other - 0.1%
NRG Energy, Inc.
7.38%, 2016	75,000	75,187

TOTAL CORPORATE BOND (Cost $11,447,879)		$11,259,887

FOREIGN BOND - 0.0%
United Kingdom - 0.0%
HBOS plc
6.00% 2013 (1)(2)(3)	40,000	39,305

TOTAL FOREIGN BOND (Cost $39,546)		$39,305

FOREIGN GOVERNMENT BOND - 0.1%
Mexico - 0.0%
Mexico Government International Bond
6.38%, 2013	45,000	46,530

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014	65,000	66,950

TOTAL FOREIGN GOVERNMENT BOND (Cost $112,337)		$113,480

MUNICIPAL BOND - 0.1%
Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034	30,000	29,002

New York - 0.0%
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027	30,000	30,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
MUNICIPAL BOND (continued)
Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027	$15,000	$15,189

West Virginia - 0.1%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.467%, 2047	45,000	45,684

TOTAL MUNICIPAL BOND (Cost $120,000)		$120,150

MORTGAGE BACKED SECURITIES - 8.7%
Other Non-Agency - 1.2%
CMO’s - 1.2%
American Tower Trust , 5.96% - 2037 (1)(2)(3)	45,000	44,123
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65% - 2036	75,000	71,378
Banc of America Mortgage Securities, Inc.
2004-A, 4.103% - 2034 (6)	52,201	51,690
2004-D, 4.197% - 2034 (6)	4,239	4,213
2004-H, 4.744% - 2034 (6)	24,185	23,856
2004-I, 4.878% - 2034 (6)	24,764	24,330
2005-J, 5.261% - 2035 (6)	46,815	46,110
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09% - 2040	123,429	122,525
2005-PWR8, 4.67% - 2041	60,000	55,814
Commercial Mortgage Pass Through Certificates
2005-LP5, 4.24% - 2043	3,088	3,083
DLJ Commercial Mortgage Corporation
1999-CG2, 7.30% - 2032	73,263	75,281
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% - 2034	125,000	129,493
Greenwich Capital Commercial Funding Corporation
2004-GG1, 3.84% - 2036	6,719	6,698
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26% - 2033	102,918	104,880
2001-CIB2, 6.24% - 2035	44,134	44,498
2004-LDP4, 4.824% - 2042 (6)	75,000	71,858
LB-UBS Commercial Mortgage Trust
2004-C4, 4.567% - 2029 (6)	75,000	73,977
2006-C1, 5.16% - 2031	150,000	143,282
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% - 2039	200,000	202,540

		1,299,629

U.S. Government Sponsored Agencies - 6.8%
CMO’s - 0.3%
Federal Home Loan Mortgage Corporation
FHR 2631 IG, 4.50% - 2011 (1)(8)	42,428	154
FHR 2614 IH, 4.50% - 2016 (1)(8)	100,600	8,465
FHR 2681 PC, 5.00% - 2019	100,000	98,941
Federal National Mortgage Association
FNR 2003-92 NM, 3.50% - 2013	41,102	40,544
FNR 2002-74 PJ, 5.00% - 2015	115,513	114,879
FNR 2003-40 NI, 5.50%-2028 (1)(8)	11,367	743
FNR 2006-35 GK, 6.00% - 2032	116,212	116,821
FNS 319 2, 6.50% - 2032 (1)(8)	13,685	3,597

		384,144

Pass-Thru’s - 6.5%
Federal Home Loan Mortgage Corporation
#M80714, 5.00% - 2008	22,448	22,321
#E81544, 6.00% - 2009	79,843	79,822
#B10343, 5.00% - 2018	7,092	6,880
#E99933, 5.00% - 2018	4,279	4,151
#E99966, 5.00% - 2018	25,323	24,566
#E01341, 5.50% - 2018	7,879	7,788
#G11759, 5.50% - 2018	206,639	204,264
#B19214, 5.50% - 2020	29,495	29,073
#J02272, 5.50% - 2020	79,156	78,024
#J02554, 5.50% - 2020	81,121	79,961
#G12463, 5.50% - 2021	74,630	73,755
#J03203, 6.00% - 2021	86,726	87,114
#J03254, 6.00% - 2021	24,838	24,950
#J03615, 6.00% - 2021	118,152	118,681
#J03640, 6.00% - 2021	74,881	75,216
#J03672, 6.00% - 2021	33,518	33,668
#1B0527, 4.483% - 2032 (6)	8,507	8,502
#C72128, 6.00% - 2032	64,925	64,730
#C68205, 7.00% - 2032	6,102	6,290
#A12118, 5.00% - 2033	54,800	51,636
#A15852, 5.00% - 2033	19,208	18,099
#A15907, 5.00% - 2033	26,261	24,745
#D86309, 5.00% - 2033	30,297	28,548
#G01628, 6.00% - 2033	128,766	128,220
#A21263, 4.50% - 2034	141,696	129,091
#G01805, 4.50% - 2035	306,920	280,082
#1G1762, 5.054% - 2035 (6)	40,418	39,736
#1H2581, 5.137% - 2036 (6)	86,923	86,161
#1G0661, 5.397% - 2036 (6)	19,088	18,858
#1G1353, 5.989% - 2036 (6)	142,393	142,501
Federal National Mortgage Association #254140, 5.50% - 2017	5,450	5,390

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
MORTGAGE BACKED SECURITIES ( continued)
U.S. Government Sponsored Agencies (continued)
Pass-Thru’s (continued)
Federal National Mortgage Association (continued)
#254234, 5.50% - 2017	$5,439	$5,380
#625931, 5.50% - 2017	4,788	4,735
#357280, 6.50% - 2017	23,929	24,433
#254720, 4.50% - 2018	110,058	104,867
TBA, 5.00% - 2018	300,000	289,875
#555345, 5.50% - 2018	5,367	5,309
#555446, 5.50% - 2018	8,341	8,248
#555526, 5.50% - 2018	127,238	125,820
#555693, 5.50% - 2018	75,488	74,646
#685202, 5.50% - 2018	68,155	67,384
#725098, 5.50% - 2018	16,273	16,089
#357475, 4.50% - 2019	114,110	108,728
#725528, 5.50% - 2019	12,641	12,498
#789885, 5.50% - 2019	14,847	14,679
TBA, 5.50% - 2019	100,000	98,500
#745392, 4.50% - 2020	142,094	135,191
#829028, 4.50% - 2020	185,690	176,281
#896595, 6.00% - 2021	111,221	111,748
#254514, 5.50% - 2032	3,146	3,049
#254550, 6.50% - 2032	19,796	20,147
#545759, 6.50% - 2032	119,038	120,167
#650075, 6.50% - 2032	17,089	17,392
#254767, 5.50% - 2033	155,537	150,698
#254983, 5.50% - 2033	73,116	70,841
#744692, 5.50% - 2033	39,740	38,504
#744750, 5.50% - 2033	16,897	16,372
#747387, 5.50% - 2033	24,113	23,363
#747549, 5.50% - 2033	7,237	7,012
#750362, 5.50% - 2033	32,550	31,538
#756190, 5.50% - 2033	37,833	36,656
#555417, 6.00% - 2033	84,398	84,062
#763700, 5.00% - 2034	73,830	69,469
#255028, 5.50% - 2034	17,933	17,296
#725424, 5.50% - 2034	347,429	336,621
#725773, 5.50% - 2034	265,931	256,488
#762076, 5.50% - 2034	45,748	44,325
#789293, 5.50% - 2034	152,653	147,925
#796104, 5.50% - 2034	39,040	37,798
#804395, 5.50% - 2034	101,512	98,282
#923129, 5.50% - 2034	23,177	22,440
#255459, 6.00% - 2034	42,015	41,707
#725162, 6.00% - 2034	77,998	77,540
#725690, 6.00% - 2034	43,124	42,808
#725704, 6.00% - 2034	356,766	354,674
#790044, 6.00% - 2034	44,038	43,715
#790217, 6.00% - 2034	17,687	17,558
#790237, 6.00% - 2034	41,799	41,492
#790629, 6.00% - 2034	39,399	39,110
#790788, 6.00% - 2034	46,727	46,384
#791574, 6.00% - 2034	44,070	43,746
#745216, 4.786% - 2035 (6)	69,543	69,267
#828346, 5.00% - 2035	213,671	200,208
#850863, 5.324% - 2035 (6)	34,123	33,703
#846551, 5.35% - 2035 (6)	42,483	41,987
#848476, 5.513% - 2035 (6)	61,607	61,090
#848522, 5.65% - 2035 (6)	19,251	19,205
#745946, 5.50% - 2036	24,573	23,712
#870813, 5.50% - 2036	21,605	20,837
#898427, 5.50% - 2036	24,213	23,365
#902173, 5.50% - 2036	34,421	33,199
#902752, 5.50% - 2036	43,279	41,742
#745777, 5.545% - 2036 (6)	128,669	128,274
#888010, 5.987% - 2036 (6)	40,447	40,395
#893353, 6.00% - 2036	60,175	59,565
#905196, 6.046% - 2036 (6)	55,865	56,223
#745554, 6.50% - 2036	463,760	468,735
#896329, 6.50% - 2036	46,090	46,539
#923128, 5.50% - 2037	24,945	24,071
#923816, 5.50% - 2037	28,787	27,778
#936798, 5.50% - 2037	24,910	24,025
#1B3203, 6.04% - 2037 (6)	39,009	39,239

		7,249,572

		7,633,716

U.S. Government Sponsored Securities - 0.7%
Pass-Thru’s - 0.7%
Government National Mortgage Association
#780766, 7.00% - 2013	3,274	3,301
#781312, 7.00% - 2013	22,240	22,971
#67365, 11.50% - 2013	1,475	1,628
G2 2102, 8.00% - 2025	985	1,040
#427029, 8.50% - 2026	5,020	5,399
G2 3295, 5.50% - 2032	12,801	12,432
#604639, 5.00% - 2033	70,288	66,639
#612919, 5.00% - 2033	186,271	176,601
#615278, 5.00% - 2033	88,091	83,518
G2 3442, 5.00% - 2033	169,873	160,310
G2 3458, 5.00% - 2033	47,692	45,008
G2 3490, 6.50% - 2033	10,613	10,824
G2 3513, 5.00% - 2034	60,342	56,925
G2 3529, 5.00% - 2034	14,900	14,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Securities (continued)
Pass-Thru’s (continued)
Government National Mortgage Association (continued)
#605561, 5.50% - 2034	$56,099	$54,540
G2 3530, 5.50% - 2034	26,016	25,252
G2 3517, 6.00% - 2034	35,743	35,600

		776,044

TOTAL MORTGAGE BACKED SECURITIES (Cost $9,989,598)		$9,709,389

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.7%
Federal Home Loan Bank
5.60% - 2011	10,000	10,121
5.13% - 2013	165,000	162,969
5.25% - 2014	135,000	133,993
Federal Home Loan Mortgage Corporation
5.13% - 2009	75,000	74,872
4.13% - 2010	145,000	140,327
6.00% - 2011	200,000	205,313
Federal National Mortgage Association
3.25% - 2008	690,000	674,943
3.38% - 2008	185,000	180,273
6.63% - 2010	140,000	146,082
6.00% - 2011	362,000	371,526
4.38% - 2012	630,000	603,737
4.38% - 2015	150,000	140,285
4.88% - 2016	165,000	157,895

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $3,061,480)		$3,002,336

U.S. GOVERNMENT SECURITIES - 12.1%
U.S. Treasury Bonds
3.50%, 2010	320,000	309,075
4.25%, 2013	1,540,000	1,482,610
4.25%, 2014	390,000	372,115
7.50%, 2016	90,000	106,137
5.50%, 2021	75,000	95,959
5.50%, 2028	380,000	394,220
4.75%, 2037	325,000	306,440
U.S. Treasury Inflation Indexed Bonds
4.25%, 2010	788,439	818,313
2.00%, 2014	518,243	497,473
2.50%, 2016	300,357	297,002
U.S. Treasury Notes
3.38%, 2008	570,000	557,888
4.38%, 2008	440,000	436,391
4.00%, 2009	275,000	270,510
3.88%, 2010	195,000	189,180
5.75%, 2010	1,795,000	1,839,033
5.00%, 2011	1,640,000	1,647,175
4.00%, 2012	820,000	786,111
4.88%, 2012	1,850,000	1,847,688
5.13%, 2016	1,250,000	1,257,031

TOTAL U.S. GOVERNMENT SECURITIES (Cost $13,637,950)		$13,510,351

ASSET BACKED SECURITIES - 1.7%
Auto - 0.5%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014	150,000	150,151
Capital Auto Receivables Asset Trust
2006-1, 5.26%, 2010	60,000	59,781
2006-SN1A B, 5.32%, 2010 (1)(2)(3)	175,000	174,696
2006-SN1A A4A, 5.50%, 2010 (1)(2)(3)	25,000	24,947
Hyundai Auto Receivables Trust
2006-A, 5.26%, 2012	70,000	69,794
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012	100,000	100,111

		579,480

Credit Cards - 0.8%
BA Credit Card Trust
2007-C1, 5.61%, 2014 (6)	175,000	175,219
Capital One Multi-Asset Execution Trust
2007-C3, 5.03%, 2013 (2)(6)	70,000	70,000
2005-A7, 4.70%, 2015	70,000	67,658
Citibank Credit Card Issuance Trust
2007-A5, 5.50%, 2012	175,000	175,437
GE Capital Credit Card Master Note Trust
2006-1, 5.08%, 2012	50,000	49,794
2007-3, 5.62%, 2013 (6)	90,000	90,000
MBNA Credit Card Master Note Trust
2005-A3, 4.10%, 2010	185,000	178,953
2006-C3, 5.61%, 2013 (6)	35,000	35,012

		842,073

Home Equity Loans - 0.0%
BankBoston Home Equity Loan Trust
1998-1, 6.35%, 2013	10,499	10,508
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031	7,993	7,792

		18,300

Other - 0.4%
CenterPoint Energy Transition Bond Company LLC
2001-1, 5.63%, 2015	75,000	75,333
CNH Equipment Trust
2007-A, 5.08%, 2014	50,000	49,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other (continued)
GE Equipment Small Ticket LLC
2005-1A, 4.51%, 2014 (1)(2)(3)	$100,000	$98,484
Marriott Vacation Club Owner Trust
2006-2A, 5.36%, 2028 (1)(2)(3)	32,740	32,324
2006-1A, 5.74%, 2028 (1)(2)(3)	102,261	102,393
Peco Energy Transition Trust
2001-A, 6.52%, 2010 (3)	100,000	102,929

		460,765

TOTAL ASSET BACKED SECURITIES (Cost $1,909,375)		$1,900,618

SHORT TERM INVESTMENTS - 0.8%
State Street GA Money Market Fund	$294,528	$294,528
T. Rowe Price Reserve Investment Fund	637,622	637,622

TOTAL SHORT TERM INVESTMENTS (Cost $932,150)		$932,150

Total Investments (SBL N Fund)		$111,855,406
(Cost $100,222,078) - 100.0%
Liabilities in Excess of Other Assets - 0.0%		(11,256)

TOTAL NET ASSETS - 100.0%		$111,844,150

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $100,891,297.

*	-Non-income producing security
1	-Security is deemed illiquid. See Note 6 in notes to financial statements.
2	-Security was acquired through a private placement.
3	-Security is a 144A security, which places restrictions on resale. See Note 7 in notes to financial statements.
4	-Security was subject to the fair value trigger at June 30, 2007. See Note 5 in notes to financial statements.
5	-Security is a PFIC (Passive Foreign Investment Company)
6	-Variable rate security. Rate indicated is rate effective at June 30, 2007.
7	-Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.
8	-Security is an interest-only strip. Rate indicated is effective yield at June 30, 2007.

Glossary:

ADR	-American Depositary Receipt
GDR	-Global Depositary Reciept
plc	-Public Limited Company
SBI	-Shares Beneficial Interest

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series N
(Managed Asset Allocation Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$111,855,406
Cash	131,771
Cash denominated in a foreign currency, at value[2]	98,129
Receivables:
Fund shares sold	216,149
Securities sold	991,998
Interest	455,422
Dividends	74,320
Foreign taxes recoverable	5,922
Prepaid expenses	3,485

Total assets	113,832,602

Liabilities:
Payable for:
Securities purchased	1,571,698
Fund shares redeemed	243,647
Management fees	92,707
Custodian fees	12,000
Transfer agent/maintenance fees	2,083
Administration fees	46,906
Professional fees	10,923
Directors’ fees	1,229
Other fees	7,259

Total liabilities	1,988,452

Net Assets	$111,844,150

Net assets consist of:
Paid in capital	$86,902,784
Undistributed net investment income	2,389,184
Undistributed net realized gain on sale of investments and foreign currency transactions	10,919,763
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currency	11,632,419

Net assets	$111,844,150

Capital shares authorized	unlimited
Capital shares outstanding	5,728,906
Net asset value per share (net assets divided by shares outstanding)	$19.52

[1] Investments, at cost	$100,222,078
[2] Cash denominated in a foreign currency, at cost	97,764

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$1,019,839
Dividends (net of foreign withholding tax of $27,248)	666,435

Total investment income	1,686,274

Expenses:
Management fees	542,199
Administration fees	148,389
Custodian fees	35,442
Transfer agent/maintenance fees	12,620
Directors’ fees	2,745
Professional fees	7,921
Reports to shareholders	6,103
Other expenses	3,403

Total expenses	758,822
Less: Earnings credits applied	(584)

Net expenses	758,238

Net investment income	928,036

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	5,161,588
Foreign currency transactions	(1,058)

Net realized gain	5,160,530

Net unrealized appreciation (depreciation) during the period on:
Investments	(465,664)
Translation of assets and liabilities in foreign currencies	363

Net unrealized depreciation	(465,301)

Net realized and unrealized gain	4,695,229

Net increase in net assets resulting from operations	$5,623,265

The accompanying notes are an integral part of the financial statements.

Series N
Statement of Changes in Net Assets	(Managed Asset Allocation Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets from operations:
Net investment income	$928,036	$1,656,115
Net realized gain during the period on investments and foreign currency transactions	5,160,530	6,320,266
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currency	(465,301)	3,605,084

Net increase in net assets resulting from operations	5,623,265	11,581,465

Capital share transactions:
Proceeds from sale of shares	14,567,575	28,766,803
Cost of shares redeemed	(13,647,003)	(32,737,523)

Net increase (decrease) from capital share transactions	920,572	(3,970,720)

Net increase in net assets	6,543,837	7,610,745

Net assets:
Beginning of period	105,300,313	97,689,568

End of period	$111,844,150	$105,300,313

Undistributed net investment income at end of period	$2,389,184	$1,461,148

Capital Share Activity:
Shares sold	765,451	1,670,487
Shares redeemed	(713,984)	(1,896,770)

Total capital share activity	51,467	(226,283)

The accompanying notes are an integral part of the financial statements.

Series N
Financial Highlights	(Managed Asset Allocation Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d,e]	2006	2005	2004	2003	Year Ended, December 31, 2002

Per Share Data
Net asset value, beginning of period	$18.55	$16.55	$15.86	$14.40	$11.80	$13.63

Income (loss) from investment operations:
Net investment income	0.16	0.30	0.23	0.27	0.23	0.30
Net gain (loss) on securities (realized and unrealized)	0.81	1.70	0.46	1.27	2.59	(1.59)

Total from investment operations	0.97	2.00	0.69	1.54	2.82	(1.29)

Less distributions:
Dividends from net investment income	—	—	—	(0.08)	(0.22)	(0.54)

Total distributions	—	—	—	(0.08)	(0.22)	(0.54)

Net asset value, end of period	$19.52	$18.55	$16.55	$15.86	$14.40	$11.80

Total Return[a]	5.23%	12.08%	4.35%	10.72%	23.90%	(9.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,844	$105,300	$97,690	$93,087	$86,383	$67,762

Ratios to average net assets:
Net investment income	1.71%	1.63%	1.44%	1.75%	1.86%	2.22%
Total expenses[b]	1.40%	1.41%	1.41%	1.39%	1.23%	1.26%
Net expenses[c]	1.40%	1.40%	1.41%	1.39%	1.23%	1.26%

Portfolio turnover rate	64%	63%	67%	79%	98%	116%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series O

EQUITY INCOME SERIES

Subadviser,

T. Row Price Associates, Inc.

Series O
Performance Summary	(Equity Income Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 30, 1997, and reflects the fees and expenses of Series O. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series O	22.17%	11.39%	9.05%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	12.90%
Consumer Staples	9.95
Energy	11.02
Financials	17.04
Health Care	9.20
Industrials	12.38
Information Technology	6.89
Materials	5.30
Telecommunication Services	5.41
Utilities	4.57
Convertible Bond	0.15
Temporary Cash Investments	5.42
Liabilities, less cash & other assets	(0.23)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series O
Performance Summary	(Equity Income Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series O (Equity Income Series)
Actual	$1,000.00	$1,078.80	$5.88
Hypothetical	1,000.00	1,019.14	5.71

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 7.88%.

[2]

Expenses are equal to the Series annualized expense ratio (net of earnings credits) of 1.14% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series O (Equity Income Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 93.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	51,500	$2,898,420
Raytheon Company	39,300	2,117,877

		5,016,297

Agricultural Products - 0.3%
Archer-Daniels-Midland Company	25,000	827,250

Air Freight & Logistics - 0.3%
United Parcel Service, Inc. (CI.B)	12,500	912,500

Airlines - 0.3%
Southwest Airlines Company	62,700	934,857

Aluminum - 0.7%
Alcoa, Inc.	56,000	2,269,680

Apparel Retail - 0.2%
Gap, Inc.	31,700	605,470

Asset Management & Custody Banks - 2.3%
Legg Mason, Inc.	12,400	1,219,912
Mellon Financial Corporation	79,200	3,484,800
State Street Corporation	37,200	2,544,480

		7,249,192

Automobile Manufacturers - 0.3%
Ford Motor Company	93,000	876,060

Biotechnology - 0.9%
Amgen, Inc. *	49,900	2,758,971

Brewers - 1.0%
Anheuser-Busch Companies, Inc.	62,200	3,244,352

Broadcasting & Cable TV - 0.7%
CBS Corporation (CI.B)	70,200	2,339,064
Citadel Broadcasting Corporation	6,013	38,787

		2,377,851

Building Products - 0.9%
Masco Corporation	83,500	2,377,245
USG Corporation *	12,200	598,288

		2,975,533

Communications Equipment - 1.3%
Motorola, Inc.	89,800	1,589,460
Nokia Oyj ADR	94,800	2,664,828

		4,254,288

Computer Hardware - 1.3%
Dell, Inc. *	102,900	2,937,795
International Business Machines Corporation	12,300	1,294,575

		4,232,370

Construction Materials - 0.8%
Vulcan Materials Company	21,300	2,439,702

Consumer Finance - 0.2%
Capital One Financial Corporation	6,400	502,016

Data Processing & Outsourced Services - 0.4%
Computer Sciences Corporation *	22,300	1,319,045

Distillers & Vintners - 0.2%
Brown-Forman Corporation	9,200	672,336

Distributors - 0.5%
Genuine Parts Company	33,300	1,651,680

Diversified Banks - 1.4%
U.S. Bancorp	100,100	3,298,295
Wells Fargo & Company	33,000	1,160,610

		4,458,905

Diversified Chemicals - 1.0%
E.I. Du Pont de Nemours & Company	60,500	3,075,820

Electric Utilities - 2.9%
Duke Energy Corporation	88,400	1,617,720
Entergy Corporation	27,600	2,962,860
FirstEnergy Corporation	30,557	1,977,955
Pinnacle West Capital Corporation	23,900	952,415
Progress Energy, Inc.	43,000	1,960,370

		9,471,320

Electrical Components & Equipment - 0.5%
Cooper Industries, Ltd.	27,676	1,580,023

Environmental & Facilities Services - 0.6%
Waste Management, Inc.	51,222	2,000,219

Food Distributors - 0.2%
SYSCO Corporation	24,500	808,255

Health Care Equipment - 1.0%
Baxter International, Inc.	37,300	2,101,482
Boston Scientific Corporation *	68,400	1,049,256

		3,150,738

Home Improvement Retail - 0.9%
Home Depot, Inc.	72,000	2,833,200

Homebuilding - 0.3%
DR Horton, Inc.	51,700	1,030,381

Homefurnishing Retail - 0.6%
Bed Bath & Beyond, Inc. *	52,900	1,903,871

Household Products - 2.3%
Colgate-Palmolive Company	56,300	3,651,055
Kimberly-Clark Corporation	26,800	1,792,652
Procter & Gamble Company	31,000	1,896,890

		7,340,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series O (Equity Income Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Housewares & Specialties - 1.6%
Fortune Brands, Inc.	30,000	$2,471,100
Newell Rubbermaid, Inc.	92,600	2,725,218

		5,196,318

Hypermarkets & Super Centers - 0.9%
Wal-Mart Stores, Inc.	59,100	2,843,301

Industrial Conglomerates - 4.5%
3M Company	53,700	4,660,623
General Electric Company	252,700	9,673,356

		14,333,979

Industrial Machinery - 1.7%
Illinois Tool Works, Inc.	43,700	2,368,103
Ingersoll-Rand Company, Ltd.	34,200	1,874,844
Pall Corporation	26,500	1,218,735

		5,461,682

Insurance Brokers - 1.4%
Marsh & McLennan Companies, Inc.	146,600	4,527,008

Integrated Oil & Gas - 8.3%
BP plc ADR	34,384	2,480,462
Chevron Corporation	78,332	6,598,687
Exxon Mobil Corporation	75,968	6,372,196
Hess Corporation	61,500	3,626,040
Murphy Oil Corporation	40,900	2,431,096
Royal Dutch Shell plc ADR	62,300	5,058,760

		26,567,241

Integrated Telecommunication Services - 4.0%
AT&T, Inc.	150,201	6,233,341
Qwest Communications International, Inc. *	310,401	3,010,890
Verizon Communications, Inc.	69,636	2,866,914
Windstream Corporation	42,804	631,787

		12,742,932

Internet Software & Services - 0.7%
Yahoo!, Inc. *	84,100	2,281,633

Investment Banking & Brokerage - 0.9%
Charles Schwab Corporation	148,500	3,047,220

Leisure Products - 0.7%
Mattel, Inc.	86,400	2,185,056

Life & Health Insurance - 1.4%
Lincoln National Corporation	40,324	2,860,988
Unum Group	67,100	1,751,981

		4,612,969

Movies & Entertainment - 2.6%
Time Warner, Inc.	182,200	3,833,488
Viacom, Inc. (CI.B) *	48,000	1,998,240
Walt Disney Company	78,300	2,673,162

		8,504,890

Multi-Line Insurance - 1.4%
American International Group, Inc.	52,500	3,676,575
Genworth Financial, Inc.	22,000	756,800

		4,433,375

Multi-Utilities - 1.6%
Ameren Corporation	9,300	455,793
NiSource, Inc.	125,200	2,592,892
TECO Energy, Inc.	30,800	529,144
Xcel Energy, Inc.	79,200	1,621,224

		5,199,053

Office Services & Supplies - 0.8%
Avery Dennison Corporation	36,600	2,433,168

Oil & Gas Equipment & Services - 1.3%
BJ Services Company	49,900	1,419,156
Schlumberger, Ltd.	31,800	2,701,092

		4,120,248

Oil & Gas Exploration & Production - 0.7%
Anadarko Petroleum Corporation	45,000	2,339,550

Oil & Gas Storage & Transportation - 0.4%
Spectra Energy Corporation	44,200	1,147,432

Other Diversified Financial Services - 3.2%
Citigroup, Inc.	65,533	3,361,187
JPMorgan Chase & Company	145,662	7,057,324

		10,418,511

Packaged Foods & Meats - 2.3%
Campbell Soup Company	34,800	1,350,588
General Mills, Inc.	42,900	2,506,218
Hershey Company	12,400	627,688
Kraft Foods, Inc.	48,500	1,709,625
McCormick & Company, Inc.	32,100	1,225,578

		7,419,697

Paper Products - 2.0%
International Paper Company	122,920	4,800,026
MeadWestvaco Corporation	47,300	1,670,636

		6,470,662

Personal Products - 0.7%
Avon Products, Inc.	63,000	2,315,250

Pharmaceuticals - 7.4%
Abbott Laboratories	37,300	1,997,415
Bristol-Myers Squibb Company	82,900	2,616,324
Eli Lilly & Company	72,300	4,040,124
Johnson & Johnson	52,900	3,259,698
Merck & Company, Inc.	95,600	4,760,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series O (Equity Income Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	140,400	$3,590,028
Wyeth	58,200	3,337,188

		23,601,657

Photographic Products - 0.7%
Eastman Kodak Company	81,500	2,268,145

Property & Casualty Insurance - 1.7%
Chubb Corporation	23,600	1,277,704
Progressive Corporation	65,500	1,567,415
Travelers Companies, Inc.	47,484	2,540,394

		5,385,513

Publishing - 3.0%
Dow Jones & Company, Inc.	55,600	3,194,220
Gannett Company, Inc.	46,700	2,566,165
New York Times Company	102,400	2,600,960
Tribune Company	46,940	1,380,036

		9,741,381

Railroads - 1.3%
Norfolk Southern Corporation	16,300	856,891
Union Pacific Corporation	27,800	3,201,170

		4,058,061

Regional Banks - 2.2%
Fifth Third Bancorp	78,000	3,102,060
National City Corporation	44,000	1,466,080
SunTrust Banks, Inc.	27,400	2,349,276

		6,917,416

Semiconductor Equipment - 0.3%
Applied Materials, Inc.	49,900	991,513

Semiconductors - 1.2%
Analog Devices, Inc.	64,400	2,424,016
Intel Corporation	62,900	1,494,504

		3,918,520

Soft Drinks - 1.0%
Coca-Cola Company	61,400	3,211,834

Specialized Consumer Services - 0.7%
H&R Block, Inc.	94,700	2,213,139

Specially Chemicals - 0.8%
Chemtura Corporation	12,300	136,653
International Flavors & Fragrances, Inc.	49,800	2,596,572

		2,733,225

Systems Software - 1.6%
Microsoft Corporation	173,300	5,107,151

Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corporation	31,200	1,134,120
Federal National Mortgage Association	25,700	1,678,981

		2,813,101

Tobacco - 0.4%
UST, Inc.	24,500	1,315,895

Wireless Telecommunication Services - 1.4%
Alltel Corporation	31,700	2,141,335
Sprint Nextel Corporation	118,800	2,460,348

		4,601,683

TOTAL COMMON STOCK (Cost $233,771,718)		$300,252,188

FOREIGN STOCK - 1.1%
Japan - 0.6%
Sony Corporation (1)	37,600	1,929,762

Norway - 0.4%
Statoil ASA (1)	37,500	1,163,457

United Kingdom - 0.1%
Royal Bank of Scotland Group plc (1)	24,300	307,679

TOTAL FOREIGN STOCK (Cost $2,689,498)		$3,400,898

	Principal Amount	Value
CONVERTIBLE BOND - 0.1%
Automotive - 0.1%
Ford Motor Company
4.25%, 2036	$380,000	475,950

TOTAL CONVERTIBLE BOND (Cost $380,000)		$475,950

SHORT TERM INVESTMENTS - 5.4%
State Street GA Money Market Fund	$4,867,941	$4,867,941
T. Rowe Price Reserve Investment Fund	12,522,660	12,522,660

TOTAL SHORT TERM INVESTMENTS (Cost $17,390,601)		$17,390,601

Total Investments (SBL 0 Fund)		$321,519,637
(Cost $254,231,817) - 100.2%
Liabilities in Excess of Other Assets - (0.2)%		(740.324)

TOTAL NET ASSETS - 100.0%		$320,779,313

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $255,469,833.

*	- Non-income producing security
1	- Security was subject to the fair value trigger at June 30, 2007. See Note 5 in notes to financial statements.

Glossary:

ADR	-American Depositary Receipt
plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series O
(Equity Income Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$321,519,637
Receivables:
Fund shares sold	156,073
Securities sold	369,453
Interest	74,259
Dividends	412,367
Prepaid expenses	4,127

Total assets	322,535,916

Liabilities:
Payable for:
Fund shares redeemed	128,008
Securities purchased	1,300,998
Management fees	264,826
Custodian fees	3,000
Transfer agent/maintenance fees	2,084
Administration fees	25,908
Professional fees	17,432
Directors’ fees	2,239
Other fees	12,108

Total liabilities	1,756,603

Net Assets	$320,779,313

Net assets consist of:
Paid in capital	$226,288,406
Undistributed net investment income	5,857,869
Undistributed net realized gain on sale of investments and foreign currency transactions	21,345,217
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currency transactions	67,287,821

Net assets	$320,779,313

Capital shares authorized	unlimited
Capital shares outstanding	13,084,967
Net asset value per share (net assets divided by shares outstanding)	$24.52

[1] Investments, at cost	$254,231,817
Statement of Operations For the Six Months Ended June 30, 2007
Investment Income:
Dividends (net of foreign withholding tax of $ 8,747)	$3,301,751
Interest	414,426

Total investment income	3,716,177

Expenses:
Management fees	1,528,029
Custodian fees	9,581
Transfer agent/maintenance fees	12,623
Administration fees	146,615
Directors’ fees	8,547
Professional fees	14,565
Reports to shareholders	12,175
Other expenses	5,973

Total expenses	1,738,108
Less: Earnings credits applied	(579)

Net Expenses	1,737,529

Net investment income	1,978,648

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	8,976,464
Foreign currency transactions	(3,250)

Net realized gain	8,973,214

Net unrealized appreciation during the period on:
Investments	12,306,016
Translation of assets and liabilities in foreign currencies	115

Net unrealized appreciation	12,306,131

Net realized and unrealized gain	21,279,345

Net increase in net assets resulting from operations	$23,257,993

The accompanying notes are an integral part of the financial statements.

Series O
Statement of Changes in Net Assets	(Equity Income Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$1,978,648	$3,876,902
Net realized gain during the period on investments and foreign currency transactions	8,973,214	14,010,226
Net unrealized appreciation during the period on investments and translation of assets and liabilities in foreign currencies	12,306,131	29,953,403

Net increase in net assets resulting from operations	23,257,993	47,840,531

Capital share transactions:
Proceeds from sale of shares	43,084,970	67,270,515
Cost of shares redeemed	(40,612,994)	(79,789,663)

Net increase (decrease) from capital share transactions	2,471,976	(12,519,148)

Net increase in net assets	25,729,969	35,321,383

Net assets:
Beginning of period	295,049,344	259,727,961

End of period	$320,779,313	$295,049,344

Undistributed net investment income at end of period	$5,857,869	$3,879,221

Capital Share Activity:
Shares sold	1,820,969	3,278,641
Shares redeemed	(1,718,019)	(3,873,880)

Total capital share activity	102,950	(595,239)

The accompanying notes are an integral part of the financial statements.

Series O
Financial Highlights	(Equity Income Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d,e]	2006	2005	2004	2003	Year ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$22.73	$19.13	$18.44	$16.14	$13.17	$16.00

Income (loss) from investment operations:
Net investment income	0.15	0.31	0.23	0.21	0.22	0.20
Net gain (loss) on securities (realized and unrealized)	1.64	3.29	0.46	2.12	3.09	(2.26)

Total from investment operations	1.79	3.60	0.69	2.33	3.31	(2.06)

Less distributions:
Dividends from net investment income	—	—	—	(0.03)	(0.20)	(0.39)
Distributions from realized gains	—	—	—	—	(0.14)	(0.38)

Total distributions	—	—	—	(0.03)	(0.34)	(0.77)

Net asset value, end of period	$24.52	$22.73	$19.13	$18.44	$16.14	$13.17

Total Return[a]	7.88%	18.82%	3.74%	14.43%	25.25%	(13.43)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$320,779	$295,049	$259,728	$240,833	$196,720	$163,555

Ratios to average net assets:
Net investment income	1.29%	1.41%	1.29%	1.31%	1.55%	1.40%
Total expenses[b]	1.14%	1.15%	1.15%	1.13%	1.09%	1.09%
Net expenses[c]	1.14%	1.15%	1.15%	1.13%	1.08%	1.08%

Portfolio turnover rate	24%	18%	20%	20%	19%	23%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and custodian earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series P

HIGH YIELD SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series P
Performance Summary	(High Yield Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on June 30, 1997 and reflects the fees and expenses of Series P. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series P	9.60%	10.28%	6.64%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Comparison by Quality Ratings

(Based on Standard & Poor’s Ratings)

A	0.11%
BBB	2.14
BB	21.82
B	40.07
CCC	16.27
CC	1.08
D	0.01
NR	3.01
Common Stocks	0.47
Preferred Stocks	1.49
Asset Backed Commercial Paper	2.32
Commercial Paper	6.15
Repurchase Agreement	5.70
Liabilities, less cash & other assets	(0.64)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series P
Performance Summary	(High Yield Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series P (High Yield Series)
Actual	$1,000.00	$1,027.10	$4.57
Hypothetical	1,000.00	1,020.28	4.56

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 2.71%.

[2]

Expenses are equal to the Series annualized expense ratio 0.91% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 0.5%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	47	$2,763

Airlines - 0.1%
ACE Aviation Holdings, Inc. *	32	808
Delta Air Lines, Inc. *	1,719	33,864
Northwest Airlines Corporation *	255	5,661

		40,333

Broadcasting & Cable TV - 0.0%
Adelphia Recovery Trust *	5,270	1,265
Cebridge Connections * (1)	558	—
Time Warner Cable, Inc. *	276	10,800

		12,065

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc. * (1)	1,207	—

Health Care Equipment - 0.0%
MEDIQ, Inc. * (1)	92	—

Household Products - 0.0%
WKI Holding Company, Inc. * (1)	202	—

Mortgage REIT’s - 0.1%
HomeBanc Corporation	30,000	38,100
Opteum, Inc.	30,450	82,824

		120,924

Oil & Gas Storage & Transportation - 0.3%
Double Hull Tankers, Inc.	25,000	389,750

TOTAL COMMON STOCK (Cost $1,094,351)		$565,835

PREFERRED STOCK - 1.5%
Department Stores - 0.5%
Sears Holdings Corporation *	6,510	161,733
Sears Holdings Corporation *	17,246	410,133

		571,866

Real Estate Investment Trusts - 1.0%
Hospitality Properties Trust	50,000	1,215,000

Steel - 0.0%
Weirton Steel Corporation * (1)	315	—

TOTAL PREFERRED STOCK (Cost $1,809,790)		$1,786,866

	Principal Amount	Value
CONVERTIBLE BOND - 3.4%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.
2.00%, 2026 (2)(3)	$800,000	876,000

Automobiles (including Replacement Parts) - 0.6%
Sonic Automotive, Inc.
5.25%, 2009	650,000	637,000

Broadcast Media - 0.7%
Sinclair Broadcast Group, Inc.
4.875%, 2018 (4)	850,000	825,563

Health Care - Services - 0.8%
InvaCare Corporation
4.125%, 2027 (2)(3)	1,000,000	982,071

Telecommunications - 0.6%
Nextel Communications, Inc.
5.25%, 2010	750,000	745,312

TOTAL CONVERTIBLE BOND (Cost $4,004,409)		$4,065,946

CORPORATE BOND - 76.8%
Aerospace & Defense - 4.3%
Bombardier, Inc.
6.75%, 2012 (2)(3)	1,075,000	1,058,875
Esterline Technologies Corporation
7.75%, 2013 (3)	610,000	616,100
L-3 Communications Corporation
7.63%, 2012	1,275,000	1,305,281
Sequa Corporation
8.875%, 2008	280,000	283,500
9.00%, 2009	325,000	335,563
Vought Aircraft Industries, Inc.
8.00%, 2011	1,575,000	1,567,125

		5,166,444

Airlines - 2.6%
Calair Capital Corporation
8.13%, 2008	675,000	677,531
Continental Airlines, Inc.
7.03%, 2011	361,674	358,284
8.31%, 2011	593,589	608,429
Delta Air Lines, Inc.
7.90%, 2009(5)	75,000	5,250
7.71%, 2011	530,000	536,461
7.78%, 2012	979,081	983,061
Northwest Airlines, Inc.
9.88%, 2007	10,000	1,300

		3,170,316

Automotive - 5.6%
Dura Operating Corporation
8.625%, 2012 (5)	10,000	6,500
General Motors Acceptance Corporation
6.75%, 2014	650,000	622,477
8.00%, 2031	1,250,000	1,278,226
Group 1 Automotive, Inc.
8.25%, 2013	1,050,000	1,084,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Automotive (continued)
Metaldyne Corporation
11.00%, 2012	$1,000,000	$1,020,000
Sonic Automotive, Inc.
8.63%, 2013	600,000	618,000
Tenneco, Inc.
8.63%, 2014	550,000	566,500
TRW Automotive, Inc.
7.00%, 2014 (2)(3)	300,000	285,750
7.25%, 2014 (2)(3)	1,250,000	1,190,625

		6,672,203

Banking - 2.9%
Cardtronics, Inc.
9.25%, 2013 (4)	900,000	920,250
Doral Financial Corporation
6.188%, 2007 (6)	2,250,000	2,194,387
E*Trade Financial Corporation
8.00%, 2011	300,000	307,500
FCB Capital Trust
8.05%, 2028	75,000	78,443
Western Financial Bank
9.625%, 2012	5,000	5,356

		3,505,936

Basic Industry - Other - 0.2%
Mobile Services Group, Inc.
9.75%, 2014 (2)(3)	200,000	213,000

Chemicals - 1.2%
CNA Holdings, Inc.
7.13%, 2009	225,000	219,375
Lyondell Chemical Company
8.25%, 2016	250,000	261,250
Methanex Corporation
8.75%, 2012	5,000	5,500
PolyOne Corporation
6.52%, 2010	330,000	316,800
6.58%, 2011	625,000	586,719

		1,389,644

Construction Machinery - 1.7%
Case New Holland, Inc.	650,000	681,330
9.25%, 2011
Neff Corporation
10.00%, 2015 (2)(3)	100,000	99,750
United Rentals North America, Inc.
6.50%, 2012	625,000	614,062
7.00%, 2014	625,000	609,375

		2,004,517

Consumer Products - 0.2%
Hanesbrands, Inc.
8.784%, 2014 (3)(6)	150,000	152,250
Hasbro, Inc.
6.15%, 2008	56,000	56,008
Icon Health & Fitness
11.25%, 2012	25,000	26,000

		234,258

Distributors - 1.0%
SemGroup, LP
8.75%, 2015 (2)(3)	1,200,000	1,206,000

Diversified Manufacturing - 1.1%
Briggs & Stratton Corporation
8.88%, 2011	1,250,000	1,329,839

Electric - 3.8%
AES Red Oak LLC
8.54%, 2019	1,162,841	1,267,497
Avista Corporation
9.75%, 2008	50,000	51,603
CMS Energy Corporation
9.875%, 2007	10,000	10,093
7.50%, 2009	610,000	627,056
Dynegy Holdings, Inc.
7.75%, 2019 (2)(3)	250,000	232,500
East Coast Power LLC
6.74%, 2008	14,100	14,183
7.07%, 2012	84,520	86,219
Edison Mission Energy
7.20%, 2019 (2)(3)	700,000	658,000
GrafTech Finance, Inc.
10.25%, 2012	519,000	543,652
Reliant Energy, Inc.
6.75%, 2014	1,000,000	1,020,000
Westar Energy, Inc.
7.125%, 2009	90,000	92,049

		4,602,852

Entertainment - 0.5%
Speedway Motorsports, Inc.
6.75%, 2013	625,000	609,375

Environmental - 0.4%
Casella Waste Systems, Inc.
9.75%, 2013	400,000	415,000

Financial - Other - 0.3%
Ford Motor Credit Company
9.806%, 2012 (6)	300,000	321,513

Food & Beverage - 2.5%
Dean Foods Company
8.15%, 2007	1,000,000	1,000,000
Dole Food Company, Inc.
7.25%, 2010	400,000	386,000
8.88%, 2011	200,000	197,000
Harry & David Holdings, Inc.
9.00%, 2013	900,000	913,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Food & Beverage (continued)
Land 0’ Lakes, Inc.
8.75%, 2011	$60,000	$62,100
Pilgrim’s Pride Corporation
9.63%, 2011	450,000	467,437

		3,026,037

Gaming - 3.4%
American Casino & Entertainment Properties LLC
7.85%, 2012	300,000	308,250
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012 (2)(3)	975,000	1,048,125
Mandalay Resort Group
10.25%, 2007	45,000	45,169
6.50%, 2009	300,000	300,000
MGM Mirage
8.50%, 2010	15,000	15,694
8.375%, 2011	55,000	56,237
6.75%, 2012	625,000	596,875
6.75%, 2013 (3)	500,000	475,000
Pinnacle Entertainment, Inc.
7.50%, 2015 (2)(3)	250,000	241,250
Station Casinos, Inc.
6.00%, 2012	925,000	869,500
Turning Stone Resort Casino Enterprise
9.13%, 2014 (2)(3)	150,000	152,625

		4,108,725

Health Care - 3.5%
Coventry Health Care, Inc.
6.13%, 2015	575,000	573,689
HCA, Inc.
6.50%, 2016	1,850,000	1,565,562
InvaCare Corporation
9.75%, 2015 (2)(3)	150,000	151,125
Johnsondiversey, Inc.
9.625%, 2012	5,000	5,219
Select Medical Corporation
7.625%, 2015	1,300,000	1,163,500
US Oncology, Inc.
10.75%, 2014	675,000	722,250

		4,181,345

Home Construction - 0.0%
KB Home
9.50%, 2011	35,000	36,006

Independent Energy - 1.5%
Forest Oil Corporation
8.00%, 2008	15,000	15,187
7.25%, 2019 (2)(3)	375,000	363,750
Hilcorp Energy I, LP
7.75%, 2015 (2)(3)	250,000	242,500
MarkWest Energy Partners, LP
8.50%, 2016	400,000	407,000
Plains Exploration & Production Company
7.00%, 2017	500,000	473,750
Range Resources Corporation
7.38%, 2013	75,000	75,750
VeraSun Energy Corporation
9.375%, 2017 (2)(3)	250,000	232,500

		1,810,437

Industrial - Other - 2.6%
Anixter International, Inc.
5.95%, 2015	250,000	233,750
Belden CDT, Inc.
7.00%, 2017 (2)(3)	300,000	295,500
Corrections Corporation of America
7.50%, 2011	200,000	202,750
Iron Mountain, Inc.
8.25%, 2011 (2)	800,000	800,000
USEC, Inc.
6.75%, 2009	1,625,000	1,592,500

		3,124,500

Insurance - Life - 0.2%
Genamerica Capital I
8.53%, 2027 (2)(3)	175,000	182,745
USI Holdings Corporation
9.75%, 2015 (2)(3)	100,000	99,500

		282,245

Insurance - Property & Casually - 2.4%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,825,000	2,810,875

Media - Cable - 2.6%
Cablevision Systems Corporation
9.82%, 2009 (6)	250,000	261,250
CSC Holdings, Inc.
7.25%, 2008	375,000	377,812
8.125%, 2009 to 2009	35,000	35,700
6.75%, 2012	325,000	308,750
Jones Intercable, Inc.
7.63%, 2008	200,000	202,936
Satelites Mexicanos S.A. de CV
14.11%, 2011 (6)	1,464,175	1,537,384
Shaw Communications, Inc.
7.25%, 2011	375,000	386,250

		3,110,082

Media - Non Cable - 4.3%
Block Communications, Inc.
8.25%, 2015 (2)(3)	975,000	984,750
Bonten Media Acquisition Company
9.00%, 2015 (2)(3)	100,000	97,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Non Cable (continued)
CMP Susquehanna Corporation
10.125%, 2014 (2)(3)(4)	$1,200,000	$1,200,000
Fisher Communications, Inc.
8.63%, 2014	250,000	266,250
Historic TW, Inc.
9.125%, 2013	30,000	34,461
Intelsat, Ltd.
7.63%, 2012	725,000	647,063
Lamar Media Corporation
6.63%, 2015	250,000	236,875
Morris Publishing Group LLC
7.00%, 2013 (3)	1,625,000	1,421,875
Reader’s Digest Association, Inc.
9.00%, 2017 (2)(3)	150,000	140,250
RH Donnelley Finance Corporation I
10.88%, 2012 (2)(3)	125,000	133,281

		5,162,305

Metals & Mining - 2.4%
AK Steel Corporation
7.88%, 2009	498,000	496,755
Asia Aluminum Holdings, Ltd.
8.00%, 2011 (2)(3)	1,400,000	1,379,000
Bulong Operations Pty, Ltd.
12.50%, 2008 (1)(5)	185,000	—
National Steel Corporation
9.875%, 2009 (1)(5)(7)	15,915	—
Noble Group, Ltd.
6.63%, 2015 (2)(3)	550,000	504,543
PNA Group, Inc.
10.75%, 2016 (2)(3)	500,000	545,000

		2,925,298

Natural Gas Pipelines - 1.8%
Regency Energy Partners, LP
8.38%, 2013 (2)(3)	1,700,000	1,751,000
Williams Companies, Inc.
6.38%, 2010 (2)(3)	200,000	200,500
Williams Partners, LP
7.25%, 2017	250,000	251,250

		2,202,750

Oil Field Services - 1.3%
Calfrac Holdings LP
7.75%, 2015 (2)(3)	250,000	239,375
Parker Drilling Company
10.11%, 2010 (6)	450,000	455,062
Pemex Project Funding Master Trust
8.50%, 2008	30,000	30,510
7.875%, 2009 (4)	35,000	36,103
9.125%, 2010	40,000	44,000
Stallion Oilfield Services
9.75%, 2015 (2)(3)	700,000	714,000

		1,519,050

Packaging - 0.9%
Ball Corporation
6.88%, 2012	250,000	250,000
Graham Packaging Company, Inc.
9.88%, 2014	625,000	632,031
Owens Brockway Glass Container, Inc.
7.75%, 2011	200,000	205,250
Owens-Illinois, Inc.
7.50%, 2010	30,000	30,263

		1,117,544

Paper - 1.5%
Georgia-Pacific Corporation
7.13%, 2017 (2)(3)	325,000	312,000
Sino-Forest Corporation
9.13%, 2011 (2)(3)	1,375,000	1,457,500

		1,769,500

Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International
7.00%, 2011	1,550,000	1,511,250

Refining - 1.4%
Frontier Oil Corporation
6.63%, 2011	300,000	292,500
United Refining Company
10.50%, 2012 (2)(3)	1,350,000	1,397,250

		1,689,750

REIT’s - 1.2%
American Real Estate Partners, LP
8.13%, 2012	1,000,000	1,003,750
7.13%, 2013	400,000	386,000

		1,389,750

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc
7.86%, 2014 (2)(3)(6)	150,000	151,125

Retailers - 6.1%
Blockbuster, Inc.
9.00%, 2012 (4)	1,100,000	1,017,500
Claire’s Stores, Inc.
10.50%, 2017 (2)(3)	1,500,000	1,368,750
Duane Reade, Inc.
9.75%, 2011	1,300,000	1,270,750
GSC Holdings Corporation
8.00%, 2012	625,000	653,125
JC Penney Corporation, Inc.
7.375%, 2008	40,000	40,568
Michaels Stores, Inc.
11.38%, 2016 (2)(3)	1,500,000	1,567,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Retailers (continued)
PCA LLC
11.875%, 2009	$30,000	$1,616
Saks, Inc.
9.875%, 2011	1,300,000	1,420,250

		7,340,059

Services - 0.0%
American ECO Corporation
9.625%, 2008 (1)(2)(5)(7)	200,000	—

Supermarkets - 0.0%
Fleming Companies, Inc.
9.88%, 2012 (1)(5)(7)	400,000	—

Technology - 4.6%
Amkor Technology, Inc.
9.25%, 2016	1,350,000	1,390,500
Clarke American Corporation
10.106%, 2015 (2)(3)(6)	1,400,000	1,351,000
Freescale Semiconductor, Inc.
10.13%, 2016 (2)(3)	1,275,000	1,198,500
NXP BV
9.50%, 2015	650,000	640,250
Seagate Technology HDD Holdings
6.80%, 2016	650,000	624,000
Viasystems, Inc.
10.50%, 2011	350,000	357,000

		5,561,250

Telecommunications - Wireless - 3.5%
American Cellular Corporation
10.00%, 2011	161,000	168,648
Dobson Communications Corporation
9.606%, 2012 (6)	350,000	357,000
iPCS, Inc.
8.605%, 2014 (2)(3)(6)	400,000	401,000
MetroPCS Wireless, Inc.
9.25%, 2014 (2)(3)	675,000	696,937
Rural Cellular Corporation
9.75%, 2010	1,175,000	1,213,188
11.106%, 2012 (6)	650,000	669,500
8.36%, 2013 (2)(3)(6)	675,000	671,625

		4,177,898

Telecommunications - Wirelines - 0.1%
EXDS, Inc.
11.625%, 2010 (1)(5)(7)	340,726	—
Qwest Corporation
7.88%, 2011	150,000	156,375
Telecommunications Technique
9.75%, 2008 (1)(5)(7)	30,000	—

		156,375

Textile - 0.2%
Invista
9.25%, 2012 (2)(3)	250,000	264,375

Transportation - Other - 0.5%
St. Acquisition Corporation
12.50%, 2017 (2)(3)	675,000	637,875

Transportation Services - 1.1%
American Railcar Industries, Inc.
7.50%, 2014	250,000	248,750
Overseas Shipholding Group
8.25%, 2013	400,000	410,000
US Shipping Partners, LP Shipping Finance Corporation
13.00%, 2014	625,000	678,125

		1,336,875

TOTAL CORPORATE BOND (Cost $92,753,473)		$92,244,178

FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.375%, 2012	80,000	85,344

TOTAL FOREIGN BOND (Cost $79,260)		$85,344

FOREIGN GOVERNMENT BOND - 0.4%
Chile - 0.1%
Chile Government International Bond
5.625%, 2007	100,000	100,000
7.125%, 2012	25,000	26,440

		126,440

Mexico - 0.2%
Mexico Government International Bond
8.375%, 2011	85,000	92,225
7.50%, 2012	116,000	124,294

		216,519

Philippines - 0.0%
Philippine Government International Bond
8.375%, 2009	30,000	31,050

Russia - 0.1%
Russia Government International Bond
8.25%, 2010 (2)(3)	24,334	25,247
Russian Ministry of Finance
3.00%, 2011	80,000	72,047

		97,294

South Africa - 0.0%
South Africa Government International Bond
7.375%, 2012	35,000	37,187

TOTAL FOREIGN GOVERNMENT BOND (Cost $470,833)		$508,490

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series P (High Yield Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 3.8%
Automotive - 1.1%
Ford Motor Company, Term Loan B
8.36%, 2013 (8)	$1,293,500	$1,297,983

Business Equipment & Services - 1.0%
VNU, Term Loan
7.607%, 2013 (8)	1,240,625	1,246,828

Health Care - 0.8%
DaVita, Inc., Term Loan B
6.85%, 2012 (8)	491,602	491,909
6.86%, 2012 (8)	132,282	132,364
6.88% to 6.88%, 2012 (8)	297,161	297,347

		921,620

Hotels, Motels, lnns & Casinos - 0.5%
Delphi, Term Loan C
8.125%, 2007 (8)	650,000	650,547

Utilities - 0.4%
LS Power, Term Loan B
9.11%, 2015 (8)	500,000	502,917

TOTAL SENIOR FLOATING RATE INTERESTS (Cost $4,599,758)		$4,619,895

ASSET BACKED SECURITIES - 0.0%
Other - 0.0%
Pegasus Aviation Lease Securitization
2000-1, 8.42%, 2030 (1)(2)(7)	489,231	—

TOTAL ASSET BACKED SECURITIES (Cost $370,950)		$—

ASSET BACKED COMMERCIAL PAPER - 2.3%
Financial Companies - Miscellaneous
Receivables - 1.2%
Fairway Finance Corporation
5.30%, 7/2/2007	1,500,000	1,499,779

Financial Companies - Trade
Receivables - 1.1%
Sheffield Receivables Corporation
5.29%, 7/16/2007	1,300,000	1,297,135

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $2,796,914)		$2,796,914

COMMERCIAL PAPER - 6.1%
Banking - 1.2%
UBS Finance (Delaware) LLC
5.255%, 7/25/2007	1,500,000	1,494,745

Electric - 2.5%
Florida Power & Light Company
5.35%, 7/18/2007	1,500,000	1,496,210
Southern Company
5.28%, 7/12/2007	1,500,000	1,497,580

		2,993,790

Non U.S. Banking - 1.2%
Danske Corporation
5.25%, 7/10/2007	1,400,000	1,398,145

Pharmaceuticals - 1.2%
Abbott Laboratories
5.27%, 7/6/2007	1,500,000	1,498,902

TOTAL COMMERCIAL PAPER (Cost $7,385,582)		$7,385,582

REPURCHASE AGREEMENT - 5 7%
United Missouri Bank, 5.45%, dated 6/29/07, matures 7/02/07; repurchase amount of $6,846,772 (Collateralized by FHLB, 5.45%, 6/12/08 with a value of $6,985,104)	$6,844,000	$6,844,000

TOTAL REPURCHASE AGREEMENT (Cost $6,844,000)		$6,844,000

Total Investments (SBL P Fund)		$120,903,050
(Cost $122,209,320) - 100.6%
Liabilities in Excess of Other Assets - (0.6)%		(772,296)

TOTAL NET ASSETS - 100.0%		$120,130,754

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $121,477,690.

*	- Non-income producing security
1	- Security is deemed illiquid. See Note 6 in notes to financial statements.
2	- Security was acquired through a private placement.
3	- Security is a 144A security, which places restrictions on resale. See Note 7 in notes to financial statements.
4	- Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.
5	- Security is in default of interest and/or principal obligations.
6	- Variable rate security. Rate indicated is rate effective at June 30, 2007.
7	- Security is fair valued by the Board of Directors. See Note 5 in notes to financial statements.
8	- Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series P
(High Yield Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$120,903,050
Receivables:
Fund shares sold	110,137
Interest	1,933,560
Prepaid expenses	1,303

Total assets	122,948,050

Liabilities:
Cash overdraft	1,182,181
Payable for:
Fund shares redeemed	88,384
Securities purchased	1,442,000
Management fees	74,816
Custodian fees	1,278
Transfer agent/maintenance fees	2,083
Administration fees	13,077
Professional fees	8,542
Directors’ fees	382
Other	4,553

Total liabilities	2,817,296

Net Assets	$120,130,754

Net assets consist of:
Paid in capital	$108,834,570
Undistributed net investment income	11,055,218
Undistributed net realized gain on sale of investments	1,547,236
Net unrealized depreciation in value of investments	(1,306,270)

Net assets	$120,130,754

Capital shares authorized	unlimited
Capital shares outstanding	6,224,164
Net asset value per share (net assets divided by shares outstanding)	$19.30

[1] Investments, at cost	$122,209,320
Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$4,474,476
Dividends	138,893

Total investment income	4,613,369

Expenses:
Management fees	429,118
Custodian fees	6,503
Transfer agent/maintenance fees	12,588
Administration fees	61,404
Directors’ fees	2,911
Professional fees	4,512
Reports to shareholders	4,110
Other expenses	1,907

Total expenses	523,053
Less: Earnings credits applied	(504)

Net expenses	522,549

Net investment income	4,090,820

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	991,867

Net realized gain	991,867

Net unrealized depreciation during the period on:
Investments	(2,092,818)

Net unrealized depreciation	(2,092,818)

Net realized and unrealized loss	(1,100,951)

Net increase in net assets resulting from operations	$2,989,869

The accompanying notes are an integral part of the financial statements.

Series P
Statement of Changes in Net Assets	(High Yield Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$4,090,820	$6,360,571
Net realized gain during the period on investments	991,867	1,004,753
Net unrealized appreciation (depreciation) during the period on investments	(2,092,818)	1,995,013

Net increase in net assets resulting from operations	2,989,869	9,360,337

Capital share transactions:
Proceeds from sale of shares	38,394,896	63,798,723
Cost of shares redeemed	(27,398,123)	(44,986,293)

Net increase from capital share transactions	10,996,773	18,812,430

Net increase in net assets	13,986,642	28,172,767

Net assets:
Beginning of period	106,144,112	77,971,345

End of period	$120,130,754	$106,144,112

Undistributed net investment income at end of period	$11,055,218	$6,964,398

Capital Share Activity:
Shares sold	2,000,638	3,584,516
Shares redeemed	(1,426,772)	(2,547,382)

Total capital share activity	573,866	1,037,134

The accompanying notes are an integral part of the financial statements.

Series P
Financial Highlights	(High Yield Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[e,f]	2006	2005	2004	2003	Year Ended, December 31, 2002[d]
Per Share Data
Net asset value, beginning of period	$18.79	$16.90	$16.28	$14.71	$12.79	$13.60

Income (loss) from investment operations:
Net investment income	0.68	0.90	1.09	1.12	0.90	0.93
Net gain (loss) on securities (realized and unrealized)	(0.17)	0.99	(0.47)	0.58	1.87	(0.88)

Total from investment operations	0.51	1.89	0.62	1.70	2.77	0.05

Less distributions:
Dividends from net investment income	—	—	—	(0.13)	(0.85)	(0.86)

Total distributions	—	—	—	(0.13)	(0.85)	(0.86)

Net asset value, end of period	$19.30	$18.79	$16.90	$16.28	$14.71	$12.79

Total Return[a]	2.71%	11.18%	3.81%	11.61%	21.71%	0.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$120,131	$106,144	$77,971	$74,316	$78,491	$41,381

Ratios to average net assets:
Net investment income	7.15%	7.24%	7.13%	7.08%	7.53%	8.12%
Total expenses[b]	0.91%	0.93%	0.97%	0.94%	0.87%	0.88%
Net expenses[c]	0.91%	0.93%	0.97%	0.94%	0.87%	0.88%

Portfolio turnover rate	69%	52%	64%	63%	52%	80%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and earnings credits, as applicable.
[d]	The financial highlights for Series P exclude the historical financial highlights of Series K. The assets of Series K were acquired by Series P on August 27, 2002.
[e]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series Q

SMALL CAP VALUE SERIES

Subadviser,

Wells Capital Management, Incorporated

Series Q
Performance Summary	(Small Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q. The Russell 2000 Index is a capitalization-weighted index that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Portfolio Composition by Sector

Consumer Discretionary	7.71%
Consumer Staples	1.87
Energy	27.24
Financials	2.12
Health Care	7.82
Industrials	12.47
Information Technology	14.73
Materials	17.82
Telecommunication Services	0.71
Repurchase Agreement	9.40
Liabilities, less cash & other assets	(1.89)
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	Since Inception (5-1-00)
Series Q	20.54%	18.22%	18.05%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series Q
Performance Summary	(Small Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series Q (Small Cap Value Series)
Actual	$1,000.00	$1,140.40	$6.26
Hypothetical	1,000.00	1,018.94	5.91

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 14.04%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.18% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 91.9%
Aerospace & Defense - 0.1%
Armor Holdings, Inc. * (1)	2,500	$217,175

Air Freight & Logistics - 0.4%
EGL, Inc. *	14,200	660,016

Airlines - 0.2%
Lan Airlines S.A. ADR	5,200	437,580

Apparel Retail - 1.2%
Foot Locker, Inc.	43,200	941,760
Payless ShoeSource, Inc. * (1)	4,000	126,200
Tween Brands, Inc. * (1)	22,400	999,040

		2,067,000

Apparel, Accessories & Luxury Goods - 0.3%
Hanesbrands, Inc. *	22,500	608,175

Automobile Manufacturers - 1.4%
Fleetwood Enterprises, Inc. *	274,520	2,484,406

Biotechnology - 1.2%
CV Therapeutics, Inc. * (1)	137,800	1,820,338
Infinity Pharmaceuticals, Inc. *	24,700	268,736

		2,089,074

Broadcasting & Cable TV - 0.6%
Discovery Holding Company * (1)	36,100	829,939
Entravision Communications Corporation *	25,100	261,793

		1,091,732

Casinos & Gaming - 0.3%
Empire Resorts, Inc. *	63,100	458,737

Coal & Consumable Fuels - 0.2%
Evergreen Energy, Inc. *	64,900	391,347

Commercial Printing - 0.6%
Deluxe Corporation (1)	24,500	994,945

Commodity Chemicals - 0.4%
Calgon Carbon Corporation *	43,600	505,760
Wellman, Inc.	94,300	286,672

		792,432

Communications Equipment - 5.7%
3Com Corporation *	662,000	2,734,060
Andrew Corporation *	146,600	2,116,904
China GrenTech Corporation, Ltd. ADR *	97,660	1,306,691
Finisar Corporation *	252,100	952,938
MasTec, Inc. *	113,300	1,792,406
Nortel Networks Corporation *	53,400	1,284,270

		10,187,269

Computer Hardware - 0.6%
Cray, Inc. *	146,000	1,113,980

Computer Storage & Peripherals - 3.1%
Electronics for Imaging *	33,300	939,726
Intermec, Inc. * (1)	182,400	4,616,544

		5,556,270

Construction & Engineering - 2.9%
Chicago Bridge & Iron Company N.V. (1)	138,400	5,223,216

Construction Materials - 0.6%
U.S. Concrete, Inc. *	128,900	1,120,141

Data Processing & Outsourced Services - 1.3%
Authorize.Net Holdings, Inc. * (1)	132,000	2,361,480

Diversified Chemicals - 0.4%
Ashland, Inc. (1)	11,700	748,215

Diversified Commercial & Professional Services - 2.2%
Geo Group, Inc. * (1)	114,400	3,329,040
Healthcare Services Group	23,300	687,350

		4,016,390

Electrical Components & Equipment - 2.5%
Encore Wire Corporation (1)	40,540	1,193,498
GrafTech International, Ltd. * (1)	139,400	2,347,496
Power-One, Inc. *	259,200	1,031,616

		4,572,610

Electronic Equipment Manufacturers - 2.4%
Cognex Corporation (1)	64,500	1,451,895
Coherent, Inc. *	48,600	1,482,786
OSI Systems, Inc. *	49,765	1,361,073

		4,295,754

Environmental & Facilities Services - 1.5%
ABM Industries, Inc.	100,000	2,581,000
Layne Christensen Company *	4,000	163,800

		2,744,800

Gold - 7.0%
Goldcorp, Inc.	270,100	6,398,669
Meridian Gold, Inc. * (1)	50,600	1,395,548
Randgold Resources, Ltd. ADR	218,700	4,852,953

		12,647,170

Health Care Equipment - 0.4%
Symmetry Medical, Inc. *	43,800	701,238

Health Care Facilities - 1.1%
Manor Care, Inc. (1)	30,600	1,997,874

Health Care Services - 2.0%
Cross Country Healthcare, Inc. *	111,000	1,851,480
Gentiva Health Services, Inc. *	77,300	1,550,638

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Health Care Services (continued)
Omnicare, Inc. (1)	3,000	$108,180

		3,510,298

Health Care Supplies - 1.0%
OraSure Technologies, Inc. *	228,300	1,867,494

Homebuilding - 1.8%
Champion Enterprises, Inc. * (1)	326,400	3,208,512

Housewares & Specialties - 0.3%
Jarden Corporation * (1)	12,600	541,926

Human Resource & Employment Services - 0.9%
CDI Corporation	13,000	418,600
Kforce, Inc. *	75,900	1,212,882

		1,631,482

Integrated Oil & Gas - 0.9%
InterOil Corporation * (1)	82,700	1,566,338

Integrated Telecommunication Services - 0.7%
Cincinnati Bell, Inc. *	222,100	1,283,738

Internet Software & Services - 0.8%
Cybersource Corporation *	1,100	13,266
Vignette Corporation *	74,300	1,423,588

		1,436,854

IT Consulting & Other Services - 0.4%
MPS Group, Inc. *	53,700	717,969
SRA International, Inc. * (1)	2,900	73,254

		791,223

Life Sciences Tools & Services - 0.9%
Applera Corporation - Applied Biosystems Group (1)	17,300	528,342
MDS, Inc.	54,100	1,100,394

		1,628,736

Metal & Glass Containers - 0.6%
Constar International, Inc. *	37,100	228,165
Intertape Polymer Group, Inc. *	200,500	902,250

		1,130,415

Office Services & Supplies - 0.7%
ACCO Brands Corporation *	57,100	1,316,155

Oil & Gas Drilling - 3.3%
Helmerich & Payne, Inc. (1)	83,300	2,950,486
Parker Drilling Company * (1)	7,300	76,942
Pride International, Inc. *	38,000	1,423,480
Transocean, Inc. *	14,500	1,536,710

		5,987,618

Oil & Gas Equipment & Services - 12.2%
Boots & Coots International Control, Inc. *	32,700	56,571
Global Industries, Ltd. * (1)	342,400	9,183,168
Input/Output, Inc. *	46,600	727,426
Key Energy Services, Inc. *	154,035	2,854,268
Matrix Service Company * (1)	11,400	283,290
Newpark Resources *	287,500	2,228,125
Oceaneering International, Inc. *	49,900	2,626,736
PHI, Inc. (Non Voting)*	34,900	1,039,671
PHI, Inc. *	6,400	198,400
Smith International, Inc. (1)	10,100	592,264
Willbros Group, Inc. * (1)	75,800	2,249,744

		22,039,663

Oil & Gas Exploration & Production - 9.9%
Forest Oil Corporation * (1)	36,500	1,542,490
Helix Energy Solutions Group, Inc. *	53,600	2,139,176
Mariner Energy, Inc. *	16,600	402,550
McMoRan Exploration Company *	122,300	1,712,200
Newfield Exploration Company * (1)	29,500	1,343,725
Noble Energy, Inc. (1)	19,800	1,235,322
PetroHawk Energy Corporation *	23,100	366,366
Petroquest Energy, Inc. *	40,600	590,324
Pioneer Natural Resources Company	14,100	686,811
Range Resources Corporation (1)	208,800	7,811,208

		17,830,172

Oil & Gas Storage & Transportation - 0.2%
El Paso Corporation	18,700	322,201

Packaged Foods & Meats - 1.3%
Del Monte Foods Company	194,800	2,368,768

Paper Packaging - 0.3%
Chesapeake Corporation (1)	35,700	448,749

Paper Products - 0.7%
Wausau Paper Corporation	94,600	1,267,640

Personal Products - 0.6%
Prestige Brands Holdings, Inc. *	76,300	990,374

Pharmaceuticals - 1.3%
Alpharma, Inc.	67,900	1,766,079
Salix Pharmaceuticals, Ltd. *	42,285	520,105

		2,286,184

Precious Metals & Minerals - 2.3%
Apex Silver Mines, Ltd. * (1)	208,700	4,211,566

Property & Casualty Insurance - 1.9%
Argonaut Group, Inc.	66,300	2,069,223
Bristol West Holdings, Inc.	9,500	212,515
Donegal Group, Inc.	7,700	114,730

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Property & Casualty Insurance (continued)
Mercury General Corporation	17,800	$980,958

		3,377,426

Publishing - 1.7%
McClatchy Company	31,900	807,389
ProQuest Company *	53,500	505,575
RH Donnelley Corporation *	24,000	1,818,720

		3,131,684

Real Estate Management & Development - 0.2%
Affordable Residential Communities, Inc. *	28,700	339,234

Regional Banks - 0.1%
Colonial BancGroup, Inc.	3,800	94,886

Semiconductor Equipment - 0.4%
Credence Systems Corporation *	214,700	772,920

Specially Chemicals - 0.8%
OM Group, Inc. * (1)	20,600	1,090,152
Symyx Technologies *	33,200	382,132

		1,472,284

Specially Stores - 0.2%
Sharper Image Corporation *	25,100	285,889

Steel - 4.6%
Carpenter Technology Corporation (1)	20,100	2,619,231
IPSCO, Inc. (1)	7,900	1,255,152
Steel Dynamics, Inc. (1)	79,100	3,315,081
United States Steel Corporation (1)	5,700	619,875
Webco Industries, Inc. *	4,740	436,080

		8,245,419

Trucking - 0.3%
Covenant Transportation Group, Inc.*	42,050	479,370

TOTAL COMMON STOCK (Cost $117,111,054)		$165,444,244

FOREIGN STOCK - 0.6%
Canada - 0.6%
Air Canada *	11,100	143,804
Trilogy Energy Trust	100,225	904,208

		1,048,012

TOTAL FOREIGN STOCK (Cost $1,637,869)		$1,048,012

REPURCHASE AGREEMENT - 9.4%
State Street, 2.75%, dated 6/29/07, matures 7/02/07; repurchase amount of $16,915,633 (Collateralized by FHLB, 10/19/07 with a value of $17,253,376)	$16,911,758	$16,911,758

TOTAL REPURCHASE AGREEMENT (Cost $16,911,758)		$16,911,758

Total Investments (SBL Q Fund)		$183,404,014
(Cost $135,660,681) - 101.9%
Liabilities in Excess of Other Assets - (1.9%)		(3,406,468)

TOTAL NET ASSETS - 100.0%		$179,997,546

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $136,260,176.

*	- Non-income producing security
1	- Security is segregated as collateral for open written option contracts.

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series Q
(Small Cap Value Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$183,404,014
Cash	9,836
Cash denominated in a foreign currency, at value[2]	7,998
Receivables:
Fund shares sold	281,602
Securities sold	452,715
Dividends	134,367
Prepaid expenses	2,368

Total assets	184,292,900

Liabilities:
Payable for:
Securities purchased	878,109
Fund shares redeemed	342,467
Written options, at value (premiums received, $2,872,507)	2,873,085
Management fees	148,877
Custodian fees	14,000
Transfer agent/maintenance fees	2,083
Administration fees	16,726
Professional fees	11,145
Directors’ fees	857
Other	8,005

Total liabilities	4,295,354

Net Assets	$179,997,546

Net assets consist of:
Paid in capital	$106,787,676
Accumulated net investment loss	(292,022)
Undistributed net realized gain on sale of investments, options written and foreign currency transactions	25,759,162
Net unrealized appreciation in value of investments, options written and translation of assets and liabilities in foreign currency	47,742,730

Net assets	$179,997,546

Capital shares authorized	Unlimited
Capital shares outstanding	6,038,832
Net asset value per share (net assets divided by shares outstanding)	$29.81

[1] Investments, at cost	$135,660,681
[2] Cash denominated in a foreign currency, at cost	7,977

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends (net of foreign tax withholding of $6,869)	$471,361
Interest	218,182

Total investment income	689,543

Expenses:
Management fees	832,913
Custodian fees	32,679
Transfer agent/maintenance fees	12,582
Administration fees	82,508
Directors’ fees	4,453
Professional fees	8,670
Reports to shareholders	7,045
Other expenses	3,543

Total expenses	984,393
Less: Earnings credits applied	(2,980)

Net expenses	981,413

Net investment loss	(291,870)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	13,528,155
Options written	(2,161,152)
Foreign currency transactions	299

Net realized gain	11,367,302

Net unrealized appreciation (depreciation) during the period on:
Investments	11,604,380
Options written	(602,663)
Translation of assets and liabilities in foreign currencies	184

Net unrealized appreciation	11,001,901

Net realized and unrealized gain	22,369,203

Net increase in net assets resulting from operations	$22,077,333

The accompanying notes are an integral part of the financial statements.

Series Q
Statement of Changes in Net Assets	(Small Cap Value Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(291,870)	$(563,661)
Net realized gain during the period on investments, options written and foreign currency transactions	11,367,302	14,882,354
Net unrealized appreciation during the period on investments, options written and translation of assets and liabilities in foreign currencies	11,001,901	4,610,904

Net increase in net assets resulting from operations	22,077,333	18,929,597

Capital share transactions:
Proceeds from sale of shares	30,439,567	72,004,481
Cost of shares redeemed	(32,371,287)	(75,248,438)

Net decrease from capital share transactions	(1,931,720)	(3,243,957)

Net increase in net assets	20,145,613	15,685,640

Net assets:
Beginning of period	159,851,933	144,166,293

End of period	$179,997,546	$159,851,933

Accumulated net investment loss at end of period	$(292,022)	$(152)

Capital Share Activity:
Shares sold	1,091,051	2,918,282
Shares redeemed	(1,167,860)	(3,057,766)

Total capital share activity	(76,809)	(139,484)

The accompanying notes are an integral part of the financial statements.

Series Q
Financial Highlights	(Small Cap Value Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d,e]	2006	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$26.14	$23.05	$20.13	$16.84	$11.24	$12.79

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.11)	(0.12)	(0.03)	(0.09)
Net gain (loss) on securities (realized and unrealized)	3.72	3.18	3.03	3.53	5.73	(0.79)

Total from investment operations	3.67	3.09	2.92	3.41	5.70	(0.88)

Less distributions:
Distributions from realized gains	—	—	—	(0.12)	(0.10)	(0.67)

Total distributions	—	—	—	(0.12)	(0.10)	(0.67)

Net asset value, end of period	$29.81	$26.14	$23.05	$20.13	$16.84	$11.24

Total Return[a]	14.04%	13.41%	14.51%	20.37%	50.90%	(6.96)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$179,998	$159,852	$144,166	$112,133	$87,297	$50,830

Ratios to average net assets:
Net investment loss	(0.35)%	(0.36)%	(0.58)%	(0.68)%	(0.28)%	(0.59)%
Total expenses[b]	1.18%	1.25%	1.22%	1.19%	1.22%	1.22%
Net expenses[c]	1.18%	1.24%	1.22%	1.19%	1.22%	1.22%

Portfolio turnover rate	39%	46%	37%	43%	37%	56%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series V

MID CAP VALUE SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series V
Performance Summary	(Mid Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on June 30, 1997 and reflects the fees and expenses of Series V. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	10 Years
Series V	16.31%	19.61%	19.70%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	4.68%
Consumer Staples	7.77
Energy	17.58
Financials	13.72
Health Care	2.68
Industrials	22.29
Information Technology	14.90
Materials	4.42
Utilities	6.36
Convertible Bonds	0.35
Asset Backed Commerical Paper	2.37
Commercial Paper	2.61
Warrants	0.17
U.S. Government Sponsored Agencies	0.53
Repurchase Agreement	0.07
Liabilities, less cash & other assets	(0.50)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series V
Performance Summary	(Mid Cap Value Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007–June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series V (Mid Cap Value Series)
Actual	$1,000.00	$1,108.60	$4.60
Hypothetical	1,000.00	1,020.43	4.41

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 10.86%.

[2]

Expenses are equal to the Series annualized expense ratio 0.88% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 94.0%
Aerospace & Defense - 1.8%
Orbital Sciences Corporation *	402,500	$8,456,525

Agricultural Products - 0.5%
Corn Products International, Inc.	58,000	2,636,100

Apparel Retail - 1.4%
Stein Mart, Inc.	200,000	2,452,000
Talbots, Inc.	172,400	4,315,172

		6,767,172

Apparel, Accessories & Luxury Goods - 0.9%
Oxford Industries, Inc.	100,000	4,434,000

Application Software - 2.2%
EPIQ Systems, Inc. *	525,200	8,487,232
PLATO Learning, Inc. *	440,000	2,024,000

		10,511,232

Auto Parts & Equipment - 0.4%
HydroGen Corporation * (1)	403,000	1,813,500

Building Products - 0.5%
Trex Company, Inc. *	122,000	2,394,860

Coal & Consumable Fuels - 7.8%
Arch Coal, Inc.	300,000	10,440,000
Consol Energy, Inc.	145,400	6,704,394
Evergreen Energy, Inc. *	1,451,000	8,749,530
USEC, Inc. * (2)	512,100	11,255,958

		37,149,882

Communications Equipment - 2.9%
EFJ, Inc. *	397,700	2,143,603
MasTec, Inc. *	580,000	9,175,600
MRV Communications, Inc. *	780,000	2,535,000

		13,854,203

Computer Storage & Peripherals - 0.2%
STEC, Inc. *	143,750	924,313

Construction & Engineering - 8.9%
Insituform Technologies, Inc. *	196,000	4,274,760
Quanta Services, Inc. * (2)	600,700	18,423,469
Shaw Group, Inc. * (2)	423,000	19,580,670

		42,278,899

Consumer Finance - 1.1%
First Marblehead Corporation	132,000	5,100,480

Data Processing & Outsourced Services - 5.8%
Affiliated Computer Services, Inc.*	225,000	12,762,000
Computer Sciences Corporation *	250,000	14,787,500

		27,549,500

Diversified Commercial & Professional Services - 3.9%
FTI Consulting, Inc. *	225,000	8,556,750
Navigant Consulting, Inc. *	228,000	4,231,680
PHH Corporation *	185,000	5,773,850

		18,562,280

Drug Retail - 1.3%
Longs Drug Stores Corporation	115,000	6,039,800

Electric Utilities - 5.8%
Allete, Inc. (2)	33,500	1,576,175
Empire District Electric Company	48,200	1,078,234
Great Plains Energy, Inc.	661,350	19,258,512
Northeast Utilities	125,300	3,553,508
Westar Energy, Inc.	100,000	2,428,000

		27,894,429

Electrical Components & Equipment - 1.1%
Lime Energy Company *	74,700	141,930
Power-One, Inc. *	1,231,200	4,900,176

		5,042,106

Electronic Manufacturing Services - 1.9%
Maxwell Technologies, Inc. *	343,200	4,880,304
Merix Corporation *	530,600	4,186,434

		9,066,738

Health Care Equipment - 0.2%
HealthTronics, Inc. *	250,000	1,087,500

Health Care Facilities - 2.4%
Community Health Systems, Inc. *	90,000	3,640,500
Triad Hospitals, Inc. *	150,000	8,064,000

		11,704,500

Highways & Railtracks - 0.9%
Quixote Corporation (1)	222,000	4,151,400

Home Furnishings - 0.6%
Leggett & Platt, Inc.	130,200	2,870,910

Industrial Conglomerates - 5.2%
McDermott International, Inc. *	295,900	24,595,208

Integrated Oil & Gas - 1.7%
Murphy Oil Corporation	137,000	8,143,280

Life & Health Insurance - 0.5%
KMG America Corporation *	438,600	2,302,650

Mortgage REIT’s - 2.1%
HomeBanc Corporation	321,600	408,432
Luminent Mortgage Capital, Inc.	345,000	3,481,050
MFA Mortgage Investments, Inc.	580,000	4,222,400
Opteum, Inc.	768,100	2,089,232

		10,201,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Multi - Line Insurance - 1.4%
American Financial Group, Inc.	198,000	$6,761,700

Multi-Utilities - 0.5%
TECO Energy, Inc.	140,000	2,405,200

Oil & Gas Drilling - 2.7%
Helmerich & Payne, Inc.	365,000	12,928,300

Oil & Gas Equipment & Services - 1.4%
Key Energy Services, Inc. *	350,000	6,485,500

Oil & Gas Exploration & Production - 1.8%
Gulfport Energy Corporation *	125,300	2,503,494
Newfield Exploration Company *	129,000	5,875,950

		8,379,444

Oil & Gas Refining & Marketing - 0.4%
Nova Biosource Fuels, Inc. *	738,700	1,883,685

Oil & Gas Storage & Transportation - 1.8%
Williams Companies, Inc. (2)	280,000	8,853,600

Packaged Foods & Meats - 3.8%
Hormel Foods Corporation	233,000	8,702,550
JM Smucker Company	150,000	9,549,000

		18,251,550

Paper Packaging - 3.3%
Bemis Company, Inc.	232,000	7,697,760
Sonoco Products Company	184,700	7,907,007

		15,604,767

Personal Products - 2.1%
Alberto-Culver Company	90,000	2,134,800
Playtex Products, Inc. * (2)	540,000	7,997,400

		10,132,200

Property & Casually Insurance - 4.6%
Alleghany Corporation *	14,644	5,952,843
Employers Holdings, Inc.	118,700	2,521,188
Hanover Insurance Group, Inc.	101,200	4,937,548
North Pointe Holdings Corporation * (1)	254,000	2,608,580
United America Indemnity, Ltd. *	80,500	2,002,035
W.R. Berkley Corporation	115,900	3,771,386

		21,793,580

Regional Banks - 3.9%
Commerce Bancshares, Inc.	155,300	7,035,090
Whitney Holding Corporation	188,900	5,685,890
Wilmington Trust Corporation	145,000	6,018,950

		18,739,930

Semiconductor Equipment - 0.7%
Ultratech, Inc. *	244,500	3,259,185

Semiconductors - 1.2%
Applied Micro Circuits Corporation *	460,000	1,150,000
IXYS Corporation *	570,000	4,759,500

		5,909,500

Specialized Consumer Services - 1.2%
Regis Corporation	147,300	5,634,225

Specialty Chemicals - 0.9%
Minerals Technologies, Inc.	65,700	4,398,615

Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. *	90,000	810,000

Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc. *	47,200	537,608

TOTAL COMMON STOCK (Cost $315,569,861)		$448,301,170

PREFERRED STOCK - 0.4%
Diversified Metals & Mining - 0.2%
Arch Coal, Inc.	5,200	878,800

Environmental & Facilities Services - 0.2%
ThermoEnergy Corporation PIPE * (1)(3)(4)	1,130,000	791,000

Metal & Glass Containers - 0.0%
Owens-Illinois, Inc.	5,500	232,375

TOTAL PREFERRED STOCK (Cost $1,528,598)		$1,902,175

WARRANTS - 0.2%
Warrants - 0.2%
Electric City Corporation
$ 1.00, 3/19/2009	23,333	27,543
Nova Biosource Fuels, Inc.
$ 2.40, 7/5/2011	369,350	550,592
ThermoEnergy Corporation
$ 0.75, 7/14/2008 (1)(3)	1,130,000	227,243

		805,378

TOTAL WARRANTS (Cost $999,024)		$805,378

	Principal Amount	Value
CONVERTIBLE BOND - 0.3%
Natural Gas - 0.3%
Hanover Compressor Company
4.75%, 2008	$1,700,000	1,666,000

TOTAL CONVERTIBLE BOND (Cost $1,685,883)		$1,666,000

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.5%
Federal Home Loan Bank
5.05% - 2007	1,500,000	1,499,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal Home Loan Bank (continued)
5.05% - 2007	$1,000,000	$999,439

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $2,499,018)		$2,499,018

ASSET BACKED COMMERCIAL PAPER - 2.4%
Financial Companies - Diversified - 0.8%
Amsterdam Funding Corporation
5.265%, 7/10/2007	1,600,000	1,597,894
5.26%, 7/12/2007	2,000,000	1,996,779

		3,594,673

Financial Companies - Miscellaneous Receivables - 0.8%
Falcon Asset Securitization Corporation
5.27%, 7/17/2007	2,000,000	1,995,316
Jupiter Securitization Corporation
5.28%, 7/18/2007	2,000,000	1,995,013

		3,990,329

Financial Companies - Trade Receivables - 0.8%
Sheffield Receivables Corporation
5.27%, 7/2/2007	2,000,000	1,999,707
5.29%, 7/16/2007	1,700,000	1,696,253

		3,695,960

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $11,280,962)		$11,280,962

COMMERCIAL PAPER - 2.6%
Automotive -0.3%
American Honda Finance
5.22%, 7/11/2007	1,563,000	1,560,734

Banking - 1.0%
Bank of America
5.25%, 7/3/2007	1,200,000	1,199,650
Credit Suisse First Boston USA
3.849%, 7/17/2007	2,000,000	1,996,579
UBS Finance (Delaware) LLC
5.24%, 7/11/2007	1,400,000	1,397,954

		4,594,183

Consumer Products - 0.3%
Procter & Gamble International Funding
5.32%, 7/9/2007	1,600,000	1,598,108

Electric - 0.3%
Florida Power & Light Company
5.30%, 7/23/2007	1,500,000	1,495,142

Non U.S. Banking - 0.7%
Bank of Ireland
5.29%, 7/13/2007	1,400,000	1,397,541
Danske Corporation
5.255%, 7/20/2007	1,800,000	1,795,008

		3,192,549

TOTAL COMMERCIAL PAPER (Cost $12,440,716)		$12,440,716

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $341,138 (Collateralized by U.S. Treasury Note, 3.25%, 8/15/07 with a value of $347,821)	$341,000	$341,000

TOTAL REPURCHASE AGREEMENT (Cost $341,000)		$341,000

Total Investments (SBL V Fund)		$479,236,419
(Cost $346,345,062) - 100.5%
Liabilities in Excess of Other Assets - (0.5)%		(2,383,493)

TOTAL NET ASSETS - 100.0%		$476,852,926

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $346,343,229.

*	- Non-income producing security
1	- Security is deemed illiquid. See Note 6 in notes to financial statements.
2	- Security is segregated as collateral for open written option contracts.
3	- Security is restricted from resale. See notes to financial statements.
4	- PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series V
(Mid Cap Value Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$479,236,419
Cash	3,847
Receivables:
Fund shares sold	251,753
Securities sold	3,102,349
Interest	23,698
Dividends	131,707
Prepaid expenses	6,757

Total assets	482,756,530

Liabilities:
Payable for:
Securities purchased	1,305,341
Fund shares redeemed	1,189,874
Written options, at value (premiums received, $1,388,703)	3,021,025
Management fees	299,127
Custodian fees	3,832
Transfer agent/maintenance fees	2,083
Professional fees	22,686
Administration fees	38,639
Directors’ fees	3,014
Other fees	17,983

Total liabilities	5,903,604

Net Assets	$476,852,926

Net assets consist of:
Paid in capital	$267,080,127
Undistributed net investment income	5,222,739
Undistributed net realized gain on sale of investments and options written	73,291,025
Net unrealized appreciation in value of investments and options written	131,259,035

Net assets	$476,852,926

Capital shares authorized	unlimited
Capital shares outstanding	9,196,179
Net asset value per share (net assets divided by shares outstanding) .	$51.85

[1] Investments, at cost	$346,345,062

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$2,092,747
Interest	890,993

Total investment income	2,983,740

Expenses:
Management fees	1,723,686
Custodian fees	14,990
Transfer agent/maintenance fees	12,585
Administration fees	220,097
Directors’ fees	12,930
Professional fees	20,980
Reports to shareholders	18,394
Other expenses	9,612

Total expenses	2,033,274
Less: Earnings credits applied	(315)

Net expenses	2,032,959

Net investment income	950,781

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	28,925,823
Options written	192,793

Net realized gain	29,118,616

Net unrealized appreciation (depreciation) during the period on:
Investments	19,549,489
Options written	(1,678,928)

Net unrealized appreciation	17,870,561

Net realized and unrealized gain	46,989,177

Net increase in net assets resulting from operations	$47,939,958

The accompanying notes are an integral part of the financial statements.

Series V
Statement of Changes in Net Assets	(Mid Cap Value Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$950,781	$4,271,958
Net realized gain during the period on investments and options written	29,118,616	44,172,408
Net unrealized appreciation during the period on investments and options written	17,870,561	8,528,375

Net increase in net assets resulting from operations	47,939,958	56,972,741

Capital share transactions:
Proceeds from sale of shares	60,398,115	138,329,829
Cost of shares redeemed	(78,755,682)	(132,525,763)

Net increase (decrease) from capital share transactions	(18,357,567)	5,804,066

Net increase in net assets	29,582,391	62,776,807

Net assets:
Beginning of period	447,270,535	384,493,728

End of period	$476,852,926	$447,270,535

Undistributed net investment income at end of period	$5,222,739	$4,271,958

Capital Share Activity:
Shares sold	1,242,728	3,124,489
Shares redeemed	(1,607,303)	(2,988,899)

Total capital share activity	(364,575)	135,590

The accompanying notes are an integral part of the financial statements.

Series V
Financial Highlights	(Mid Cap Value Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[d,e]	2006	2005	2004	2003	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$46.78	$40.79	$35.10	$28.33	$18.68	$23.49

Income (loss) from investment operations:
Net investment income	0.10	0.44	0.14	0.11	0.07	0.10
Net gain (loss) on securities (realized and unrealized)	4.97	5.55	5.55	7.39	10.03	(3.16)

Total from investment operations	5.07	5.99	5.69	7.50	10.10	(3.06)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.06)	(0.19)
Distributions from realized gains	—	—	—	(0.72)	(0.39)	(1.56)

Total distributions	—	—	—	(0.73)	(0.45)	(1.75)

Net asset value, end of period	$51.85	$46.78	$40.79	$35.10	$28.33	$18.68

Total Return[a]	10.86%	14.66%	16.21%	26.97%	54.27%	(14.07)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$476,853	$447,271	$384,494	$307,536	$223,658	$147,512

Ratios to average net assets:
Net investment income	0.41%	1.01%	0.44%	0.37%	0.36%	0.46%
Total expenses[b]	0.88%	0.89%	0.90%	0.88%	0.83%	0.84%
Net expenses[c]	0.88%	0.89%	0.90%	0.88%	0.83%	0.84%

Portfolio turnover rate	34%	42%	29%	43%	59%	65%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.
[d]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[e]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Series X

SMALL CAP GROWTH SERIES

Subadviser,

RS Investments, Inc.

Series X
Performance Summary	(Small Cap Growth Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on October 15, 1997 (date of inception), and reflects the fees and expenses of Series X. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Portfolio Composition by Sector

Consumer Discretionary	16.90%
Consumer Staples	1.24
Energy	5.34
Financials	8.77
Health Care	20.73
Industrials	16.08
Information Technology	24.24
Materials	0.95
Telecommunication Services	1.74
Exchange Traded Funds	1.94
Repurchase Agreement	1.65
Cash & other assets, less liabilities	0.42
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	Since Inception (10-15-97)
Series X	13.39%	13.80%	8.43%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series X
Performance Summary	(Small Cap Growth Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 – June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series X (Small Cap Growth Series)
Actual	$1,000.00	$1,094.40	$6.28
Hypothetical	1,000.00	1,018.79	6.06

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 9.44%.

[2]

Expenses are equal to the Series annualized expense ratio of 1.21% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series X (Small Cap Value Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 97.9%
Aerospace & Defense - 5.5%
BE Aerospace, Inc. *	29,890	$1,234,457
Ceradyne, Inc. *	11,260	832,789
Heico Corporation	40,220	1,692,458
Ladish Company, Inc. *	28,030	1,205,290

		4,964,994

Airlines - 1.5%
Allegiant Travel Company *	43,120	1,325,509

Apparel Retail - 1.6%
Jos A. Bank Clothiers, Inc. *	14,197	588,750
Tween Brands, Inc. *	18,380	819,748

		1,408,498

Apparel, Accessories & Luxury Goods - 1.0%
Volcom, Inc. *	17,360	870,257

Application Software - 4.4%
Advent Software, Inc. *	45,140	1,469,307
Concur Technologies, Inc. *	57,750	1,319,587
Nuance Communications, Inc. *	53,950	902,584
PROS Holdings, Inc. *	22,790	298,549

		3,990,027

Asset Management & Custody Banks - 1.3%
FBR Capital Markets Corporation *	17,790	300,651
Penson Worldwide, Inc. *	35,870	879,891

		1,180,542

Auto Parts & Equipment - 0.6%
Amerigon, Inc. *	27,900	501,921

Broadcasting & Cable TV - 0.8%
DG FastChannel, Inc. *	37,300	760,174

Casinos & Gaming - 3.5%
Century Casinos, Inc. *	131,770	1,184,612
Scientific Games Corporation *	57,040	1,993,548

		3,178,160

Construction & Engineering - 1.0%
Granite Construction, Inc.	13,590	872,206

Distributors - 0.8%
LKQ Corporation *	30,710	757,309

Education Services - 1.4%
DeVry, Inc.	36,570	1,244,111

Environmental & Facilities Services - 2.5%
Rollins, Inc.	50,230	1,143,737
Team, Inc. *	24,140	1,085,576

		2,229,313

Exchange Traded Funds - 1.9%
iShares Russell 2000 Growth Index Fund	20,440	1,753,343

Footwear - 1.9%
CROCS, Inc. *	10,980	472,469
Iconix Brand Group, Inc. *	56,400	1,253,208

		1,725,677

Health Care Equipment - 10.6%
American Medical Systems Holdings, Inc. *	58,660	1,058,226
Integra LifeSciences Holdings Corporation *	17,590	869,298
Kyphon, Inc. *	15,870	764,141
LeMaitre Vascular, Inc. *	157,310	943,860
Micrus Endovascular Corporation *	63,830	1,570,218
NuVasive, Inc. *	43,310	1,169,803
Resmed, Inc. *	26,280	1,084,313
Spectranetics Corporation *	133,010	1,532,275
Volcano Corporation *	31,240	631,360

		9,623,494

Health Care Facilities - 1.1%
NovaMed, Inc. *	165,180	999,339

Health Care Services - 2.8%
Healthways, Inc. *	20,580	974,874
HMS Holdings Corporation *	30,620	586,067
Pediatrix Medical Group, Inc. *	17,040	939,756

		2,500,697

Health Care Supplies - 1.1%
PolyMedica Corporation	25,386	1,037,018

Health Care Technology - 2.6%
Phase Forward, Inc. *	25,010	420,918
Systems Xcellence, Inc. *	30,250	870,293
Trizetto Group *	52,840	1,022,982

		2,314,193

Home Entertainment Software - 2.7%
The9, Ltd. ADR *	28,660	1,325,812
THQ, Inc. *	36,890	1,125,883

		2,451,695

Hotels, Resorts & Cruise Lines - 0.9%
Home Inns & Hotels Management, Inc. ADR *	25,330	815,879

Human Resource & Employment Services - 1.5%
Barrett Business Services, Inc.	54,370	1,404,377

Industrial Machinery - 2.1%
Dynamic Materials Corporation	16,590	622,125
Flow International Corporation *	99,790	1,257,354

		1,879,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series X (Small Cap Value Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Integrated Telecommunication Services - 1.7%
Cbeyond, Inc. *	40,930	$1,576,214

Internet Retail - 1.9%
NutriSystem, Inc. *	24,280	1,695,715

Internet Software & Services - 14.0%
Cybersource Corporation *	132,020	1,592,161
DealerTrack Holdings, Inc. *	26,050	959,682
Digital River, Inc. *	16,190	732,598
Equinix, Inc. *	14,290	1,307,106
j2 Global Communications, Inc. *	54,060	1,886,694
LoopNet, Inc. *	23,220	541,723
Marchex, Inc. (CI.B)	63,770	1,040,727
NaviSite, Inc. *	170,240	1,293,824
Online Resources Corporation *	89,950	987,651
Perficient, Inc. *	57,400	1,188,180
RADVision, Ltd. *	53,180	1,118,375

		12,648,721

Investment Banking & Brokerage - 2.2%
Investment Technology Group, Inc. *	29,480	1,277,369
optionsXpress Holdings, Inc.	28,800	739,008

		2,016,377

Leisure Facilities - 1.3%
Life Time Fitness, Inc. *	22,380	1,191,287

Oil & Gas Equipment & Services - 5.3%
Core Laboratories N.V. *	13,250	1,347,393
Dril-Quip, Inc. *	18,560	834,272
Oil States International, Inc. *	33,250	1,374,555
Superior Energy Services, Inc. *	32,160	1,283,827

		4,840,047

Packaged Foods & Meats - 0.8%
SunOpta, Inc. *	66,340	739,691

Personal Products - 0.4%
American Oriental Bioengineering, Inc.*	43,170	384,213

Pharmaceuticals - 2.5%
KV Pharmaceutical Company *	52,880	1,440,451
Medicis Pharmaceutical Corporation	28,230	862,144

		2,302,595

Property & Casualty Insurance - 2.7%
Amtrust Financial Services, Inc.	43,200	811,728
Security Capital Assurance, Ltd.	53,940	1,665,128

		2,476,856

Real Estate Management & Development - 1.0%
FirstService Corporation *	24,650	887,893

Semiconductor Equipment - 2.3%
Formfactor, Inc. *	15,430	590,969
Tessera Technologies, Inc. *	16,770	680,024
Varian Semiconductor Equipment Associates, Inc. *	19,470	779,968

		2,050,961

Semiconductors - 0.9%
Atheros Communications, Inc. *	26,580	819,727

Specialized Consumer Services - 1.3%
Steiner Leisure, Ltd. *	23,530	1,155,794

Specialized Finance - 1.5%
Portfolio Recovery Associates, Inc.	23,020	1,381,661

Steel -0.9%
AM Castle & Company	24,000	861,840

Trading Companies & Distributors - 1.2%
Houston Wire & Cable Company	37,340	1,060,829

Trucking - 0.9%
Old Dominion Freight Line, Inc. *	27,660	833,949

TOTAL COMMON STOCK (Cost $75,663,375)		$88,712,582

	Principal Amount	Value
REPURCHASE AGREEMENT - 1.7%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount $1,497,606 (Collateralized by FHLB, 5.00%, 9/12/08 with a value of $1,527,155)	$1,497,000	$1,497,000

TOTAL REPURCHASE AGREEMENT (Cost $1,497,000)		$1,497,000

Total Investments (SBL X Fund)		$90,209,582
(Cost $77,160,375) - 99.6%
Other Assets in Excess of Liabilities - 0.4%		377,677

TOTAL NET ASSETS - 100.0%		$90,587,259

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $77,295,784.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series X
(Small Cap Growth Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$90,209,582
Receivables:
Fund shares sold	459,506
Securities sold	717,588
Dividends	9,746
Prepaid expenses	1,319

Total assets	91,397,741

Liabilities:
Cash overdraft	142
Payable for:
Securities purchased	632,111
Fund shares redeemed	72,074
Management fees	74,167
Custodian fees	4,369
Transfer agent/maintenance fees	2,083
Administration fees	7,586
Professional fees	10,055
Directors’ fees	957
Other fees	6,938

Total liabilities	810,482

Net Assets	$90,587,259

Net assets consist of:
Paid in capital	$90,786,302
Accumulated net investment loss	(339,243)
Accumulated net realized loss on sale of investments	(12,909,007)
Net unrealized appreciation in value of investments	13,049,207

Net assets	$90,587,259

Capital shares authorized	unlimited
Capital shares outstanding	4,294,700
Net asset value per share (net assets divided by shares outstanding)	$21.09

[1] Investments, at cost	$77,160,375

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$104,812
Interest	90,358

Total investment income	195,170

Expenses:
Management fees	442,597
Custodian fees	13,084
Transfer agent/maintenance fees	12,585
Administration fees	43,039
Directors’ fees	2,320
Professional fees	15,150
Reports to shareholders	6,837
Other expenses	1,992

Total expenses	537,604
Less: Earnings credits applied	(3,191)

Net expenses	534,413

Net investment loss	(339,243)

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	4,774,610

Net realized gain	4,774,610

Net unrealized appreciation during the period on:
Investments	3,598,582

Net unrealized appreciation	3,598,582

Net realized and unrealized gain	8,373,192

Net increase in net assets resulting from operations	$8,033,949

The accompanying notes are an integral part of the financial statements.

Series X
Statement of Changes in Net Assets	(Small Cap Growth Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(339,243)	$(617,351)
Net realized gain during the period on investments	4,774,610	7,308,120
Net unrealized appreciation (depreciation) during the period on investments	3,598,582	(2,144,750)

Net increase in net assets resulting from operations	8,033,949	4,546,019

Capital share transactions:
Proceeds from sale of shares	10,327,956	40,950,861
Cost of shares redeemed	(20,564,140)	(43,378,540)

Net decrease from capital share transactions	(10,236,184)	(2,427,679)

Net increase (decrease) in net assets	(2,202,235)	2,118,340

Net assets:
Beginning of period	92,789,494	90,671,154

End of period	$90,587,259	$92,789,494

Accumulated net investment loss at end of period	$(339,243)	$—

Capital Share Activity:
Shares sold	519,370	2,187,874
Shares redeemed	(1,040,422)	(2,319,526)

Total capital share activity	(521,052)	(131,652)

The accompanying notes are an integral part of the financial statements.

Series X
Financial Highlights	(Small Cap Growth Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[e,f]	2006	2005	2004	2003	Year Ended, December 31, 2002[d]
Per Share Data
Net asset value, beginning of period	$19.27	$18.33	$17.05	$14.55	$9.30	$12.66

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.13)	(0.15)	(0.14)	(0.10)	(0.10)
Net gain (loss) on securities (realized and unrealized)	1.90	1.07	1.43	2.64	5.35	(3.26)

Total from investment operations	1.82	0.94	1.28	2.50	5.25	(3.36)

Net asset value, end of period	$21.09	$19.27	$18.33	$17.05	$14.55	$9.30

Total Return[a]	9.44%	5.13%	7.51%	17.18%	56.45%	(26.54)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,587	$92,789	$90,671	$91,868	$89,740	$48,193

Ratios to average net assets:
Net investment loss	(0.77)%	(0.66)%	(0.85)%	(0.89)%	(1.00)%	(0.89)%
Total expenses[b]	1.21%	1.20%	1.19%	1.17%	1.17%	1.15%
Net expenses[c]	1.21%	1.19%	1.18%	1.17%	1.16%	1.15%

Portfolio turnover rate	140%	149%	116%	146%	208%	282%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]

RS Investments, Inc. became the sub–adviser of Series X effective September 3, 2002. Prior to September 3, 2002, Security Global Investors (SGI) paid Strong Capital Management, Inc. for sub-advisory services.

[e]	Net investment loss was computed using the average month-end shares outstanding throughout the period.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series Y

SELECT 25 SERIES

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Series Y
Performance Summary	(Select 25 Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on May 3, 1999 (date of inception), and reflects the fees and expenses of Series Y. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	5 Years	Since Inception (5-3-99)
Series Y	9.40%	8.12%	1.37%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	11.01%
Consumer Staples	5.75
Energy	10.54
Financials	20.18
Health Care	9.81
Industrials	15.19
Information Technology	13.95
Materials	1.06
Exchange Traded Funds	7.15
Asset Backed Commercial Paper	1.49
Commercial Paper	2.60
Repurchase Agreement	0.67
Cash & other assets, less liabilities	0.60
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Series Y
Performance Summary	(Select 25 Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series Y (Select 25 Series)
Actual	$1,000.00	$1,030.40	$4.58
Hypothetical	1,000.00	1,020.28	4.56

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 3.04%.

[2]	Expenses are equal to the Series annualized expense ratio 0.91% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series Y (Select 25 Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 94.6%
Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc.	21,300	$2,074,407

Air Freight & Logistics - 4.9%
FedEx Corporation	35,600	3,950,532

Broadcasting & Cable TV - 1.7%
CBS Corporation (CI.B)	40,300	1,342,796

Coal & Consumable Fuels - 2.0%
Evergreen Energy, Inc. *	264,000	1,591,920

Communications Equipment - 6.5%
ADC Telecommunications, Inc. *	155,070	2,842,433
Cisco Systems, Inc. *	86,800	2,417,380

		5,259,813

Construction & Engineering - 1.5%
Shaw Group, Inc. *	25,950	1,201,225

Consumer Finance - 11.1%
American Express Company	32,600	1,994,468
Capital One Financial Corporation	40,800	3,200,352
First Marblehead Corporation	98,300	3,798,312

		8,993,132

Data Processing & Outsourced Services - 5.3%
First Data Corporation	59,600	1,947,132
Western Union Company	113,300	2,360,039

		4,307,171

Exchange Traded Funds - 7.1%
iShares Russell 1000 Growth Index Fund	50,000	2,960,500
iShares S&P 500 Growth Index Fund	41,000	2,816,290

		5,776,790

Home Improvement Retail - 5.2%
Home Depot, Inc.	107,900	4,245,865

Hotels, Resorts & Cruise Lines - 3.1%
Carnival Corporation	50,700	2,472,639

Hypermarkets & Super Centers - 4.0%
Wal-Mart Stores, Inc.	68,100	3,276,291

Industrial Gases - 1.1%
Praxair, Inc.	11,900	856,681

Life Sciences Tools & Services - 5.5%
Covance, Inc. *	64,800	4,442,688

Movies & Entertainment - 1.0%
Viacom, Inc. (CI.B) *	20,000	832,600

Multi-Line Insurance - 5.9%
American International Group, Inc.	67,600	4,734,028

Oil & Gas Equipment & Services - 4.8%
Baker Hughes, Inc.	12,500	1,051,625
BJ Services Company	98,600	2,804,184

		3,855,809

Oil & Gas Storage & Transportation - 3.8%
Williams Companies, Inc.	96,800	3,060,816

Other Diversified Financial Services - 3.2%
Citigroup, Inc.	50,200	2,574,758

Pharmaceuticals - 4.3%
Johnson & Johnson	56,500	3,481,530

Soft Drinks - 1.7%
PepsiCo, Inc.	21,000	1,361,850

Systems Software - 2.1%
Microsoft Corporation	57,900	1,706,313

Trading Companies & Distributors - 6.2%
W.W. Grainger, Inc.	54,200	5,043,310

TOTAL COMMON STOCK (Cost $66,831,758)		$76,442,964

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER - 1.5%
Financial Companies - Miscellaneous Receivables - 1.5%
Fairway Finance Corporation
5.29%, 7/5/2007	1,200,000	1,199,295

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,199,295)		$1,199,295

COMMERCIAL PAPER - 2.6%
Banking - 1.4%
Credit Suisse First Boston USA
5.27%, 7/9/2007	1,100,000	1,098,712

Pharmaceuticals - 1.2%
Abbott Laboratories
5.25%, 7/2/2007	1,000,000	999,854

TOTAL COMMERCIAL PAPER (Cost $2,098,566)		$2,098,566

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series Y (Select 25 Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
REPURCHASE AGREEMENT - 0.7%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $541,219 (Collateralized by U.S. Treasury Note, 3.00%, 2/15/09 with a value of $552,587)	$541,000	$541,000

TOTAL REPURCHASE AGREEMENT (Cost $541,000)		$541,000

Total Investments (SBL Y Fund)		$80,281,825
(Cost $70,670,619) - 99.4%
Other Assets in Excess of Liabilities - 0.6%		485,940

TOTAL NET ASSETS - 100.0%		$80,767,765

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $71,058,311.

*	- Non-income producing security

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series Y
(Select 25 Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$80,281,825
Cash	144
Receivables:
Fund shares sold	762,566
Dividends	34,627
Prepaid expenses	1,478

Total assets	81,080,640

Liabilities:
Payable for:
Securities purchased	219,027
Fund shares redeemed	24,303
Management fees	49,871
Custodian fees	1,400
Transfer agent/maintenance fees	2,083
Administration fees	6,422
Professional fees	7,372
Directors’ fees	526
Other	1,871

Total liabilities	312,875

Net Assets	$80,767,765

Net assets consist of:
Paid in capital	$98,650,423
Undistributed net investment income	353,964
Accumulated net realized loss on sale of investments	(27,847,828)
Net unrealized appreciation in value of investments and options written	9,611,206

Net assets	$80,767,765

Capital shares authorized	unlimited
Capital shares outstanding	7,228,024
Net asset value per share (net assets divided by shares outstanding)	$11.17

[1] Investments, at cost	$70,670,619

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Dividends	$440,138
Interest	144,358

Total investment income	584,496

Expenses:
Management fees	306,684
Custodian fees	4,448
Transfer agent/maintenance fees	12,585
Administration fees	39,091
Directors’ fees	2,241
Professional fees	696
Reports to shareholders	3,099
Other expenses	2,118

Total expenses	370,962

Net investment income	213,534

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	5,269,020

Net realized gain	5,269,020

Net unrealized appreciation (depreciation) during the period on:
Investments	(3,452,966)
Options written	192,634

Net unrealized depreciation	(3,260,332)

Net realized and unrealized gain	2,008,688

Net increase in net assets resulting from operations	$2,222,222

The accompanying notes are an integral part of the financial statements.

Series Y
Statement of Changes in Net Assets	(Select 25 Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$213,534	$140,430
Net realized gain during the period on investments	5,269,020	3,857,230
Net unrealized appreciation (depreciation) during the period on investments and options written	(3,260,332)	5,517,073

Net increase in net assets resulting from operations	2,222,222	9,514,733

Capital share transactions:
Proceeds from sale of shares	11,925,407	37,946,575
Issuance of shares in connection with SBL G merger (Note 14)	—	42,870,151
Cost of shares redeemed	(19,074,912)	(41,654,270)

Net increase (decrease) from capital share transactions	(7,149,505)	39,162,456

Net increase (decrease) in net assets	(4,927,283)	48,677,189

Net assets:
Beginning of period	85,695,048	37,017,859

End of period	$80,767,765	$85,695,048

Undistributed net investment income at end of period	$353,964	$140,430

Capital Share Activity:
Shares sold	1,082,881	3,680,058
Shares issued in connection with SBL Series G merger (Note 14)	—	4,606,863
Shares redeemed	(1,760,551)	(4,055,072)

Total capital share activity	(677,670)	4,231,849

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Series Y
Selected data for each share of capital stock outstanding throughout each period	(Select 25 Series)

	Six Months Ended June 30, 2007[e,f]	2006[d]	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$10.84	$10.08	$9.02	$8.08	$6.86	$9.35

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.02	—	(0.01)	—	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.30	0.74	1.06	0.95	1.22	(2.48)

Total from investment operations	0.33	0.76	1.06	0.94	1.22	(2.49)

Net asset value, end of period	$11.17	$10.84	$10.08	$9.02	$8.08	$6.86

Total Return[a]	3.04%	7.54%	11.75%	11.63%	17.78%	(26.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,768	$85,695	$37,018	$33,832	$34,790	$34,286

Ratios to average net assets:
Net investment income (loss)	0.52%	0.21%	(0.04)%	(0.15)%	(0.01)%	(0.18)%
Total expenses[b]	0.91%	0.95%	0.99%	0.95%	0.93%	0.89%
Net expenses[c]	0.91%	0.95%	0.99%	0.95%	0.93%	0.89%

Portfolio turnover rate	27%	40%	28%	42%	49%	34%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]

The financial highlights for Series Y as set forth herein exclude the historical financial highlights of Series G. The assets of Series G were acquired by Series Y on June 16, 2006. A total of $40,543,215 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series Y received as a result of the merger.

[e]	Net investment income (loss) was computed using the average month-end shares outstanding throughout the period.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Series Z

ALPHA OPPORTUNITY SERIES

Advised by:

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

and

Subadviser,

Mainstream Investment Advisers

Series Z
Performance Summary	(Alpha Opportunity Series)
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Portfolio Composition by Sector*

Consumer Discretionary	(0.05)%
Consumer Staples	2.61
Energy	12.76
Financials	1.80
Industrials	15.36
Information Technology	3.48
Materials	16.54
Telecommunication Services	0.12
Exchange Traded Funds	0.62
U.S. Government Sponsored Agencies	38.07
Cash & other assets, less liabilities	8.69
Total net assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

Average Annual Returns

Periods Ended 06-30-07[1]	1 Year	Since Inception (7-7-03)
Series Z	19.68%	16.34%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements.

Series Z
Performance Summary	(Alpha Opportunity Series)
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Series Z (Alpha Opportunity Series)
Actual	$1,000.00	$1,136.80	$11.44
Hypothetical	1,000.00	1,014.80	10.79

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 13.68%.

[2]

Expenses are equal to the Series annualized expense ratio 2.16% (net of earnings credits), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Series Z (Alpha Opportunity Series)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 54.5%
Agricultural Products - 1.8%
Alico, Inc.	5,856	$357,157
Bunge, Ltd.	596	50,362
Cresud S.A. ADR	12,479	266,926

		674,445

Aluminum - 0.7%
Century Aluminum Company *	5,023	274,406

Coal & Consumable Fuels - 0.8%
International Coal Group, Inc. *	31,675	189,417
Uranium Resources, Inc. *	8,942	98,630

		288,047

Commodity Chemicals - 0.7%
Pioneer Companies, Inc. *	4,200	144,354
Sinopec Shanghai Petrochemical Company, Ltd. ADR	1,529	101,526

		245,880

Construction & Engineering - 5.0%
Chicago Bridge & Iron Company N.V.	11,481	433,293
Fluor Corporation	2,870	319,632
Granite Construction, Inc.	596	38,251
KBR, Inc. *	1,192	31,266
Quanta Services, Inc. * (1)	28,394	870,844
URS Corporation *	2,983	144,825

		1,838,111

Construction & Farm Machinery & Heavy Trucks - 2.2%
AGCO Corporation *	10,799	468,785
Bucyrus International, Inc.	2,870	203,139
Terex Corporation *	1,788	145,364

		817,288

Diversified Chemicals - 1.9%
E.I. Du Pont de Nemours & Company	7,175	364,777
FMC Corporation	3,588	320,731

		685,508

Diversified Commercial & Professional Services - 0.6%
Pike Electric Corporation *	1,788	40,015
Ritchie Bros Auctioneers, Inc.	2,840	177,841

		217,856

Diversified Metals & Mining - 1.1%
Anglo American plc ADR	2,383	69,917
Cia Vale do Rio Doce ADR	5,544	246,985
Idaho General Mines, Inc. *	10,866	68,891
US Energy Corporation Wyoming *	3,303	17,770

		403,563

Electronic Equipment Manufacturers - 2.1%
Amphenol Corporation	10,554	376,250
OYO Geospace Corporation *	5,330	395,433

		771,683

Environmental & Facilities Services - 2.0%
Allied Waste Industries, Inc. *	16,585	223,234
Waste Management, Inc.	13,647	532,915

		756,149

Exchange Traded Funds - 0.6%
PowerShares DB Agriculture Fund*	4,173	110,417
PowerShares DB Energy Fund *	1,788	51,548
United States Natural Gas Fund, LP*	1,547	67,960

		229,925

Fertilizers & Agricultural Chemicals - 1.6%
Sociedad Quimica y Minera de Chile S.A. ADR	3,526	606,613

Forest Products - 1.9%
Weyerhaeuser Company (1)	8,897	702,240

Industrial Machinery - 2.2%
Altra Holdings, Inc. *	4,410	76,205
Harsco Corporation	7,893	410,436
Hurco Companies, Inc. *	1,192	59,576
Nordson Corporation	2,153	107,994
Timken Company	4,305	155,454

		809,665

Integrated Oil & Gas - 2.1%
Sasol, Ltd. ADR	6,970	261,654
Suncor Energy, Inc.	5,576	501,394

		763,048

Marine - 1.1%
Kirby Corporation *	10,763	413,192

Oil & Gas Drilling - 1.2%
Atwood Oceanics, Inc. *	6,222	426,954

Oil & Gas Equipment & Services - 4.8%
FMC Technologies, Inc. * (1)	10,763	852,645
Halliburton Company	2,109	72,760
Superior Energy Services, Inc. *	4,305	171,856
Superior Offshore International, Inc.*	9,431	171,644
Tenaris S.A. ADR	5,740	281,030
Willbros Group, Inc. *	7,569	224,648

		1,774,583

Oil & Gas Exploration & Production - 3.6%
Denbury Resources, Inc. *	7,572	283,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series Z (Alpha Opportunity Series)
June 30, 2007 (Unaudited)—continued

	Shares	Value
COMMON STOCK (continued)
Oil & Gas Exploration & Production (continued)
EOG Resources, Inc.	8,002	$584,626
Gulfport Energy Corporation *	596	11,908
Helix Energy Solutions Group, Inc. *	6,458	257,739
Parallel Petroleum Corporation *	6,225	136,327
Venoco, Inc. *	2,870	53,583

		1,328,133

Oil & Gas Refining & Marketing - 0.4%
Valero Energy Corporation	1,800	132,948

Packaged Foods & Meats - 0.8%
Maui Land & Pineapple Company, Inc. *	4,212	154,707
Tyson Foods, Inc.	5,840	134,553

		289,260

Paper Packaging - 0.8%
Smurfit-Stone Container Corporation *	21,264	283,024

Paper Products - 1.0%
Abitibi-Consolidated, Inc.	8,347	24,540
Domtar Corporation *	7,154	79,839
MeadWestvaco Corporation	7,212	254,728

		359,107

Precious Metals & Minerals - 0.7%
North American Palladium, Ltd. *	15,068	143,146
Silver Standard Resources, Inc. *	2,311	79,429
Silver Wheaton Corporation *	4,482	52,395

		274,970

Railroads - 0.2%
Guangshen Railway Company, Ltd. ADR	2,152	87,048

Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc.	1	20
Consolidated-Tomoka Land Company	2,038	141,213
Tejon Ranch Company *	2,773	122,567

		263,800

Semiconductor Equipment - 0.6%
MEMC Electronic Materials, Inc. *	3,559	217,526

Semiconductors - 1.0%
ON Semiconductor Corporation *	34,152	366,109

Specialized REIT’s - 2.1%
Plum Creek Timber Company, Inc.	11,670	486,172
Potlatch Corporation	1,788	76,973
Rayonier, Inc.	4,826	217,846

		780,991

Steel - 6.1%
Cleveland-Cliffs, Inc.	6,458	501,593
Metal Management, Inc.	6,458	284,604
Olympic Steel, Inc. (1)	21,505	616,333
Quanex Corporation	5,301	258,159
Reliance Steel & Aluminum Company	2,153	121,128
Worthington Industries, Inc.	22,699	491,433

		2,273,250

Trading Companies & Distributors - 0.6%
Houston Wire & Cable Company	1,435	40,769
UAP Holding Corporation	6,416	193,378

		234,147

Trucking - 1.4%
J.B. Hunt Transport Services, Inc.	17,061	500,229

Wireless Telecommunication Services - 0.1%
Mobile Telesystems OJSC ADR *	717	43,429

TOTAL COMMON STOCK (Cost $20,140,531)		$20,133,127

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 38.1%
Federal Farm Credit Discount Note
5.03% - 2007 (1)	$600,000	599,915
5.04% - 2007 (1)	200,000	198,753
5.12% - 2007 (1)	575,000	574,918
5.15% - 2007 (1)	424.000	423,339
Federal Home Loan Mortgage Corporation
5.07% - 2007 (1)	500,000	493,567
5.08% - 2007 (1)	276,000	275,296
5.08% - 2007 (1)	1,000,000	990,933
5.115% - 2007 (1)	1,775,000	1,767,959
5.125% - 2007 (1)	725,000	724,281
5.13% - 2007 (1)	25,000	24,986
Federal National Mortgage Association
5.07% - 2007 (1)	1,275,000	1,264,523
5.08% - 2007 (1)	585,000	579,033
5.09% - 2007 (1)	725,000	722,638
5.09% - 2007 (1)	600,000	596,855
5.09% - 2007 (1)	500,000	496,883
5.09% - 2007 (1)	375,000	370,069
5.109% - 2007 (2)	1,200,000	1,194,900
5.105% - 2007 (2)	1,000,000	992,775
5.115% - 2007 (1)	1,050,000	1,047,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series Z (Alpha Opportunity Series)
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal National Mortgage Association (continued)
5.125% - 2007 (1)	$725,000	$724,076

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $14,061,628)		$14,063,319

Total Investments (SBL Z Fund)		$34,196,446
(Cost $34,202,159) - 92.6%
Other Assets in Excess of Liabilities - 7.4%		2,746,331

TOTAL NET ASSETS - 100.0%		$36,942,777

Schedule of Securities Sold Short June 30, 2007 SBL Z Fund

	Shares	Value
COMMON STOCK - (1.3)%
Diversified Banks - (0.2)%
Banco Bilbao Vizcaya Argentaria	(2,211)	$(53,904)

Multi - Line Insurance - (0.1)%
AXA S.A. ADR	(985)	(42,395)

Office REIT’s - (0.4)%
Kilroy Realty Corporation	(2,323)	(164,561)

Other Diversified Financial Services - (0.2)%
JPMorgan Chase & Company	(1,465)	(70,979)

Regional Banks - (0.1)%
BB&T Corporation	(1,149)	(46,741)

Restaurants - (0.1)%
Steak N Shake Company *	(1,132)	(18,893)

Semiconductors - (0.2)%
Broadcom Corporation *	(2,298)	(67,217)

TOTAL COMMON STOCK (Proceeds $471,230)		$(464,690)

Total Securities Sold Short (SBL Z Fund) (Proceeds $471,230)		$(464,690)

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $34,284,405.

*	- Non-income producing security
1	- Security is segregated as collateral for open futures contracts.
2	- Security is segregated as collateral for snort positions.

Glossary:

ADR	- American Depositary Receipt
plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Series Z
(Alpha Opportunity Series)
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$34,196,446
Cash	2,894,187
Receivables:
Fund shares sold	13,718
Securities sold	3,323,343
Dividends	1,939
Prepaid expenses	472

Total assets	40,430,105

Liabilities:
Securities sold short, at value[2]	464,690
Payable for:
Securities purchased	2,909,078
Fund shares redeemed	6,397
Variation margin on futures	13,950
Dividends on short sales	1,203
Management fees	64,083
Transfer agent/maintenance fees	2,083
Administration fees	6,023
Custodian fees	4,900
Professional fees	10,595
Directors’ fees	97
Other fees	4,229

Total liabilities	3,487,328

Net Assets	$36,942,777

Net assets consist of:
Paid in capital	$28,451,223
Undistributed net investment income	67,300
Undistributed net realized gain on sale of investments, futures and securities sold short	8,726,281
Net unrealized depreciation in value of investments, futures and securities sold short	(302,027)

Net assets	$36,942,777

Capital shares authorized	unlimited
Capital shares outstanding	2,328,585
Net asset value per share (net assets divided by shares outstanding) .	$15.86

[1] Investments, at cost	$34,202,159
[2] Securites sold short, at proceeds	471,230

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$411,566
Dividends	69,736

Total investment income	481,302

Expenses:
Management fees	350,169
Custodian fees	40,304
Transfer agent/maintenance fees	12,559
Administration fees	30,146
Directors’ fees	1,005
Professional fees	8,280
Reports to shareholders	1,314
Other expenses	682
Dividends on short sales	4,072

Total expenses	448,531
Less: Earnings credits applied	(34,529)

Net expenses	414,002

Net investment income	67,300

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,149,894
Securities sold short	(150,879)
Futures	945,705

Net realized gain	4,944,720

Net unrealized appreciation (depreciation) during the period on:
Investments	242,191
Securities sold short	11,578
Futures	(299,843)

Net unrealized depreciation	(46,074)

Net realized and unrealized gain	4,898,646

Net increase in net assets resulting from operations	$4,965,946

The accompanying notes are an integral part of the financial statements.

Series Z
Statement of Changes in Net Assets	(Alpha Opportunity Series)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment gain (loss)	$67,300	$(7,755)
Net realized gain during the period on investments, futures and securities sold short	4,944,720	3,712,720
Net unrealized depreciation during the period on investments, futures and securities sold short	(46,074)	(41,602)

Net increase in net assets resulting from operations	4,965,946	3,663,363

Capital share transactions:
Proceeds from sale of shares	11,580,022	19,973,403
Cost of shares redeemed	(16,045,357)	(12,854,101)

Net increase (decrease) from capital share transactions	(4,465,335)	7,119,302

Net increase in net assets	500,611	10,782,665

Net assets:
Beginning of period	36,442,166	25,659,501

End of period	$36,942,777	$36,442,166

Undistributed net investment income at end of period	$67,300	$—

Capital Share Activity:
Shares sold	777,540	1,505,711
Shares redeemed	(1,060,268)	(973,096)

Total capital share activity	(282,728)	532,615

The accompanying notes are an integral part of the financial statements.

Series Z
Financial Highlights	(Alpha Opportunity Series)
Selected data for each share of capital stock outstanding throughout each period

	Six Months Ended June 30, 2007[f,g]				Year Ended December 31, 2003[d]
		2006	2005	2004
Per Share Data
Net asset value, beginning of period	$13.96	$12.34	$11.57	$11.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	—	(0.02)	(0.07)	(0.06)
Net gain (loss) on securities (realized and unrealized)	1.87	1.62	0.79	1.42	1.88

Total from investment operations	1.90	1.62	0.77	1.35	1.82

Less distributions:
Distributions from realized gains	—	—	—	(0.96)	(0.64)

Total distributions	—	—	—	(0.96)	(0.64)

Net asset value, end of period	$15.86	$13.96	$12.34	$11.57	$11.18

Total Return[a]	13.68%	13.13%	6.66%	12.58%	18.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,943	$36,442	$25,660	$19,161	$6,738

Ratios to average net assets:
Net investment income (loss)	0.35%	(0.03%)	(0.21%)	(1.12%)	(1.33%)
Total expenses[b]	2.34%	2.78%	2.50%	2.78%	2.62%
Net expenses[c]	2.16%	2.62%	2.50%	2.57%	2.50%
Expenses prior to custodian earnings credits and net of expense waivers	2.34%	2.78%	2.50%	2.57%	2.52%
Net expenses prior to performance fee adjustment[e]	2.33%	2.47%	2.47%	—	—

Portfolio turnover rate	2,083%	1,285%	1,509%	1,054%	966%

[a]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]	Series Z was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.
[e]	Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fee adjustments, as applicable.
[f]	Net investment income (loss) was computed using the average month-end shares outstanding throughout the period.
[g]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
June 30, 2007 (unaudited)

1. Significant Accounting Policies

SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to separate accounts of Security Benefit Life Insurance Company (SBL). The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by Interactive Data Corporation’s Fair Value Information Service in valuing foreign securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market value and/or credit risk of the investments.

The senior floating rate interests (loans) in which Series P invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

B. Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of

Notes to Financial Statements
June 30, 2007 (unaudited)

the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Transactions – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures – The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

F. Options Written – The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short – Certain of the Series may make short sales “against the box,” in which the Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Series’ net assets be in deposits on short sales against the box. If a Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Series may make short sales that are not “against the box,” which create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to

Notes to Financial Statements
June 30, 2007 (unaudited)

reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Senior Loans – Senior loans in which certain of the Series invests generally pay interest rates which are periodically adjusted by reference to short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2007.

I. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

J. Expenses – Expenses that are directly related to one of the series are charged directly to that series. Other operating expenses are allocated to the series on the basis of relative net assets within the Fund.

K. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

L. Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

M. Earnings Credits – Under the fee agreement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

N. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

O. Indemnifications – Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

P. Recent Accounting Pronouncements – On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN48 and has determined there is no impact on the Fund’s financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Notes to Financial Statements
June 30, 2007 (unaudited)

2. Management fees and other transactions with affiliates

Security Global Investors (SGI) refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, (formerly known as Security Management Company, LLC), and for global investing, Security Global Investors, LLC. Management fees are paid monthly to Security Investors (SI) (formerly known as Security Management Company), based on the following annual rates:

	Management Fees (as a % of net assets)		Management Fee Waivers (as a % of net assets)
Series A (Equity Series)	0.75%		N/A
Series B (Large Cap Value Series)	0.65		N/A
Series C (Money Market Series)	0.50		N/A
Series D (Global Series)	1.00		N/A
Series E (Diversified Income Series)	0.75		0.15
Series H (Enhanced Index Series)	0.75		0.25
Series J (Mid Cap Growth Series)	0.75		N/A
Series N (Managed Asset Allocation Series)	1.00		N/A
Series O (Equity Income Series)	1.00		N/A
Series P (High Yield Series)	0.75		N/A
Series Q (Small Cap Value Series)	1.00		N/A
Series V (Mid Cap Value Series)	0.75		N/A
Series X (Small Cap Growth Series)	1.00		N/A
Series Y (Select 25 Series)	0.75		N/A
Series Z (Alpha Opportunity Series)*	1.82	[1]	N/A

*	Series Z’s management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.
[1]

SI receives a management fee from Series Z that consists of two components. The first component is an annual base fee equal to 2.00% of Series Z’s average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending on how Series Z performed relative to the S&P 500 Index over the prior 12-month period (the “Measuring Period”). SGI will receive the base fee of 2.00% without adjustment if the performance of Series Z matches the performance of the S&P 500 Index. The maximum base fee adjustment at each calculation period is 0.75% up or down in the event that Series Z outperforms or underperforms the S&P 500 Index by 15% or more. SGI calculates the base fee adjustment each month based upon Series Z’s performance relative to the S&P 500 Index during the Performance Period ending on the last day of the month. If Series Z outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Series Z’s performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Series Z during the Measuring Period to determine the base fee adjustment for the month. If Series Z underperforms the Index, the base fee is adjusted downward on the same basis. SGI will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of Series Z during the Measuring Period and dividing by that number by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

SI also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)*
Series A (Equity Series)	0.095%
Series B (Large Cap Value Series)	0.095
Series C (Money Market Series)	0.095
Series D (Global Series)	0.150
Series E (Diversified Income Series)	0.095
Series H (Enhanced Index Series)	0.095
Series J (Mid Cap Growth Series)	0.095
Series N (Managed Asset Allocation Series)	0.150
Series O (Equity Income Series)	0.095
Series P (High Yield Series)	0.095
Series Q (Small Cap Value Series)	0.095
Series V (Mid Cap Value Series)	0.095
Series X (Small Cap Growth Series)	0.095
Series Y (Select 25 Series)	0.095
Series Z (Alpha Opportunity Series)	0.150

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, H, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 - $ 8.00
Transaction fee	$0.60 - $ 1.10
Minimum annual charge per series	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for Series Z provides that the total other expenses be limited to 0.50% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees, commissions and dividends on short sales. This contract is in effect through December 31, 2008. SGI has agreed to limit the total expenses of Series H, Series Q and Series Y to 1.75% of average net assets and Series P, Series V and Series X to 2.00% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees an commissions for the aforementioned Series. The expense limits are voluntary and may be terminated at any time without notice to shareholders.

At June 30, 2007, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of each Series of the Fund, except for, Series O, Series P, Series Q and Series V in which it owns 99% of each Series.

Notes to Financial Statements
June 30, 2007 (unaudited)

3. Unrealized Appreciation/Depreciation

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2007, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Series A
(Equity)	88,178,063	(19,612,868)	68,565,195
Series B
(Large Cap Value)	124,611,500	(286,340)	124,325,160
Series C
(Money Market)	5,552	(10,100)	(4,548)
Series D
(Global)	196,523,928	(5,033,397)	191,490,531
Series E
(Diversified Income)	—	(4,822,071)	(4,822,071)
Series H
(Enhanced Index)	10,980,123	(1,187,457)	9,792,666
Series J
(Mid Cap Growth)	68,534,733	(38,528,014)	30,006,719
Series N
(Managed Asset Allocation)	12,716,040	(1,751,931)	10,964,109
Series O
(Equity Income)	69,338,127	(3,288,323)	66,049,804
Series P
(High Yield)	2,868,990	(3,443,630)	(574,640)
Series Q
(Small Cap Value)	52,093,955	(4,950,117)	47,143,838
Series V
(Mid Cap Value)	153,899,982	(21,006,792)	132,893,190
Series X
(Small Cap Growth)	14,458,340	(1,544,542)	12,913,798
Series Y
(Select 25)	11,525,206	(2,301,692)	9,223,514
Series Z
(Alpha Opportunity)	286,609	(374,568)	(87,959)

4. Restricted Securities

As of June 30, 2007, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number of Shares	Price Per Share	Market Value	Cost	% of Net Assets	Acquisition Dates
Series J
ThermoEnergy Corporation PIPE	1,380,000	$0.70	$966,000	$1,302,103	0.3%	07-14-05
ThermoEnergy Corporation Warrant	1,380,000	0.2011	277,518	353,897	0.1%	07-14-05

Series V
ThermoEnergy Corporation PIPE	1,130,000	0.70	791,000	1,066,215	0.2%	07-14-05
ThermoEnergy Corporation Warrant	1,130,000	0.2011	227,243	289,785	0.1%	07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated fair value may differ significantly from the amount that might ultimately be realized in the near term, and difference could be material.

Notes to Financial Statements
June 30, 2007 (unaudited)

5. Fair Valued Securities

As of June 30, 2007, the following Series contained securities that were valued using procedures approved by the Board of Directors. The aggregate amount of fair valued securities include those subject to the fair value trigger. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Series D	$321,660,417	$199,683,228	55.3%
Series E	—	500,000	0.0%
Series N	10,204,456	7,660,042	9.1%
Series O	3,400,898	2,689,498	1.1%
Series P	—	1,162,434	0.0%

6. Illiquid Securities

As of June 30, 2007, the following Series contained securities that were considered illiquid. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Series E	$—	$500,000	0.0%
Series J	16,026,655	20,454,861	5.0%
Series N	1,344,111	1,384,194	1.2%
Series P	—	1,463,258	0.0%
Series V	9,591,723	10,627,894	2.0%

7. 144A Securities

As of June 30, 2007, the following Series contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Series E	$16,403,141	$16,779,743	10.6%
Series N	1,667,519	1,684,632	1.5%
Series P	31,867,300	32,176,765	26.5%

8. Investment Transactions

Investment transactions for the year ended June 30, 2007, (excluding overnight investments, short–term commercial paper and U.S. government securities) were as follows:

	Purchases	Proceeds from Sales
Series A
(Equity)	$28,926,402	$90,417,738
Series B
(Large Cap Value)	58,820,568	73,060,615
Series C
(Money Market)	—	—
Series D
(Global)	36,632,883	70,177,992
Series E
(Diversified Income)	31,931,094	24,439,351
Series H
(Enhanced Index)	48,150,651	52,620,104
Series J
(Mid Cap Growth)	41,948,993	126,256,640
Series N
(Managed Asset Allocation)	36,781,441	34,332,302
Series O
(Equity Income)	36,073,848	35,183,601
Series P
(High Yield)	41,496,981	34,917,724
Series Q
(Small Cap Value)	30,276,885	35,953,153
Series V
(Mid Cap Value)	72,611,597	89,812,735
Series X
(Small Cap Growth)	59,389,123	66,012,212
Series Y
(Select 25)	10,121,266	18,735,912
Series Z
(Alpha Opportunity)	171,356,479	170,997,870

9. Open Futures Contracts

Open futures contracts for Series E, Series H and Series Z as of June 30, 2007, were as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Loss
Series E
U.S. 2-Year Note Future	Long	380	09-29-2007	$77,509,455	$77,436,875	$(72,580)
U.S. 5-Year Note Future	Long	15	09-29-2007	1,568,490	1,561,172	(7,318)
U.S. 10-Year Note Future	Short	(158)	09-20-2007	(16,825,213)	(16,701,094)	124,119

				$62,252,732	$62,296,953	$44,221

Series H
S&P 500 E-Mini Future	Long	27	09-21-2007	$2,046,173	$2,045,790	$(383)

Series Z
S&P 500 Index Future	Long	39	09-21-2007	$15,078,004	$14,775,150	$(302,854)

Notes to Financial Statements
June 30, 2007 (unaudited)

10. Options Written

Information as to options written by the Series during the period ended June 30, 2007 and options outstanding at year end is provided below.

Series A Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	775	$121,596
Opened	1,354	101,620
Expired	(804)	(108,939)
Exercised	(1,325)	(114,277)

Balance at June 30, 2007	—	$—

Series A Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	—	$—
Opened	499	91,316
Exercised	(499)	(91,316)

Balance at June 30, 2007	—	$—

Series B Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	611	$101,419
Opened	1,570	117,458
Expired	(782)	(105,957)
Exercised	(1,399)	(112,920)

Balance at June 30, 2007	—	$—

Series B Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	—	$—
Opened	832	146,149
Expired	(258)	(41,109)
Exercised	(574)	(105,040)

Balance at June 30, 2007	—	$—

Series J Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
ENSCO Internatinoal, Inc.	9-22-07	$65.00	270	$66,150
Kansas City Southern	9-22-07	40.00	423	54,990
Northern Trust Corporation	7-21-07	65.00	259	22,015
Williams Companies, Inc.	8-18-07	32.50	810	85,050

Total call options outstanding (premiums received, $ 319,961)			1,762	$228,205

Series J Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	1,074	$273,293
Opened	2,906	497,691
Expired	(1,078)	(156,309)
Exercised	(1,140)	(294,714)

Balance at June 30, 2007	1,762	$319,961

Series Q Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Apex Silver Mines, Ltd.	10-20-07	$22.50	10	$1,150
Applera Corporation -
Applied Biosystems Group	08-18-07	30.00	5	825
	12-22-07	30.00	15	4,125
Armor Holdings, Inc.	08-18-07	70.00	20	33,800
	08-18-07	75.00	5	6,100
Ashland, Inc.	10-22-07	65.00	10	3,600
Authorize.Net Holdings, Inc.	10-20-07	17.50	25	4,375
Carpenter Technology
Corporation	09-22-07	100.00	100	313,000
	09-22-07	105.00	55	146,850
	09-22-07	110.00	20	44,600
	12-22-07	105.00	10	29,200
	12-22-07	110.00	5	12,650
Champion Enterprises, Inc.	07-21-07	10.00	165	4,950
Chesapeake Corporation	11-17-07	15.00	50	2,000
Chicago Bridge & Iron
Company N.V.	07-21-07	25.00	50	62,500
	07-21-07	30.00	25	18,750
	07-21-07	35.00	10	2,850
	10-20-07	30.00	20	16,800
	10-20-07	35.00	70	32,900
	10-20-07	40.00	50	9,250
	01-19-08	35.00	15	8,250
Cognex Corporation	11-18-07	25.00	15	1,050
CV Therapeutics, Inc.	07-21-07	7.50	25	14,000
	07-21-07	10.00	140	46,200
	07-21-07	12.50	25	3,000
	10-20-07	10.00	25	9,250
	10-20-07	12.50	25	5,375
Deluxe Corporation	10-20-07	40.00	30	9,900
Discovery Holding Company	07-21-07	17.50	15	7,950
	10-20-07	22.50	20	3,500
Encore Wire Corporation	08-18-07	25.00	45	20,700
	08-18-07	30.00	120	16,800
	11-17-07	25.00	20	10,600
	11-17-07	30.00	90	22,050
	11-17-07	35.00	40	3,600
Forest Oil Corporation	11-17-07	45.00	5	1,100
Geo Group, Inc.	09-22-07	25.00	10	2,300
Global Industries, Ltd.	09-22-07	17.50	20	19,600
	09-22-07	20.00	85	63,750
	09-22-07	22.50	25	12,750
	12-22-07	25.00	20	8,600
	12-22-07	30.00	115	22,425
GrafTech International, Ltd.	12-22-07	17.50	45	10,575
Helmerich & Payne, Inc.	12-22-07	40.00	15	1,950
Intermec, Inc.	07-22-07	22.50	15	4,995
	09-22-07	22.50	25	10,000
	09-22-07	25.00	25	6,475
	12-22-07	25.00	10	3,440
InterOil Corporation	08-18-07	20.00	55	19,250
	08-18-07	22.50	15	4,200
	08-18-07	30.00	10	1,250
	08-18-07	35.00	10	700
	09-22-07	22.50	10	3,400
	09-22-07	25.00	25	7,000
	09-22-07	30.00	55	9,900
	09-22-07	35.00	25	3,375
	09-22-07	40.00	10	800
	09-22-07	50.00	15	675

Notes to Financial Statements
June 30, 2007 (unaudited)

Common Stock (con’t)	Expiration Date	Exercise Price	Number of Contracts	Market Value
IPSCO, Inc.	09-22-07	$90.00	9	$61,380
	09-22-07	95.00	10	63,200
	09-22-07	115.00	30	125,700
	09-22-07	120.00	20	74,000
	09-22-07	125.00	10	32,000
Jarden Corporation	07-21-07	30.00	15	19,050
	07-21-07	35.00	45	35,100
	07-21-07	40.00	45	13,275
	10-20-07	35.00	20	17,200
Manor Care, Inc.	08-18-07	65.00	25	8,500
	08-18-07	70.00	10	850
	11-17-07	70.00	25	4,125
Matrix Service Company	08-18-07	22.50	40	11,600
	08-18-07	25.00	10	1,400
Meridian Gold, Inc.	10-20-07	30.00	30	4,050
Newfield Exploration Company	07-21-07	50.00	15	300
	09-22-07	50.00	25	3,500
Noble Energy, Inc.	07-21-07	65.00	10	500
	08-18-07	50.00	15	18,450
	08-18-07	55.00	20	15,400
	08-18-07	60.00	15	5,850
	08-18-07	65.00	15	2,175
	11-17-07	50.00	5	6,650
	11-17-07	70.00	10	1,650
OM Group, Inc.	09-22-07	40.00	41	56,170
	09-22-07	45.00	100	97,000
	09-22-07	50.00	55	18,700
	09-22-07	35.00	10	18,200
OmniCare, Inc.	09-22-07	35.00	12	3,540
	09-22-07	37.50	12	2,040
Parker Drilling Company	07-21-07	10.00	25	2,125
Payless ShoeSource, Inc.	09-22-07	30.00	20	6,600
	09-22-07	35.00	20	2,100
Range Resources Corporation	09-22-07	35.00	55	21,450
	09-22-07	37.50	55	13,475
	12-22-07	40.00	10	2,600
	12-22-07	42.50	15	2,625
	12-22-07	45.00	50	5,500
Smith International, Inc.	07-21-07	42.50	20	32,000
SRA International, Inc.	07-21-07	25.00	9	585
	09-22-07	22.50	10	3,200
	09-22-07	25.00	5	825
	12-22-07	25.00	5	1,225
Steel Dynamics, Inc.	08-18-07	30.00	15	17,700
	08-18-07	35.00	190	138,700
	08-18-07	40.00	100	36,000
	11-17-07	30.00	300	372,000
	11-17-07	35.00	75	63,750
	11-17-07	40.00	5	2,600
Tween Brands, Inc.	08-18-07	35.00	10	9,700
	08-18-07	40.00	25	13,250
	08-18-07	45.00	10	2,050
United States Steel Corporation	07-21-07	55.00	20	106,600
	07-21-07	65.00	22	95,260
	07-21-07	70.00	10	38,300
Willbros Group, Inc.	07-21-07	30.00	5	375
	12-22-07	35.00	5	475

Total call options outstanding (premiums received $ 2,863,612)			3,810	$2,863,635

Series Q Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
InterOil Corporation	09-22-07	15.00	35	$9,450

Total call options outstanding (premiums received, $8,895)			35	$9,450

Series Q Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	4,315	$2,865,200
Opened	10,296	6,416,942
Bought Back	(10,173)	(5,797,210)
Expired	(205)	(44,671)
Exercised	(423)	(576,649)

Balance at June 30, 2007	3,810	$2,863,612

Series Q Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	40	$4,380
Opened	35	8,895
Bought Back	(40)	(4,380)

Balance at June 30, 2007	35	$8,895

Series V Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Allete, Inc.	07-21-07	$50.00	335	$1,675
Playtex Products, Inc.	10-20-07	15.00	1,700	178,500
Quanta Services, Inc.	08-20-07	30.00	857	167,115
Shaw Group, Inc.	10-20-07	35.00	830	996,000
USEC, Inc.	07-21-07	15.00	1,551	1,054,680
	10-22-07	22.00	1,163	273,305
Williams Companies, Inc.	08-18-07	30.00	1,000	250,000
	08-18-07	32.50	950	99,750

Total call options outstanding (premiums received, $1,388,703)			8,386	$3,021,025

Series V Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	1,492	$305,606
Opened	8,842	1,442,660
Expired	(650)	(112,447)
Exercised	(1,298)	(247,116)

Balance at June 30, 2007	8,386	$1,388,703

Series V Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	—	$—
Opened	545	80,347
Expired	(545)	(80,347)

Balance at June 30, 2007	—	$—

Notes to Financial Statements
June 30, 2007 (unaudited)

Series Y Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	796	$93,926
Opened	414	48,520
Exercised	(1,210)	(142,446)

Balance at June 30, 2007	—	$—

Series Y Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2006	—	$—
Opened	115	21,045
Exercised	(115)	(21,045)

Balance at June 30, 2007	—	$—

Notes to Financial Statements
June 30, 2007 (unaudited)

11. Federal Tax Matters

At December 31, 2006, the following funds had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2006	Capital Loss Carryovers	Expires In	Deferred Post-October Losses
Series B	$27,019,837	$108,210,500	2008	$—
	—	5,057,813	2009
	—	87,172,720	2010
	—	26,620,854	2011

	$27,019,837	$227,061,887

Series E	$—	$389,008	2007	700
	—	9,322,945	2008
	—	719,015	2010
	—	350,320	2012
	—	2,731,334	2014

	$—	$13,512,622

Series H	$207,817	$—	2009	193,640
	3,351,705	—	2010
	2,047,588	3,036,601	2011

	$5,607,110	$3,036,601

Series J	$—	$—		157,698

	$—	$—

Series P	$653,319	$—	2011	32,945

	$653,319	$—

Series Q	$—	$—		152

	$—	$—

Series X	$7,214,871	$7,775,955	2009	—
	—	9,772,253	2010

	$7,214,871	$17,548,208

Series Y	$3,128,347	$—	2007	—
	477,438	6,578,402	2008
	—	10,435,906	2009
	—	9,284,391	2010
	—	6,092,310	2011
	—	338,147	2012

	$3,605,785	$32,729,156

Notes to Financial Statements
June 30, 2007 (unaudited)

11. Federal Tax Matters (continued)

The Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2006, as shown below.

	Ordinary Consent Dividends	Long-term Capital Gain Consent Dividends
Series A	$13,085,742	$35,756,077
Series B	3,504,848	—
Series C	4,176,757	—
Series D	4,908,631	43,812,167
Series E	7,548,062	—
Series H	914,052	—
Series J	6,393,748	33,871,774
Series N	3,036,928	4,852,672
Series O	4,582,353	12,906,887
Series P	6,792,790	308,596
Series Q	—	14,991,355
Series V	14,196,620	34,245,913
Series Y	140,430	—
Series Z	3,099,744	761,053

Short term distributions are treated as ordinary distributions for federal income tax purposes.

As of December 31, 2006, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Distributable Earnings (Deficit)
Series A	$13,085,742	$35,756,077	$—	$83,266,128	$132,107,947
Series B	3,504,848	—	(227,061,887)	101,710,703	(121,846,336)
Series C	4,176,757	—	—	4,151	4,180,908
Series D	4,908,631	43,812,167	—	173,966,428	222,687,226
Series E	7,548,062	—	(13,513,322)	(2,439,707)	(8,404,967)
Series H	914,052	—	(3,230,241)	8,516,470	6,200,281
Series J	6,393,748	33,871,774	(157,698)	74,006,154	114,113,978
Series N	3,036,928	4,852,672	—	11,428,501	19,318,101
Series O	4,582,353	12,906,887	—	53,743,674	71,232,914
Series P	6,792,790	308,596	(32,945)	1,237,874	8,306,315
Series Q	—	14,991,355	(152)	36,141,334	51,132,537
Series V	14,196,620	34,245,913	—	113,390,308	161,832,841
Series X	—	—	(17,548,208)	9,315,216	(8,232,992)
Series Y	140,430	—	(32,729,156)	12,483,846	(20,104,880)
Series Z	3,099,744	761,053	—	(335,189)	3,525,608

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and passive foreign investment companies.

Notes to Financial Statements
June 30, 2007 (unaudited)

12. Affiliated Transactions*

Investments representing 5% or more of the outstanding voting securities of a portfolio company results in that portfolio company being considered an affiliated company of such Series, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series J as of June 30, 2007 amounted to $1,243,510 which represents 0.04% of net assets. There were no affiliated companies held in any other Series. Transactions in Series J during the year ended June 30, 2007 in which the portfolio company is an “affiliated person” are as follows:

	ThermoEnergy Corporation PIPE	ThermoEnergy Corporation Warrants
December 31, 2006
Balance
Shares	1,380,000	1,380,000
Cost	$1,302,103	$353,897

Gross Additions
Shares	—	—
Cost	$—	$—

Gross Reductions
Shares	—	—
Cost	$—	$—

June 30, 2007
Balance
Shares	1,380,000	1,380,000
Cost	$1,302,103	$353,897

Realized Gain/(Loss)	—	—

Investment Income	—	—

*	As a result of Series J’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

13. Acquisition of Series W of SBL Fund

Pursuant to a plan of reorganization approved by the stockholders of Series W of SBL Fund, Series H of SBL Fund acquired all of the net assets of Series W on June 16, 2006 which totaled $52,914,356. A total of 5,615,796 shares of Series W were exchanged for 5,481,948 shares of Series H immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series W’s net assets included $743,249 of unrealized appreciation. The aggregate net assets of Series H immediately before the acquisition totaled $43,263,368 and following the acquisition, the combined net assets of Series H totalled $96,177,724.

14. Acquisition of Series G of SBL Fund

Pursuant to a plan of reorganization approved by the stockholders of Series G of SBL Fund, Series Y of SBL Fund acquired all of the net assets of Series G on June 16, 2006 which totaled $46,089,706. A total of 7,094,570 shares of Series G were exchanged for 4,606,863 shares of Series Y immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series G’s net assets included $3,219,555 of unrealized appreciation and $16,205,387 of accumulated realized loss on sale of investments. The aggregate net assets of Series Y immediately before the acquisition totaled $45,276,152 and following the acquisition, the combined net assets of Series Y totalled $91,365,858.

15. Subsequent Event

A special meeting of the shareholders of Series D of SBL Fund was held on July 27, 2007. The shareholders approved a change of sub-advisers for Series D. Effective August 1, 2007, Security Global Investors, LLC became sub-adviser for approximately one-half of the assets of the Series. OppenheimerFunds, Inc. will continue to sub-advise the remaining one-half of the assets.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

Directors

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business broker, Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.;
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President, Washburn University
(09-20-46)	President, J&J Bonanza
2005

Penny A. Lumpkin**	Partner, Vivians’ Gift Shop (Corporate Retail)
(08-20-39)	Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)
1993	Vice President, PLB (Real Estate Equipment Leasing)
Vice President, Town Crier (Retail)
Prior to 1999:
Vice President & Treasurer, Palmer News, Inc.
Vice President, M/S News, Inc.
Secretary, Kansas City Periodicals
Prior to 2002:
Vice President, Bellaire Shopping Center (Managing and Leasing)
Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Thomas A. Swank*	Senior Vice President, Security Benefit Corporation and Security Benefit Life Insurance Company
(01-10-60)	Chief Operating Officer, Security Benefit Life Insurance Company
2007 President, Director	President, First Security Benefit Life Insurance and Annuity Company of New York
& Chairman of the Board	Chief Financial Officer & Treasurer, Security Benefit Corporation,
Security Benefit Life Insurance Company and First Security Benefit Life Insurance and
Annuity Company of New York

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.
***	Each director oversees 28 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Effective August 17, 2007, Michael Odlum resigned his position as President and Acting Chairman of the Board of the Security Funds.

Directors and Officers (unaudited) (continued)

Officers

Name (Date of Birth) Title - Year Elected*	Principal Occupation(s) During Past 5 Years
Steven M. Bowser	Vice President & Senior Portfolio Manager, Security Investors, LLC;
(02-11-60)	Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2003

Christina Fletcher	Vice President & Portfolio Manager, Security Investors, LLC
(07-25-72)	Credit Analyst/Portfolio Manager, Horizon Cash Management
Vice President - 2005	Senior Money Market Trader, Scudder Investments

Brenda M. Harwood	Vice President & Chief Compliance Officer, Security Global Investors, LLC;
(11-03-63)	Assistant Vice President, Security Benefit Life Insurance Company
Chief Compliance Officer - 2004	Vice President, Assistant Treasurer & Director, Security Distributors, Inc.
Treasurer - 1988

Mark Lamb	Vice President, Security Investors, LLC,
(02-03-60)	Vice President, Security Benefit Life Insurance Company
Vice President - 2003

Amy J. Lee	Secretary, Security Investors, LLC.;
(06-05-61)	Secretary & Chief Compliance Officer, Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Corporation & Security Benefit Life Insurance Company
Director, Brecek & Young Advisors, Inc.

Mark Mitchell	Vice President & Portfolio Manager, Security Investors, LLC
(08-24-64)	Vice President & Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2003

Christopher Phalen	Vice President & Head of Fixed Income Asset Management, Security Global Investors
(11-9-70)	Assistant Vice President & Head of Fixed Income Asset Management,
Vice President - 2002	Security Benefit Life Insurance Company;
Vice President & Portfolio Manager, Security Investors, LLC
Vice President & Portfolio Manager, Security Benefit Life Insurance Company

James P. Schier	Vice President & Senior Portfolio Manager, Security Investors, LLC;
(12-28-57)	Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 1998

Cindy L. Shields	Vice President & Head of Operations, Security Global Investors
(06-05-67)	Vice President & Head of Equity Asset Management, Security Investors, LLC
Vice President - 1988	Vice President & Head of Equity Asset Management, Security Benefit Life Insurance Company

Christopher D. Swickard	Assistant Secretary, Security Investors, LLC;
(10-09-65)	Second Vice President & Assistant General Counsel, Security Benefit Corporation &
Assistant Secretary - 1996	Security Benefit Life Insurance Company
Assistant Secretary, Security Distributors, Inc.

David G. Toussaint	Vice President & Portfolio Manager, Security Investors, LLC;
(10-10-66)	Assistant Vice President & Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2001

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

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Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Mid Cap Value Series

•	Select 25 Series

•	Small Cap Growth Series

Security Large Cap Value Fund

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Thomas A. Swank

Officers

Thomas A. Swank, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1) Not required at this time.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	August 31, 2007

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	August 31, 2007